                                                       -------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number:  3235-0570
                                                       Expires:  August 31, 2011
                                                       Estimated average burden
                                                       hours per response:  18.9
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================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number 811-05460
       ---------


                          AIM Treasurer's Series Trust
                ------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
              ---------------------------------------------------
             (Address of principal executive offices)   (Zip code)


    Karen Dunn Kelley   11 Greenway Plaza, Suite 100 Houston, Texas 77046
    ---------------------------------------------------------------------
                    (Name and address of agent for service)


       Registrant's telephone number, including area code: (713) 626-1919
                                                           --------------

Date of fiscal year end: 8/31
                         ----

Date of reporting period: 8/31/08
                          -------

================================================================================

Item 1. Reports to Stockholders.

[INVESCO AIM LOGO]               INVESTOR CLASS
- SERVICE MARK -                 AIM TREASURER'S SERIES TRUST (ATST)
                                 Premier Portfolio
                                 Premier U.S. Government Money Portfolio
                                 Premier Tax-Exempt Portfolio

                                 Annual Report to Shareholders o August 31, 2008

                               [MOUNTAIN GRAPHIC]

2    Letters to Shareholders
4    Fund Data
4    Fund Composition by Maturity
5    Fund Objectives and Strategies
6    Schedules of Investments
18   Financial Statements
21   Notes to Financial Statements
26   Financial Highlights
28   Auditor's Report
29   Fund Expenses
30   Approval of Investment Advisory Agreement
34   Tax Information
35   Results of Proxy
37   Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2008, and is based on total net assets. Unless otherwise stated, all data provided by Invesco Aim.

INVESTOR CLASS SHARES OF THE FUND ARE OFFERED ONLY TO CERTAIN GRANDFATHERED INVESTORS. SEE EACH FUND'S PROSPECTUS FOR MORE INFORMATION.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

                         Dear Fellow Shareholders:

                         It is a pleasure to provide you with this annual report on the performance of the Investor Class of AIM
                         Treasurer's Series Trust for the fiscal year ended August 31, 2008. Thank you for investing with us.

                            Through a combination of short-term cash management vehicles and selective use of a longer maturity
        [KELLEY          schedule for enhanced yields, each Fund continued to provide competitive returns and maintain a relatively
         PHOTO]          short maturity structure.

     Karen Dunn Kelley   MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

                         Weakness in the housing market, sharply higher energy and food prices, a widening credit crunch and slowing consumer spending were among the factors that contributed to general economic weakness for much of the fiscal year. Gross domestic product (GDP), the broadest measure of overall economic activity, expanded at an annualized rate of 4.8% in the third quarter of 2007 before contracting at an annualized rate of 0.2% in the fourth quarter.(1)
GDP grew at annualized rates of 0.9% and 2.8% in the first and second quarters of 2008, respectively.(1)

   The U.S. Federal Reserve (the Fed) moved aggressively throughout the fiscal year to attempt to stimulate economic growth and enhance liquidity. In seven separate actions, the central bank lowered short-term interest rate targets from 5.25% to 2.00%.(2)
Decreases in the federal funds target rate are reflected fairly rapidly in the yields of money market funds and other fixed income funds that invest primarily in short-term securities.

   Beginning in March 2008, the Fed expanded its lending authority and increased liquidity to ensure the smooth functioning of the financial markets. The central bank extended a line of credit to JPMorgan Chase to buy troubled investment bank Bear Stearns, and it created a new program to provide loans directly to large investment banks.

   After the close of the fiscal year, market volatility increased significantly. To put some context around the recent financial events: The markets have shown serious strain for more than a year, largely as a result of years of lax credit practices associated with the housing boom. Mortgage loans of questionable quality were often bundled into hard-to-understand securities and sold to various financial institutions. The complexity and obscure structure of these securities hid an Achilles' heel of our financial system, creating a liquidity crisis of historic severity.

   The expansion of this liquidity crisis threatened to undermine the entire financial system, and it required government intervention to help restore confidence. Among the programs created for this purpose were the ABCP Money Market Mutual Fund
Liquidity Facility, the Temporary Guarantee Program for Money Market Funds and the Commercial Paper Funding Facility. Also, in early
October, the Fed -- in concert with five other central banks -- cut short-term interest rate targets by a half a point to restore confidence in the markets, encourage banks to lend and help ease the effects of the global financial crisis.(2)

   In our ongoing effort to communicate timely and relevant information to our clients, we continue to emphasize that safety is of paramount importance to the investment process for all of Invesco Aim's money market funds. Our conservative investment philosophy, which has been in place for more than 27 years, will always focus on our commitment to provide safety, liquidity and yield -- in that order -- to our money market fund investors.

   None of our U.S. money market portfolios has any exposure to troubled firms such as Lehman Brothers Holdings, or any of its subsidiaries; American International Group; or Washington Mutual. In fact, during the recent period of market turbulence, Invesco
Aim's money market funds held no securities that were downgraded by the credit agencies.

   Because money market funds invest in short-term securities, the yield you earned on your investment in the Fund declined during the fiscal year. The fiscal year began with three-month Treasuries yielding 4.09% and 30-year Treasuries yielding 4.83%.(3) By
August 31, 2008, both short- and long-term Treasuries had declined, with three-month Treasuries yielding just 1.71% and 30-year
Treasuries yielding 4.41%.(3) This decline was due primarily to the Fed's efforts to stimulate the economy by cutting short-term interest rate targets.

WELCOME TO INVESCO AIM

On March 31, 2008, AIM Investments became Invesco Aim, combining Invesco's worldwide resources and AIM's 30-year tradition of delivering quality investment products to the U.S. marketplace.

   Invesco is one of the world's largest and most diversified global investment managers with $450 billion in assets under management as of August 31, 2008, and 5,300 employees in 13 investment centers worldwide serving clients in 100 countries. To learn more, visit our website, invescoaim.com.

   Invesco Aim is dedicated to helping our clients achieve their short-term cash management needs. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash
Management representatives at 800 659 1005.

Sincerely,


/S/ KAREN DUNN KELLEY

Karen Dunn Kelley
CEO, Invesco Worldwide Fixed Income

October 20, 2008

(1) Bureau of Economic Analysis;

(2) U.S. Federal Reserve;

(3) Lehman Brothers Inc.

The views and opinions expressed in this letter are those of Invesco Aim Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Aim Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


2   AIM TREASURER'S SERIES TRUST

                         Dear Fellow Shareholders:

                         As I write this letter, recent market turbulence has again reminded investors that cyclicality and the correction of excess can be painful, at least in the short-term. Your Board of Trustees believes in the wisdom of a long-term perspective and consistent investment discipline. We continue to put your interests
        [CROCKETT        first in the effort to improve investment performance, contain shareholder costs and uphold the highest
          PHOTO]         ethical standards.

       Bruce Crockett       At its June meeting, your Board reviewed and renewed for another year the investment advisory contracts between the AIM Funds and Invesco Aim Advisors, Inc. Again this year, the decision was the culmination of a year-long process during which your Board, working in Sub-Committees, conducted a review of the performance, fees and expenses of each AIM Fund both in absolute terms and relative to industry averages.
                         For the contract renewal discussion, the independent Trustees met and voted separately, receiving independent advice from independent legal counsel and assistance from the independent Senior Officer, who reports directly to the independent Trustees. This review is one of the most important ways your Board exercises its fiduciary responsibility, and we invest considerable time and diligence in making sure these agreements represent your best interests. You can find details on the results of both the 2007 and 2008 investment advisory and sub-advisory agreement renewal process at
invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   We remain enthusiastic about the global reach and investment expertise that Invesco, a leading independent global investment management company, brings to the management of AIM Funds as the parent company of the advisers. The diverse investment strategies deployed throughout the worldwide network of Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly website
(invescoaim.com); a new mountain logo using a Himalayan peak to symbolize stability, endurance, strength and longevity; and a new ad campaign. Emphasizing Invesco Aim's focus and investment quality, the ads will appear in financial publications such as Barron's and
Investment News through the end of 2008.

   As always, you are welcome to email your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

October 20, 2008


3   AIM TREASURER'S SERIES TRUST

FUND DATA

====================================================================================================================================
INVESTOR CLASS DATA AS OF 8/31/08

FUND                                                           YIELDS                   WEIGHTED AVERAGE MATURITY   TOTAL NET ASSETS
                                                          7-DAY SEC YIELDS
                                                            HAD FEES NOT
                                                         BEEN WAIVED AND/OR              RANGE DURING   AT FISCAL
                                               7-DAY        EXPENSES NOT      MONTHLY       FISCAL         YEAR
                                            SEC YIELDS     BEEN REIMBURSED     YIELDS        YEAR          END

Premier                                        2.54%            2.46%           2.53%    23 - 53 days      37 days    $108.6 million
Premier
U.S. Government Money                          2.24             2.16            2.14     6 - 55 days       28 days    29.4 million
Premier Tax-Exempt                             1.66             N/A             1.69     9 - 31 days       17 days    24.4 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher.
Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Had the advisor not waived fees and/or reimbursed expenses for Premier and Premier U.S. Government Money, performance would have been lower. Monthly yields represent annualized results for the month, net of fees and expenses, and exclude any realized capital gains or losses.
====================================================================================================================================

FUND COMPOSITION BY MATURITY

=======================================================================================
IN DAYS, AS OF 8/31/08

                                                      PREMIER           PREMIER
                                   PREMIER        U.S. GOVERNMENT     TAX-EXEMPT
                               PORTFOLIO(1,2)   MONEY PORTFOLIO(3)   PORTFOLIO(4)
1-7                                30.3%               70.9%             90.6%
8-30                               20.5                 5.2               0.5
31-90                              40.0                13.4               4.6
91-180                              9.2                 5.3               2.5
181+                                0.0                 5.2               1.8
=======================================================================================

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940.

(1) The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

(2) The Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, and the
    Fund's performance will depend to a great extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the U.S. and abroad.

(3) The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the U.S. government. The U.S. government may choose not to provide financial support to U.S.
    government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S.
    government.

(4) The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the Fund invests are located.

4   AIM TREASURER'S SERIES TRUST

FUND OBJECTIVES AND STRATEGIES

PREMIER PORTFOLIO                                                 PREMIER TAX-EXEMPT PORTFOLIO

Premier Portfolio seeks to provide a high level of current        Premier Tax-Exempt Portfolio seeks to provide a high level of
income, consistent with the preservation of capital and           current income, consistent with the preservation of capital and
maintenance of liquidity.                                         maintenance of liquidity.

    The Fund invests in short-term money market instruments           The Fund invests in high quality, short-term municipal
that blend top-tier, high quality U.S. dollar-denominated         obligations, seeking to provide income exempt from federal
obligations, which include commercial paper, certificates of      taxation. The Fund structure is driven to some extent by the
deposit, master and promissory notes, municipal securities and    supply and availability of municipal securities. Liquidity is
repurchase agreements.                                            managed with daily and weekly variable rate demand notes.

    The Fund continues to hold the highest credit quality rating (Aaa) given by Moody's, a widely known credit rating agency. Fund ratings are subject to change and are based on several factors, including an analysis of a fund's overall credit quality, market price exposure and management.

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

Premier U.S. Government Money Portfolio seeks to provide a high level of current income, consistent with the preservation of capital and maintenance of liquidity.

    The Fund invests primarily in debt securities issued or guaranteed by the U.S. government or its agencies and securities such as repurchase agreements and variable rate or floating rate debt obligations. Securities purchased by the Fund have maturities of 397 days or less.

    The Fund continues to hold the highest credit quality rating (Aaa) given by Moody's, a widely known credit rating agency. Fund ratings are subject to change and are based on several factors, including an analysis of a fund's overall credit quality, market price exposure and management.

====================================================================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.
====================================================================================================================================

====================================================================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
====================================================================================================================================


5  AIM TREASURER'S SERIES TRUST

SCHEDULE OF INVESTMENTS

August 31, 2008

PREMIER PORTFOLIO



                                                                               PRINCIPAL
                                                      INTEREST    MATURITY      AMOUNT
                                                        RATE        DATE         (000)           VALUE
----------------------------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT-35.06%

  Abbey National North America LLC                      2.97%     10/28/08   $     50,000   $   50,000,780
----------------------------------------------------------------------------------------------------------
  Abbey National Treasury Services PLC(a)               2.73%     10/02/08         50,000       50,009,402
----------------------------------------------------------------------------------------------------------
  Allied Irish Banks, PLC                               2.65%     09/11/08         25,000       25,000,000
----------------------------------------------------------------------------------------------------------
  Allied Irish Banks, PLC                               3.08%     10/20/08         50,000       50,000,000
----------------------------------------------------------------------------------------------------------
  Australia and New Zealand Banking Group Ltd.          2.82%     09/05/08         50,000       50,000,902
----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                 2.69%     10/09/08         40,000       40,000,000
----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                 2.84%     12/08/08         50,000       50,001,348
----------------------------------------------------------------------------------------------------------
  Banco Santander, S.A.                                 2.65%     09/17/08         40,000       40,000,000
----------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia                                   2.69%     11/28/08         25,000       25,000,000
----------------------------------------------------------------------------------------------------------
  Bank of Scotland PLC                                  2.66%     09/02/08         50,000       50,000,014
----------------------------------------------------------------------------------------------------------
  Bank of Scotland PLC                                  2.74%     10/09/08         25,000       25,000,000
----------------------------------------------------------------------------------------------------------
  Bank of Scotland PLC (United Kingdom)(b)              2.81%     11/10/08         50,000       50,000,965
----------------------------------------------------------------------------------------------------------
  Barclays Bank PLC                                     2.80%     10/27/08         50,000       50,000,000
----------------------------------------------------------------------------------------------------------
  CALYON S.A.                                           2.72%     10/14/08         25,000       25,000,000
----------------------------------------------------------------------------------------------------------
  CALYON S.A.                                           2.85%     10/21/08         25,000       25,000,342
----------------------------------------------------------------------------------------------------------
  Dexia Bank S.A.                                       2.82%     10/14/08         50,000       50,000,593
----------------------------------------------------------------------------------------------------------
  Deutsche Bank A.G.                                    2.70%     11/04/08         50,000       50,000,000
----------------------------------------------------------------------------------------------------------
  HSBC Bank U.S.A. N.A.                                 2.83%     11/17/08         40,000       40,000,847
----------------------------------------------------------------------------------------------------------
  KBC Bank N.V.(b)                                      2.73%     09/15/08         50,000       50,000,193
----------------------------------------------------------------------------------------------------------
  Lloyds TSB Bank PLC                                   2.42%     09/12/08         50,000       50,000,152
----------------------------------------------------------------------------------------------------------
  Mitsubishi UFJ Trust & Banking Corp.                  2.92%     12/11/08         50,000       50,000,000
----------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)      2.88%     12/08/08         50,000       50,001,348
----------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)      2.82%     12/31/08         25,000       25,000,832
----------------------------------------------------------------------------------------------------------
  Nordea Bank A.B.                                      2.64%     10/14/08         50,000       50,000,000
----------------------------------------------------------------------------------------------------------
  Nordea Bank A.B.(a)                                   2.43%     12/01/08         38,100       38,078,079
----------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                  2.85%     09/08/08         50,000       50,000,000
----------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(a)                         2.86%     12/15/08         50,000       50,003,425
----------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC                            2.79%     11/13/08         50,000       50,001,007
----------------------------------------------------------------------------------------------------------
  Societe Generale                                      2.78%     09/04/08         50,000       50,000,000
----------------------------------------------------------------------------------------------------------
  Societe Generale                                      2.80%     09/04/08         25,000       25,000,000
----------------------------------------------------------------------------------------------------------
  Societe Generale(a)                                   2.87%     02/24/09         50,000       50,000,000
----------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B.                            2.61%     10/01/08         25,000       24,998,549
----------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B.                            2.66%     10/09/08         40,000       40,000,416
----------------------------------------------------------------------------------------------------------
  UniCredito Italiano S.p.A                             2.70%     09/11/08         50,000       50,000,137
----------------------------------------------------------------------------------------------------------
  UniCredito Italiano S.p.A                             2.73%     10/01/08         25,000       25,000,205
----------------------------------------------------------------------------------------------------------
  UniCredito Italiano S.p.A                             3.00%     12/18/08         50,000       50,000,000
----------------------------------------------------------------------------------------------------------
  Wachovia Bank, N.A.                                   2.91%     10/30/08         50,000       50,000,000
----------------------------------------------------------------------------------------------------------
  Westpac Banking Corp.                                 2.69%     09/12/08         50,000       50,000,151
==========================================================================================================
     Total Certificates of Deposit (Cost
       $1,623,099,687)                                                                       1,623,099,687
==========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM TREASURER'S SERIES TRUST

                                                                               PRINCIPAL
                                                      INTEREST    MATURITY      AMOUNT
                                                        RATE        DATE         (000)           VALUE
----------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-34.95%(C)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-6.57%(d)

  Amstel Funding Corp.(b)                               2.85%     09/26/08   $     55,000   $   54,891,146
----------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)                               3.06%     10/22/08         30,000       29,869,950
----------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)                               2.95%     11/05/08         45,298       45,056,725
----------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)                               2.98%     11/12/08         35,000       34,791,400
----------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)                               2.95%     11/14/08         30,000       29,818,083
----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)                         2.80%     10/08/08         60,000       59,827,333
----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)                         2.76%     10/23/08         50,000       49,800,667
==========================================================================================================
                                                                                               304,055,304
==========================================================================================================


ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-1.83%(D)

  Old Line Funding, LLC                                 2.77%     10/08/08         50,000       49,857,653
----------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC                                 2.77%     11/19/08         35,000       34,787,248
==========================================================================================================
                                                                                                84,644,901
==========================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-4.89%(D)

  Concord Minutemen Capital Co., LLC-Series A,
  (Multi CEP's-Liberty Hampshire Co., LLL; agent)       3.00%     09/08/08         25,000       24,985,417
----------------------------------------------------------------------------------------------------------
  Concord Minutemen Capital Co., LLC-Series A,
  (Multi CEP's-Liberty Hampshire Co., LLL; agent)       2.85%     11/14/08         50,000       49,707,083
----------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
  CEP's-Liberty Hampshire Co., LLL; agent)              2.93%     12/05/08         35,000       34,729,382
----------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
  Liberty Hampshire Co., LLC; agent)                    3.00%     09/08/08         25,000       24,985,417
----------------------------------------------------------------------------------------------------------
  LMA Americas LLC (CEP-Credit Agricole S.A.)(b)        2.57%     09/05/08         50,000       49,985,722
----------------------------------------------------------------------------------------------------------
  LMA Americas LLC (CEP-Credit Agricole S.A.)(b)        2.58%     09/23/08         42,000       41,933,780
==========================================================================================================
                                                                                               226,326,801
==========================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-4.29%(D)

  Mont Blanc Capital Corp.(b)                           2.87%     09/09/08         25,000       24,984,056
----------------------------------------------------------------------------------------------------------
  Ranger Funding Co., LLC                               2.60%     09/09/08         54,000       53,968,800
----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.                           2.65%     09/23/08         25,000       24,959,514
----------------------------------------------------------------------------------------------------------
  Victory Receivables Corp.(b)                          2.87%     09/19/08         45,000       44,935,425
----------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.                                2.76%     11/14/08         50,000       49,716,333
==========================================================================================================
                                                                                               198,564,128
==========================================================================================================


ASSET-BACKED SECURITIES-SECURITIES-7.66%(D)

  Aspen Funding Corp.                                   2.83%     10/22/08         50,000       49,799,542
----------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)                          2.70%     09/08/08         50,000       49,973,750
----------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)                          2.75%     09/15/08         36,000       35,961,500
----------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)                          2.77%     10/15/08         50,000       49,831,028
----------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)                          2.86%     10/15/08         50,000       49,825,222
----------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)                          2.89%     11/10/08         40,000       39,775,611
----------------------------------------------------------------------------------------------------------
  Newport Funding Corp.                                 2.80%     09/26/08         50,000       49,902,778
----------------------------------------------------------------------------------------------------------
  Newport Funding Corp.                                 2.90%     12/17/08         30,000       29,741,416
==========================================================================================================
                                                                                               354,810,847
==========================================================================================================


CONSUMER FINANCE-1.07%

  HSBC Finance Corp.                                    2.73%     11/12/08         50,000       49,727,000
==========================================================================================================


DIVERSIFIED BANKS-3.58%

  Bank of America Corp.                                 2.74%     09/12/08         40,000       39,966,511
----------------------------------------------------------------------------------------------------------
  Dexia Delaware, LLC(b)                                2.63%     10/10/08         50,000       49,857,271
----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM TREASURER'S SERIES TRUST

                                                                               PRINCIPAL
                                                      INTEREST    MATURITY      AMOUNT
                                                        RATE        DATE         (000)           VALUE
----------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

  Rabobank USA Financial Corp.(b)                       2.64%     10/24/08   $     46,165   $   45,985,572
----------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)               2.77%     11/06/08         30,000       29,847,650
==========================================================================================================
                                                                                               165,657,004
==========================================================================================================


LIFE & HEALTH INSURANCE-2.36%(D)

  Metlife Short Term Funding LLC                        2.91%     12/01/08         50,000       49,632,208
----------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding LLC                        3.01%     12/31/08         60,000       59,392,984
==========================================================================================================
                                                                                               109,025,192
==========================================================================================================


REGIONAL BANKS-2.70%

  ANZ National (International) Ltd.(b)(d)               2.68%     10/14/08         50,000       49,839,945
----------------------------------------------------------------------------------------------------------
  HSBC USA Inc.                                         2.57%     09/03/08         50,000       49,992,861
----------------------------------------------------------------------------------------------------------
  KBC Financial Products International Ltd.(b)(d)       2.73%     10/02/08         25,000       24,941,229
==========================================================================================================
                                                                                               124,774,035
==========================================================================================================
     Total Commercial Paper (Cost $1,617,585,212)                                            1,617,585,212
==========================================================================================================



MEDIUM-TERM NOTES-5.08%(A)

  Bank of America Corp. Floating Rate MTN               2.92%     03/24/09         50,000       49,994,821
----------------------------------------------------------------------------------------------------------
  Metropolitan Life Global Funding I Floating Rate
  MTN(d)                                                2.57%     09/12/08         10,000       10,000,000
----------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. Floating Rate
  MTN(b)(d)                                             2.79%     10/01/08         35,000       35,004,605
----------------------------------------------------------------------------------------------------------
  Procter & Gamble International Funding S.C.A
  Floating Rate MTN(b)(d)                               2.88%     02/19/09         25,000       25,000,000
----------------------------------------------------------------------------------------------------------
  Rabobank Nederland Floating Rate MTN(b)               2.81%     01/15/09         40,000       40,001,176
----------------------------------------------------------------------------------------------------------
  Westpac Banking Corp. Floating Rate MTN(b)(d)         2.45%     09/05/08         25,000       25,000,000
----------------------------------------------------------------------------------------------------------
  Westpac Banking Corp. Floating Rate MTN(b)(d)         2.95%     02/06/09         50,000       49,991,539
==========================================================================================================
     Total Medium-Term Notes (Cost $234,992,141)                                               234,992,141
==========================================================================================================



MASTER NOTE AGREEMENTS-3.30%

  Goldman Sachs Credit Partners L.P.(d)(f)              3.20%     01/28/09         75,000       75,000,000
----------------------------------------------------------------------------------------------------------
  Merrill Lynch Mortgage Capital, Inc.(d)(e)(f)         2.43%           --         78,000       78,000,000
==========================================================================================================
     Total Master Note Agreements (Cost
       $153,000,000)                                                                           153,000,000
==========================================================================================================



FUNDING AGREEMENTS-1.73%

  MetLife Insurance Co. of Connecticut (Acquired
  10/12/07; Cost $35,000,000)(a)(d)(g)                  2.87%     10/10/08         35,000       35,000,000
----------------------------------------------------------------------------------------------------------
  Metropolitan Life Insurance Co. Floating Rate
  (Acquired 07/17/06; Cost $45,000,000)(a)(d)(g)        3.05%     02/18/09         45,000       45,000,000
==========================================================================================================
     Total Funding Agreements (Cost $80,000,000)                                                80,000,000
==========================================================================================================



VARIABLE RATE DEMAND NOTES-1.65%(h)

LETTER OF CREDIT ENHANCED-1.65%(I)

  Albuquerque (City of), New Mexico (KTech Corp.);
  Series 2002, Taxable Industrial RB (LOC-Wells
  Fargo Bank, N.A.)                                     2.51%     11/01/22          1,450        1,450,000
----------------------------------------------------------------------------------------------------------
  Capital Markets Access Co. (Cullman Outpatient
  Center); Series 2006 F, (LOC-Wachovia Bank,
  N.A.)                                                 3.02%     08/01/31          2,790        2,790,000
----------------------------------------------------------------------------------------------------------
  Capital Markets Access Co. (Surgery Center of
  Cullman); Series 2006 G, (LOC-Wachovia Bank,
  N.A.)                                                 3.02%     08/01/13          1,640        1,640,000
----------------------------------------------------------------------------------------------------------
  Forward Corp.; Series 2005, Adjustable Rate
  Taxable Securities (LOC-Fifth Third Bank)             2.95%     12/01/30          3,600        3,600,000
----------------------------------------------------------------------------------------------------------
  Gainesville (City of) & Hall (County of),
     Georgia Development Authority (Fieldale Farms
     Corp.); Series 2006, Taxable IDR
     (LOC-Wachovia Bank, N.A.)                          2.72%     03/01/21         10,000       10,000,000
----------------------------------------------------------------------------------------------------------
  Germain Properties of Columbus Inc., Germain
     Real Estate Co. LLC and Germain Motor Co.;
     Series 2001, Floating Rate Notes
     (LOC-JPMorgan Chase Bank, N.A.)                    2.67%     03/01/31          2,414        2,414,000
----------------------------------------------------------------------------------------------------------
  GMS Associates III Series 1995, RB (LOC-Bank of
  America, N.A.)                                        2.77%     11/01/25          4,858        4,858,000
----------------------------------------------------------------------------------------------------------
  Habasit Holding America Inc.; Series 2006, RB
  (LOC-Bank of America, N.A.)                           2.65%     03/01/16          3,860        3,860,000
----------------------------------------------------------------------------------------------------------
  Montgomery (City of), Alabama (Riverfront
  Stadium); Series 2003 B, Taxable Revenue Wts.
  (LOC-Wachovia Bank, N.A.)                             2.57%     11/01/23          5,000        5,000,000
----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM TREASURER'S SERIES TRUST

                                                                               PRINCIPAL
                                                      INTEREST    MATURITY      AMOUNT
                                                        RATE        DATE         (000)           VALUE
----------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Northwest University; Series 2007, Taxable RB
  (LOC-Bank of America, N.A.)                           2.57%     09/01/18   $      5,320   $    5,320,000
----------------------------------------------------------------------------------------------------------
  Port Blakely Communities, Inc., Washington;
  Series 2001 C, Taxable RB (LOC-Bank of America,
  N.A.)                                                 3.00%     02/15/21          6,275        6,275,000
----------------------------------------------------------------------------------------------------------
  Saint Jean Industries, Inc.; Series 2006,
  (LOC-General Electric Capital Corp.)(d)               2.75%     10/01/21         11,640       11,640,000
----------------------------------------------------------------------------------------------------------
  Southeastern California Conference of Seventh
     Day Adventists; Series 2008, Taxable RB
     (LOC-Bank of America, N.A.)                        2.65%     06/01/25         10,125       10,125,000
----------------------------------------------------------------------------------------------------------
  Valdosta-(City of) Lowndes (County of), Georgia
     Industrial Authority (Martin's Famous Pastry
     Shoppe, Inc.); Series 2007 B, Incremental RB
     (LOC-Wachovia Bank, N.A.)                          2.72%     06/01/28          7,600        7,600,000
==========================================================================================================
     Total Variable Rate Demand Notes (Cost
       $76,572,000)                                                                             76,572,000
==========================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-81.77% (Cost $3,785,249,040)                                                   3,785,249,040
==========================================================================================================


                                                                             REPURCHASE
                                                                               AMOUNT

REPURCHASE AGREEMENTS-18.14%(J)

  Barclays Capital Inc., Joint agreement dated
     08/29/08, aggregate maturing value
     $1,250,297,222 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,275,000,001; 5.00%-6.00%,
     12/01/18-05/01/38)                                 2.14%     09/02/08    179,579,631      179,536,941
----------------------------------------------------------------------------------------------------------
  BNP Paribas, Joint agreement dated 08/29/08,
     aggregate maturing value $900,232,500
     (collateralized by U.S. Government sponsored
     agency and Corporate obligations valued at
     $932,673,059; 0%-24.77%, 09/15/09-
     01/25/47)(b)                                       2.33%     09/02/08    220,056,833      220,000,000
----------------------------------------------------------------------------------------------------------
  Citigroup Global Markets Inc., Joint agreement
     dated 08/29/08, aggregate maturing value
     $750,192,083 (collateralized by Corporate
     obligations valued at $787,500,000; 0%-
     27.68%, 01/15/10-11/20/57)                         2.31%     09/02/08    220,058,344      220,000,000
----------------------------------------------------------------------------------------------------------
  Fortis Securities N.V./S.A., Joint agreement
     dated 08/29/08, aggregate maturing value
     $500,127,500 (collateralized by U.S.
     Government sponsored agency and Corporate
     obligations valued at $524,361,560; 0%-6.00%,
     03/25/35-03/25/38)(b)                              2.30%     09/02/08    220,056,100      220,000,000
----------------------------------------------------------------------------------------------------------
  Total Repurchase Agreements (Cost $839,536,941)                                              839,536,941
==========================================================================================================
TOTAL INVESTMENTS(k)(l)-99.91% (Cost
  $4,624,785,981)                                                                            4,624,785,981
==========================================================================================================
OTHER ASSETS LESS LIABILITIES-0.09%                                                              3,982,813
==========================================================================================================
NET ASSETS-100.00%                                                                          $4,628,768,794
__________________________________________________________________________________________________________
==========================================================================================================



Investment Abbreviations:

CEP   - Credit Enhancement Provider
IDR   - Industrial Development Revenue Bonds
LOC   - Letter of Credit
MTN   - Medium-Term Notes
RB    - Revenue Bonds
VRD   - Variable Rate Demand
Wts.  - Warrants


Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(b) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 9.0%; France: 8.5%; United Kingdom: 7.6%; Belgium:
      5.3%; other countries less than 5%: 5.0% each.
(c) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2008 was $1,741,844,491, which represented 37.63% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid at August 31, 2008.
(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(g) Security considered to be illiquid at August 31, 2008. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at August 31, 2008 was $80,000,000, which represented 1.73% of the Fund's Net Assets.
(h) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(i) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)   Principal amount equals value at period end. See Note 1K.
(k)   Also represents cost for federal income tax purposes.
(l) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. Entities may not be primarily responsible for the issuer's obligation but may be called upon to satisfy issuer's obligations. No concentration of any single entity was greater than 5%.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM TREASURER'S SERIES TRUST

SCHEDULE OF INVESTMENTS

August 31, 2008

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO



                                                                 PRINCIPAL
                                                                   AMOUNT
                                                     MATURITY      (000)          VALUE
------------------------------------------------------------------------------------------
U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-87.76%

FEDERAL FARM CREDIT BANK (FFCB)-5.63%

Floating Rate Bonds(a)
  2.04%                                              03/17/09   $     2,000   $  2,000,000
------------------------------------------------------------------------------------------
  2.49%                                              12/21/09        25,000     25,000,000
==========================================================================================
                                                                                27,000,000
==========================================================================================


FEDERAL HOME LOAN BANK (FHLB)-50.73%

Unsec. Bonds
  2.60%                                              02/06/09         3,650      3,648,579
------------------------------------------------------------------------------------------
  3.50%                                              02/13/09         2,030      2,040,796
------------------------------------------------------------------------------------------
  2.90%                                              02/27/09        10,000     10,000,000
------------------------------------------------------------------------------------------
  2.85%                                              03/04/09         5,000      5,000,000
------------------------------------------------------------------------------------------
  2.38%                                              03/10/09        10,000     10,008,022
------------------------------------------------------------------------------------------
Unsec. Disc. Notes(b)
  2.05%                                              10/03/08         5,000      4,990,889
------------------------------------------------------------------------------------------
  1.90%                                              10/27/08        10,000      9,970,444
------------------------------------------------------------------------------------------
  2.54%                                              11/19/08        25,000     24,860,653
------------------------------------------------------------------------------------------
Unsec. Floating Rate Bonds(a)
  2.12%                                              10/02/08        25,000     24,993,534
------------------------------------------------------------------------------------------
  2.19%                                              12/12/08         5,000      5,000,000
------------------------------------------------------------------------------------------
  2.49%                                              01/30/09        50,000     50,000,000
------------------------------------------------------------------------------------------
  2.37%                                              02/17/09         5,000      5,000,000
------------------------------------------------------------------------------------------
  2.17%                                              02/19/09         5,000      5,000,000
------------------------------------------------------------------------------------------
  2.20%                                              03/20/09        10,000     10,000,000
------------------------------------------------------------------------------------------
  2.25%                                              03/27/09        25,000     25,000,000
------------------------------------------------------------------------------------------
  2.61%                                              05/27/09         3,000      3,000,761
------------------------------------------------------------------------------------------
  2.38%                                              12/23/09        30,000     29,952,278
------------------------------------------------------------------------------------------
  2.39%                                              12/28/09        15,000     14,994,241
==========================================================================================
                                                                               243,460,197
==========================================================================================


FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-24.50%

Series M006, Class A
  Taxable Multi-Family VRD Ctfs.
  2.47%(c)                                           10/15/45        29,667     29,666,891
------------------------------------------------------------------------------------------
Sr. Unsec. Disc. Notes(b)
  2.36%                                              09/15/08         5,000      4,995,411
------------------------------------------------------------------------------------------
  2.11%                                              09/16/08         5,000      4,995,604
------------------------------------------------------------------------------------------
  2.07%                                              10/14/08        10,000      9,975,275
------------------------------------------------------------------------------------------
  2.29%                                              11/10/08         5,000      4,977,736
------------------------------------------------------------------------------------------
Sr. Unsec. Floating Rate Notes(a)
  2.64%                                              09/30/08         3,000      2,999,857
------------------------------------------------------------------------------------------
  2.64%                                              12/26/08        50,000     49,988,948
------------------------------------------------------------------------------------------
Unsec. Floating Rate Notes 2.40%(a)                  10/19/09        10,000      9,999,159
==========================================================================================
                                                                               117,598,881
==========================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-6.90%

Sr. Unsec. Disc. Notes(b)
  2.05%                                              10/31/08         6,430      6,408,031
------------------------------------------------------------------------------------------
  2.60%                                              12/17/08         5,000      4,961,361
------------------------------------------------------------------------------------------
  1.88%                                              01/30/09        10,000      9,921,144
------------------------------------------------------------------------------------------
  2.07%                                              01/30/09         1,843      1,826,998
------------------------------------------------------------------------------------------
Unsec. Floating Rate Notes 2.24%(a)                  10/07/09        10,000      9,996,695
==========================================================================================
                                                                                33,114,229
==========================================================================================
     Total U.S. Government Sponsored Agency Securities (Cost $421,173,307)     421,173,307
==========================================================================================
TOTAL INVESTMENTS (excluding Repurchase Agreements)-87.76% (Cost
  $421,173,307)                                                                421,173,307
==========================================================================================


                                                                 REPURCHASE
                                                                   AMOUNT

REPURCHASE AGREEMENTS-12.20%(d)

Barclays Capital Inc., Joint agreement dated 08/29/08,
  aggregate maturing value $428,818,452 (collateralized by
  U.S. Government sponsored agency obligations valued at
  $437,291,818; 3.50%-5.50%, 06/18/10-12/14/22) 2.13%,
  09/02/08                                                       38,544,061     38,534,941
------------------------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement dated 08/29/08, aggregate maturing value $250,059,167 (collateralized by
  U.S. Government sponsored agency obligations valued at
  $255,000,565; 0%-5.20%, 11/28/08-03/05/19) 2.13%, 09/02/08     20,004,733     20,000,000
==========================================================================================
     Total Repurchase Agreements (Cost $58,534,941)                             58,534,941
==========================================================================================
TOTAL INVESTMENTS(e)-99.96%
  (Cost $479,708,248)                                                          479,708,248
==========================================================================================
OTHER ASSETS LESS LIABILITIES-0.04%                                                176,264
==========================================================================================
NET ASSETS-100.00%                                                            $479,884,512
__________________________________________________________________________________________
==========================================================================================



Investment Abbreviations:


Ctfs.   - Certificates
Disc.   - Discounted
Sr.     - Senior
Unsec.  - Unsecured
VRD     - Variable Rate Demand


Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(d)  Principal amount equals value at period end. See Note 1K.
(e)  Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM TREASURER'S SERIES TRUST

SCHEDULE OF INVESTMENTS

August 31, 2008

PREMIER TAX-EXEMPT PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-99.79%

ALABAMA-1.43%

  Gulf Shores (City of) Medical Clinic Board
     (Colonial Pinnacle MOB, LLC); Series 2007,
     VRD RB (LOC-Regions Bank)(a)(b)                   1.94%     07/01/34     $ 2,800     $  2,800,000
------------------------------------------------------------------------------------------------------
  Oxford (City of); Series 2003, Unlimited Tax VRD
     GO Wts. (LOC-Branch Banking & Trust
     Co.)(a)(b)                                        1.86%     07/01/15       1,285        1,285,000
======================================================================================================
                                                                                             4,085,000
======================================================================================================


ALASKA-2.71%

  Alaska (State of) Industrial Development
     Authority (Providence Medical Office
     Building); Series 1985, VRD IDR (LOC-KBC Bank
     N.V.)(a)(b)(c)                                    1.95%     06/01/10       1,770        1,770,000
------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Alaska (State of) Housing
     Finance Corp.); Series 1999 D, VRD
     RB(a)(d)(e)                                       2.17%     06/01/49       6,000        6,000,000
======================================================================================================
                                                                                             7,770,000
======================================================================================================


ARIZONA-0.52%

  Phoenix (City of) Civic Improvement Corp.;
     Series 2007 A, Water System BAN (LOC-Dexia
     Bank S.A.)(b)(c)                                  1.55%     10/09/08       1,500        1,500,000
======================================================================================================


CALIFORNIA-0.35%

  California (State of) Statewide Communities
     Development Authority (Concord Green
     Apartments); Series 1998 S, MFH VRD RB
     (LOC-Federal Home Loan Bank of San
     Francisco)(a)(b)(f)                               2.15%     06/01/28         500          500,000
------------------------------------------------------------------------------------------------------
  Highland (City of) Redevelopment Agency (Jeffrey
     Court Senior Apartments); Series 1998, MFH
     VRD RB (LOC-Federal Home Loan Bank of San
     Francisco)(a)(b)(f)                               2.15%     03/01/28         500          500,000
======================================================================================================
                                                                                             1,000,000
======================================================================================================


COLORADO-0.55%

  Colorado (State of) Educational & Cultural
     Facilities Authority (Community Wireless of
     Park City, Inc.); Series 2003, Public Radio
     VRD RB (LOC-U.S. Bank, N.A.)(a)(b)                1.85%     12/01/23         600          600,000
------------------------------------------------------------------------------------------------------
  Colorado (State of) Housing and Finance
     Authority (Genesis Innovations, LLC and
     Saddlenotch, LLC); Series 2001, Economic
     Development VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)(f)                                    3.10%     09/01/21         175          175,000
------------------------------------------------------------------------------------------------------
  Concord (Metropolitan District of); Series 2004,
     Ref. & Improvement Unlimited Tax VRD GO
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                3.50%     12/01/29         800          800,000
======================================================================================================
                                                                                             1,575,000
======================================================================================================


CONNECTICUT-1.92%

  Connecticut (Sate of) Health & Educational
     Facilities Authority (The Hospital of Central
     Connecticut); Series 2008 A, VRD RB (LOC-Bank
     of America, N.A.)(a)(b)                           1.84%     07/01/24       5,490        5,490,000
======================================================================================================


FLORIDA-8.50%

  Collier (County of) Industrial Development
     Authority (Ave Maria Utility Co., LLC);
     Series 2005, VRD IDR (LOC-SunTrust
     Bank)(a)(b)(f)                                    2.00%     10/01/35       8,000        8,000,000
------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Health Facilities
     Authority (University of Florida Jacksonville
     Physicians, Inc.); Series 2002, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                 1.90%     06/01/22       8,131        8,131,000
------------------------------------------------------------------------------------------------------
  Jupiter Island (Town of) (South Martin Regional
     Utility); Series 1998, Utility System
     RB(g)(h)                                          5.00%     10/01/08         750          759,065
------------------------------------------------------------------------------------------------------
  Orange (County of) Housing Finance Authority
     (Windsor Pines); Series 2000 E, MFH VRD RB
     (LOC-Bank of America, N.A.)(a)(b)(f)              2.00%     03/01/35       1,200        1,200,000
------------------------------------------------------------------------------------------------------
  Palm Beach (County of) Housing Finance Authority
     (Azalea Place Apartments); Series 1999 A, MFH
     VRD RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)(d)(f)                                   2.00%     12/01/32       1,270        1,270,000
------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM TREASURER'S SERIES TRUST

                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

  Palm Beach (County of) Housing Finance Authority
     (Emerald Bay Club Apartments); Series 2004,
     Ref. MFH VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                       1.90%     06/01/30     $ 5,000     $  5,000,000
======================================================================================================
                                                                                            24,360,065
======================================================================================================


GEORGIA-0.65%

  Atlanta (City of); Series 1999 A, Water &
     Wastewater RB(g)(h)                               5.00%     05/01/09       1,045        1,075,067
------------------------------------------------------------------------------------------------------
  Tallapoosa (City of) Development Authority
     (United States Can Co.); Series 1994, Ref.
     VRD IDR (LOC-Deutsche Bank A.G.)(a)(b)(c)         2.85%     02/01/15         800          800,000
======================================================================================================
                                                                                             1,875,067
======================================================================================================


ILLINOIS-13.00%

  Chicago (City of) (Churchview Supportive Living
     Facility); Series 2003, MFH VRD RB
     (LOC-Harris N.A.)(a)(b)(d)(f)                     2.16%     03/01/33       3,000        3,000,000
------------------------------------------------------------------------------------------------------
  Chicago (City of); Series 1996 B, VRD GO
     (LOC-Harris N.A.)(a)(b)                           1.83%     01/01/14       1,400        1,400,000
------------------------------------------------------------------------------------------------------
  Cook (County of) (Community Consolidated School
     District No. 54 (Schaumburg)); Series 2007,
     Limited Tax GO                                    4.25%     12/01/08         300          301,871
------------------------------------------------------------------------------------------------------
  DeWitt, Piatt, and McLean (Counties of) (Blue
     Ridge Community Unit School District No. 18);
     Series 1999, Unlimited Tax GO(g)(h)               4.60%     12/01/08         860          865,158
------------------------------------------------------------------------------------------------------
  DuPage and Will (Counties of) (Indian Prairie
     Community Unit School District No. 204);
     Series 1998, School Building Unlimited Tax
     GO(g)(h)                                          5.25%     12/30/08         400          403,802
------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Aurora Central Catholic High
     School); Series 1994, VRD RB (LOC-Allied
     Irish Banks PLC)(a)(b)(c)                         2.09%     04/01/24       1,000        1,000,000
------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (F.C. Harris Pavilion Apartments);
     Series 1994, Residential Rental VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(a)(f)      1.98%     04/01/24       2,500        2,500,000
------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (James Jordan Boys & Girls Club and
     Family Life Center); Series 1995, VRD RB
     (LOC-JPMorgan Chase Bank, N.A., Bank of
     America N.A.)(a)(b)(d)                            2.00%     08/01/30       2,700        2,700,000
------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Providence-St. Mel School); Series
     2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       2.00%     06/01/37       1,500        1,500,000
------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Teachers Academy for Mathematics &
     Science); Series 2001, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                           2.85%     02/01/21       2,255        2,255,000
------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Advocate
     Health Care Network); Series 2008 A-2, RB(a)      1.90%     02/05/09         685          685,000
------------------------------------------------------------------------------------------------------
  Lake (County of) (Countryside Landfill, Inc.);
     Series 1996, VRD Solid Waste Disposal
     Facility RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)(f)                                    2.17%     04/01/21       2,000        2,000,000
------------------------------------------------------------------------------------------------------
  Monmouth (City of) (Monmouth College); Series
     2005, VRD IDR (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                     1.87%     06/01/35       5,940        5,940,000
------------------------------------------------------------------------------------------------------
  South Barrington (Village of); Series 1998,
     Unlimited Tax VRD GO (LOC-Harris N.A.)(a)(b)      2.85%     12/01/27       2,700        2,700,000
------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (University of Illinois);
     Series 2000 S, Auxiliary Facilities VRD
     RB(a)(d)(e)                                       1.92%     04/01/30      10,000       10,000,000
======================================================================================================
                                                                                            37,250,831
======================================================================================================


INDIANA-2.03%

  Burns Harbor (Town of) (Dennen Steel Corp.);
     Series 2003, Economic Development VRD RB
     (LOC-Bank of America, N.A.)(a)(b)(f)              2.50%     12/01/23       1,360        1,360,000
------------------------------------------------------------------------------------------------------
  Greensburg (City of) (Village Community Partners
     II, L.P.); Series 2002 A, MFH VRD RB
     (CEP-Federal Home Loan Bank)(b)(f)                2.10%     09/01/29         615          615,000
------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Youth Opportunity Center, Inc.); Series
     1998, Educational Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             2.85%     01/01/24       1,000        1,000,000
------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Stone Belt Arc, Inc.); Series
     2005, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       2.85%     02/01/25       1,500        1,500,000
------------------------------------------------------------------------------------------------------
  Indiana (State of) Housing Finance Authority
     (Pedcor Investments-Cumberland Crossing
     Apartments Development); Series 1997 M-B, MFH
     VRD RB (LOC-Federal Home Loan Bank of
     Indianapolis)(a)(b)(f)                            2.08%     01/01/29         734          734,000
------------------------------------------------------------------------------------------------------
  Portage (City of) (Pedcor Investments-Port
     Crossing III Apartments); Series 1995 B,
     Economic Development VRD RB (LOC-Federal Home
     Loan Bank of Indianapolis)(a)(b)(f)               2.16%     08/01/30         615          615,000
======================================================================================================
                                                                                             5,824,000
======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM TREASURER'S SERIES TRUST

                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
KANSAS-0.87%

  Olathe (City of) (Jefferson Place Apartments);
     Series 2003 B, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)(f)                   2.01%     01/01/34     $ 2,485     $  2,485,000
======================================================================================================


KENTUCKY-8.94%

  Ewing (City of) (Kentucky Area Development
     Districts Financing Trust); Series 2000,
     Lease Acquisition Program VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                   1.90%     06/01/33       7,123        7,123,000
------------------------------------------------------------------------------------------------------
  Georgetown (City of) (Georgetown College);
     Series 2006, Ref. Industrial Building VRD RB
     (LOC-Fifth Third Bank)(a)(b)                      1.86%     11/15/29       8,000        8,000,000
------------------------------------------------------------------------------------------------------
  Newport (City of) (Kentucky League of Cities
     Funding Trust); Series 2002, Lease Program
     VRD RB (LOC-U.S. Bank, N.A.)(a)(b)                1.86%     04/01/32      10,500       10,500,000
======================================================================================================
                                                                                            25,623,000
======================================================================================================


MAINE-0.85%

  Biddeford (City of) (DK Associates, LLC & Volk
     Packaging Corp.) Series 1997, VRD RB
     (LOC-Comerica Bank)(a)(b)(d)(f)                   2.17%     07/01/17       1,400        1,400,000
------------------------------------------------------------------------------------------------------
  Gorham (Town of) (Pettingill Group, LLC) Series
     2004, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(f)                                    2.25%     04/01/24       1,050        1,050,000
======================================================================================================
                                                                                             2,450,000
======================================================================================================


MARYLAND-2.76%

  Baltimore (County of) (Blue Circle Inc.); Series
     1992, Ref. Economic Development VRD RB
     (LOC-BNP Paribas)(a)(b)(c)                        1.85%     12/01/17       4,900        4,900,000
------------------------------------------------------------------------------------------------------
  Harford (County of); Series 2001, Consolidated
     Public Improvement Unlimited Tax GO               4.20%     01/15/09         300          302,418
------------------------------------------------------------------------------------------------------
  Maryland (State of) Community Development
     Administration (Princess Anne Townhouses);
     Series 2001 E, MFH VRD RB (LOC-Bank of
     America, N.A.)(a)(b)(f)                           2.05%     12/15/33       2,065        2,065,000
------------------------------------------------------------------------------------------------------
  Queen Anne's (County of) (Safeway Inc.); Series
     1994, Ref. Economic Development VRD RB
     (LOC-Deutsche Bank A.G.)(a)(b)(c)                 2.60%     12/01/08         640          640,000
======================================================================================================
                                                                                             7,907,418
======================================================================================================


MASSACHUSETTS-1.30%

  Massachusetts (State of) Development Finance
     Agency (MassDevelopment CP Program 5); Series
     2007, Commercial Paper RN (LOC-TD Banknorth,
     N.A.)(b)(c)                                       1.80%     09/03/08       2,057        2,057,000
------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Lasell College); Series 2008, VRD RB
     (LOC-RBS Citizens, N.A.)(b)                       1.84%     07/01/38       1,665        1,665,000
======================================================================================================
                                                                                             3,722,000
======================================================================================================


MICHIGAN-2.16%

  Michigan (State of) State Building Authority
     (Facilities Program); Series 1999 I, RB(g)        4.63%     10/15/08         445          446,390
------------------------------------------------------------------------------------------------------
  Michigan (State of) Housing Development
     Authority (Berrien Woods III Apartments);
     Series 2000 B, MFH VRD RB (LOC-Federal Home
     Loan Bank of Indianapolis)(a)(b)(f)               2.11%     07/01/32         250          250,000
------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (YMCA of
     Metropolitan Detroit); Series 2001, Limited
     Obligation VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       1.89%     05/01/31         500          500,000
------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Detroit (City of)); Series
     2000 D, Sr. Lien VRD Water Supply System
     RB(a)(d)(e)                                       1.92%     07/01/29       4,995        4,995,000
======================================================================================================
                                                                                             6,191,390
======================================================================================================


MINNESOTA-1.40%

  Minnesota (State of) Rural Water Finance
     Authority; Series 2008, Public Construction
     RN                                                2.75%     06/01/09         800          804,113
------------------------------------------------------------------------------------------------------
  Oakdale (City of) (Cottage Homesteads of Aspen);
     Series 2008, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)(f)                   2.10%     06/01/45         500          500,000
------------------------------------------------------------------------------------------------------
  Winona (City of) Port Authority (Bay State
     Milling Co.); Series 2001A, VRD IDR
     (LOC-Harris Bank N.A.)(a)(b)(f)                   2.10%     06/01/11       2,700        2,700,000
======================================================================================================
                                                                                             4,004,113
======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM TREASURER'S SERIES TRUST

                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
MISSOURI-0.34%

  Missouri (State of) Health & Educational
     Facilities Authority (Missouri Pooled
     Hospital Loan Program-Freeman Health System);
     Series 1999 C, VRD RB (LOC-KBC Bank
     N.V.)(a)(b)(c)                                    1.85%     08/01/29     $   975     $    975,000
======================================================================================================


NEVADA-1.80%

  Nevada (State of) Housing Division (Mesquite
     Bluffs Apartments); Series 1996 B, MUH VRD RB
     (LOC-U.S. Bank N.A.)(a)(b)(f)                     2.00%     05/01/28         555          555,000
------------------------------------------------------------------------------------------------------
  Nevada (State of) Housing Division (Silver Pines
     Apartments); Series 2002 A, MUH VRD RB
     (CEP-Federal National Mortgage
     Association)(b)(f)                                2.00%     10/15/35       4,600        4,600,000
======================================================================================================
                                                                                             5,155,000
======================================================================================================


NORTH CAROLINA-1.09%

  Greensboro (City of); Series 2004, Ref. GO           5.25%     03/01/09         475          483,275
------------------------------------------------------------------------------------------------------
  Johnson (County of) Industrial Facilities &
     Pollution Control Financing Authority (House-
     Autry Mills, Inc.); Series 1999, IDR VRD
     (LOC-Branch Banking & Trust Co.)(a)(b)(d)(f)      2.00%     02/01/18       1,940        1,940,000
------------------------------------------------------------------------------------------------------
  Mecklenburg (County of) Industrial Facilities &
     Pollution Control Financing Authority
     (Stefano Foods, Inc.); Series 1996, IDR VRD
     (LOC-JP Morgan Chase Bank, N.A.)(a)(b)(f)         2.15%     06/01/12         700          700,000
======================================================================================================
                                                                                             3,123,275
======================================================================================================


OHIO-0.62%

  Coshocton (County of) (Coshocton County Memorial
     Hospital); Series 1999, Hospital Facilities
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)      1.92%     03/01/19       1,770        1,770,000
======================================================================================================


OKLAHOMA-4.90%

  Oklahoma (County of) Finance Authority (Oxford
     Oaks, Watersedge and Gardens at Reding
     Apartments); Series 2000, Ref. MFH VRD RB
     (CEP-Federal National Mortgage
     Association)(a)                                   1.90%     07/15/30      10,300       10,300,000
------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Development Finance
     Authority (St. John Health System); Series
     1999, Ref. RB(g)(h)                               5.75%     02/15/09         375          385,021
------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Water Resources Board;
     Series 1995, State Loan Program RB(a)             1.80%     09/02/08         485          485,000
------------------------------------------------------------------------------------------------------
     Series 2003A, State Loan Program RB(a)(g)         1.88%     10/01/36         870          870,000
------------------------------------------------------------------------------------------------------
  Tulsa (County of) Industrial Authority; Series
     2003 A, Capital Improvement RB(a)                 2.00%     11/17/08       2,000        2,000,000
======================================================================================================
                                                                                            14,040,021
======================================================================================================


OREGON-0.22%

  Marion (County of) Housing Authority (Residence
     at Marion Estates); Series 1997, VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)(f)                    2.10%     07/01/27         630          630,000
======================================================================================================


PENNSYLVANIA-1.26%

  Delaware (County of) Industrial Development
     Authority (The Agnes Irwin School); Series
     2003, Educational Facilities VRD RB (LOC-RBS
     Citizens, N.A.)(a)(b)                             1.90%     10/01/33       3,000        3,000,000
------------------------------------------------------------------------------------------------------
  East Stroudsburg (City of) Area School District;
     Series 2003 A, Unlimited Tax GO(g)(h)             4.50%     03/01/09         200          201,994
------------------------------------------------------------------------------------------------------
  New Castle Area School District; Series 2003 B,
     Unlimited Tax GO(g)(h)                            4.75%     03/01/09         400          405,988
======================================================================================================
                                                                                             3,607,982
======================================================================================================


SOUTH CAROLINA-2.32%

  South Carolina (State of) Transportation
     Infrastructure Bank; Series 2003 B-1, Ref.
     VRD RB (LOC-Bank of America, N.A.)(a)(b)          1.80%     10/01/31       6,650        6,650,000
======================================================================================================


TENNESSEE-4.00%

  Shelby (County of) Health, Educational and
     Housing Facility Board (Wynridge II
     Apartments);
     Series 2005, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      1.90%     12/01/30       8,950        8,950,000
------------------------------------------------------------------------------------------------------
     Series 2005, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)(f)                   1.98%     12/01/30       2,500        2,500,000
======================================================================================================
                                                                                            11,450,000
======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        AIM TREASURER'S SERIES TRUST

                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
TEXAS-10.12%

  Bell (County of) Health Facilities Development
     Corp. (Buckner Retirement Services, Inc.
     Obligated Group); Series 1998, RB(g)(h)           5.25%     11/15/08     $   700     $    710,981
------------------------------------------------------------------------------------------------------
  Brazos Harbor Industrial Development Corp.
     (American Rice, Inc.); Series 2007 B, Port
     Facilities VRD IDR (LOC-HSBC Bank,
     N.A.)(a)(b)(c)(f)                                 2.00%     05/01/37       1,500        1,500,000
------------------------------------------------------------------------------------------------------
  Crawford (City of) Education Facilities Corp.
     (Central Houston Parking LLC University
     Parking System); Series 2004 A, Ref. VRD RB
     (LOC-BNP Paribas)(a)(b)(c)                        1.93%     05/01/35       5,000        5,000,000
------------------------------------------------------------------------------------------------------
  Denton (City of) Independent School District;
     Series 1993, Ref. Unlimited Tax GO (CEP-Texas
     Permanent School Fund)                            5.00%     02/15/09         500          506,283
------------------------------------------------------------------------------------------------------
  Garland (City of) Industrial Development
     Authority, Inc. (Carroll Co.); Series 1984,
     VRD IDR (LOC-Wells Fargo Bank, N.A.)(a)(b)(d)     1.98%     12/01/14       3,200        3,200,000
------------------------------------------------------------------------------------------------------
  Harris (County of) Cultural Education Facilities
     Finance Corp. (The Methodist Hospital
     System); Sub Series 2008 C-3, VRD RB(a)           1.60%     11/18/08       1,000        1,000,000
------------------------------------------------------------------------------------------------------
  Harrison (County of) Health Facilities
     Development Corp. (Marshall Regional Medical
     Center); Series 2006, Hospital VRD RB
     (LOC-Regions Bank)(a)(b)                          1.89%     04/01/26       2,072        2,072,000
------------------------------------------------------------------------------------------------------
  Hockley (County of) Industrial Development Corp.
     (AMOCO); Series 1985, VRD PCR(a)(c)               2.00%     11/01/08       1,400        1,400,000
------------------------------------------------------------------------------------------------------
  Houston (City of) Higher Education Finance Corp.
     (Tierwester Oaks & Richfield Manor); Series
     2003 A, Housing VRD RB (LOC-Bank of New
     York)(a)(b)                                       1.93%     03/01/33       4,900        4,900,000
------------------------------------------------------------------------------------------------------
  Mesquite (City of) Industrial Development Corp.
     (Championship Rodeo, L.P.); Series 1995, Ref.
     VRD IDR (LOC-JPMorgan Chase Bank N.A.)(a)(b)      3.85%     12/01/10         630          630,000
------------------------------------------------------------------------------------------------------
  San Antonio (City of); Series 2005 A, Water
     System Commercial Paper Notes                     1.75%     09/09/08       1,500        1,500,000
------------------------------------------------------------------------------------------------------
  San Antonio (City of); Series 1998 A, Ref.
     Electric and Gas Systems RB                       5.13%     02/01/09         100          101,392
------------------------------------------------------------------------------------------------------
  Texas (State of); Series 2008, TRAN                  3.00%     08/28/09       2,000        2,026,664
------------------------------------------------------------------------------------------------------
  Texas A&M University System Board of Regents
     (Revenue Financing System); Series 2004 B,
     Commercial Paper RN                               1.60%     11/06/08       2,690        2,690,000
------------------------------------------------------------------------------------------------------
  Tyler (City of) Independent School District;
     Series 2005 A, Ref. Unlimited Tax GO
     (CEP-Texas Permanent School Fund)                 3.50%     02/15/09         250          251,970
------------------------------------------------------------------------------------------------------
  University of Texas System Board of Regents
     (Revenue Financing System); Series 2000 A,
     Commercial Paper Notes                            1.70%     10/16/08       1,500        1,500,000
======================================================================================================
                                                                                            28,989,290
======================================================================================================


UTAH-0.59%

  Duchesne School District Municipal Building
     Authority; Series 2005, Lease VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                       1.92%     06/01/21         900          900,000
------------------------------------------------------------------------------------------------------
  Sanpete (County of) (Wasatch Academy); Series
     2003, Multi-Mode VRD School Facility RB
     (LOC-U.S. Bank, N.A.)(a)(b)                       1.92%     08/01/28         800          800,000
======================================================================================================
                                                                                             1,700,000
======================================================================================================


WASHINGTON-15.22%

  Lake Tapps Parkway Properties; Series 1999 A,
     Special VRD RB (LOC-U.S. Bank, N.A.)(a)(b)        1.83%     12/01/19       5,665        5,665,000
------------------------------------------------------------------------------------------------------
  Seattle (Port of) Industrial Development Corp.
     (Sysco Food Services of Seattle, Inc.);
     Series 1994, Ref. VRD IDR(a)                      1.93%     11/01/25       7,265        7,265,000
------------------------------------------------------------------------------------------------------
  University of Washington; Series 2006 C, General
     Commercial Paper RN                               1.50%     12/01/08       2,000        2,000,000
------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Swedish Health Services); Series
     2006, VRD RB (LOC-Citibank, N.A.)(a)(b)(d)        1.93%     11/15/26      20,562       20,562,000
------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Heatherwood Apartments); Series 2002 A, MFH
     VRD RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)(d)(f)                                   2.10%     06/01/37         500          500,000
------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Lakewood Meadows Apartments); Series 2000 A,
     MFH VRD RB(b)(f) (CEP-Federal National
     Mortgage Association)                             2.10%     07/15/33         555          555,000
------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Seattle Country Day School); Series 2006,
     Non-Profit VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                       1.86%     07/01/32       1,100        1,100,000
------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        AIM TREASURER'S SERIES TRUST

                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

  Washington (State of) Housing Finance Commission
     (Sherwood Springs Apartments); Series 1997 A,
     MFH VRD RB (LOC-U.S. Bank, N.A.)(a)(b)(f)         2.10%     09/01/27     $ 4,960     $  4,960,000
------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (The Northwest School); Series 2005, Non-
     Profit VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                       1.85%     06/01/32       1,000        1,000,000
======================================================================================================
                                                                                            43,607,000
======================================================================================================


WEST VIRGINIA-0.31%

  Marion (County of) County Commission (Grant Town
     Congregation); Series 1990 D, Solid Waste
     Disposal Facility VRD RB (LOC-Deutsche Bank
     A.G.)(a)(c)(b)(f)                                 2.10%     10/01/17         900          900,000
======================================================================================================


WISCONSIN-5.45%

  River Falls (City of) (Quadion Corp.); Series
     1994, VRD IDR (LOC-U.S. Bank,
     N.A.)(a)(b)(d)(f)                                 2.10%     11/01/14         855          855,000
------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Froedtert & Community
     Health, Inc. Obligated Group); Series 2005 C,
     VRD RB(a)                                         1.90%     04/01/35      12,400       12,400,000
------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Valley Packaging
     Industries Inc.); Series 2005, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             2.00%     07/01/35       1,910        1,910,000
------------------------------------------------------------------------------------------------------
  Wisconsin (State of);
     Series 1993-2, Ref. Unlimited Tax GO              5.13%     11/01/08         250          251,265
------------------------------------------------------------------------------------------------------
     Series 1999 A, Unlimited Tax GO(g)(h)             5.00%     05/01/09         200          203,847
======================================================================================================
                                                                                            15,620,112
======================================================================================================


WYOMING-1.61%

  Gillette (City of) (Pacificorp); Series 1988,
     Ref. Customized Purchase VRD PCR
     (LOC-Barclays Bank PLC)(a)(b)(c)                  1.93%     01/01/18       4,600        4,600,000
======================================================================================================
TOTAL INVESTMENTS(i)(j)-99.79% (Cost $285,930,564)                                         285,930,564
======================================================================================================
OTHER ASSETS LESS LIABILITIES-0.21%                                                            591,103
======================================================================================================
NET ASSETS-100.00%                                                                        $286,521,667
______________________________________________________________________________________________________
======================================================================================================



Investment Abbreviations:

BAN     - Bond Anticipation Note
CEP     - Credit Enhancement Provider
GO      - General Obligation Bonds
IDR     - Industrial Development Revenue Bonds
INS     - Insurer
LOC     - Letter of Credit
MERLOT  - Municipal Exempt Receipts Liquidity Option Tender
MFH     - Multi-Family Housing
MUH     - Multi-Unit Housing
PCR     - Pollution Control Revenue Bonds
RB      - Revenue Bonds
Ref.    - Refunding
RN      - Revenue Notes
Sr.     - Senior
TRAN    - Tax and Revenue Anticipation Notes
VRD     - Variable Rate Demand
Wts.    - Warrants




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        AIM TREASURER'S SERIES TRUST

Notes to Schedule of Investments:

(a) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 11.51%.
(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2008 was $56,422,000, which represented 19.69% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid at August 31, 2008.
(e) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)   Security subject to the alternative minimum tax.
(g) Advance refunded; secured by an escrow fund of U.S. Government obligations.
(h) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)   Also represents cost for federal income tax purposes.
(j) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

      ENTITIES                                                       PERCENTAGE
      -------------------------------------------------------------------------
      Bank of America, N.A.                                             10.3%
      -------------------------------------------------------------------------
      U.S. Bank, N.A.                                                    8.9
      -------------------------------------------------------------------------
      Citibank, N.A.                                                     7.2
      -------------------------------------------------------------------------
      Federal Home Loan Mortgage Corp.                                   6.5
      -------------------------------------------------------------------------
      Wachovia Bank, N.A.                                                5.6
      -------------------------------------------------------------------------
      Federal National Mortgage Association                              5.4
      -------------------------------------------------------------------------
      JPMorgan Chase Bank, N.A.                                          5.3
      _________________________________________________________________________
      =========================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        AIM TREASURER'S SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2008



                                                                                      PREMIER           PREMIER
                                                                    PREMIER       U.S. GOVERNMENT     TAX-EXEMPT
                                                                   PORTFOLIO      MONEY PORTFOLIO      PORTFOLIO
-------------------------------------------------------------   --------------    ---------------    ------------

ASSETS:

Investments, at value and cost                                  $3,785,249,040      $421,173,307     $285,930,564
-------------------------------------------------------------   --------------    ---------------    ------------
Repurchase agreements, at value and cost                           839,536,941        58,534,941               --
=============================================================   ==============    ===============    ============
     Total investments                                           4,624,785,981       479,708,248      285,930,564
=============================================================   ==============    ===============    ============
Cash                                                                        --            37,186               --
-------------------------------------------------------------   --------------    ---------------    ------------
Receivables for:
  Investments sold                                                   1,155,772                --          405,134
-------------------------------------------------------------   --------------    ---------------    ------------
  Fund shares sold                                                     501,303             1,758               58
-----------------------------------------------------------------------------------------------------------------
  Interest                                                          12,236,961         1,030,028          678,414
-------------------------------------------------------------   --------------    ---------------    ------------
Investment for trustee deferred compensation and retirement
  plans                                                                     --            18,442               --
-------------------------------------------------------------   --------------    ---------------    ------------
Other assets                                                                54                50               --
=============================================================   ==============    ===============    ============
     Total assets                                                4,638,680,071       480,795,712      287,014,170
_____________________________________________________________   ______________    _______________    ____________
=============================================================   ==============    ===============    ============


LIABILITIES:

Payables for:
  Fund shares reacquired                                                20,888               855            5,475
-------------------------------------------------------------   --------------    ---------------    ------------
  Amount due custodian                                                   6,118                --          135,613
-------------------------------------------------------------   --------------    ---------------    ------------
  Dividends                                                          9,884,271           890,124          351,289
-------------------------------------------------------------   --------------    ---------------    ------------
  Accrued fees to affiliates                                                --                --              126
-------------------------------------------------------------   --------------    ---------------    ------------
Trustee deferred compensation and retirement plans                          --            20,221               --
=============================================================   ==============    ===============    ============
     Total liabilities                                               9,911,277           911,200          492,503
=============================================================   ==============    ===============    ============
Net assets applicable to shares outstanding                     $4,628,768,794      $479,884,512     $286,521,667
_____________________________________________________________   ______________    _______________    ____________
=============================================================   ==============    ===============    ============


NET ASSETS CONSIST OF:

Shares of beneficial interest                                   $4,628,714,932      $479,868,918     $286,521,308
-------------------------------------------------------------   --------------    ---------------    ------------
Undistributed net investment income                                     53,862            28,451              444
-------------------------------------------------------------   --------------    ---------------    ------------
Undistributed net realized gain (loss)                                      --           (12,857)             (85)
=============================================================   ==============    ===============    ============
                                                                $4,628,768,794      $479,884,512     $286,521,667
_____________________________________________________________   ______________    _______________    ____________
=============================================================   ==============    ===============    ============



NET ASSETS:

Investor Class                                                  $  108,626,562      $ 29,465,678     $ 24,440,267
_____________________________________________________________   ______________    _______________    ____________
=============================================================   ==============    ===============    ============
Institutional Class                                             $4,520,142,232      $450,418,834     $262,081,400
_____________________________________________________________   ______________    _______________    ____________
=============================================================   ==============    ===============    ============


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Investor Class                                                     108,621,953        29,466,458       24,439,988
_____________________________________________________________   ______________    _______________    ____________
=============================================================   ==============    ===============    ============
Institutional Class                                              4,520,095,514       450,430,861      262,081,764
_____________________________________________________________   ______________    _______________    ____________
=============================================================   ==============    ===============    ============
  Net asset value, offering and redemption price per share
     for each class                                             $         1.00      $       1.00     $       1.00
_____________________________________________________________   ______________    _______________    ____________
=============================================================   ==============    ===============    ============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        AIM TREASURER'S SERIES TRUST

STATEMENT OF OPERATIONS

For the year ended August 31, 2008



                                                                                     PREMIER          PREMIER
                                                                    PREMIER      U.S. GOVERNMENT    TAX-EXEMPT
                                                                   PORTFOLIO     MONEY PORTFOLIO     PORTFOLIO
--------------------------------------------------------------   ------------    ---------------    ----------

INVESTMENT INCOME:

Interest                                                         $179,661,677       $9,071,172      $4,169,072
==============================================================   ============    ===============    ==========


EXPENSES:

Advisory fees                                                      11,844,112          819,943         381,783
--------------------------------------------------------------   ------------    ---------------    ----------
Less: Fees waived                                                  (3,790,116)        (262,381)             --
--------------------------------------------------------------   ------------    ---------------    ----------
     Net expenses                                                   8,053,996          557,562         381,783
--------------------------------------------------------------   ------------    ---------------    ----------
Net investment income                                             171,607,681        8,513,610       3,787,289
--------------------------------------------------------------   ------------    ---------------    ----------
Net realized gain (loss) from Investment securities                    34,347          (12,857)            215
--------------------------------------------------------------   ------------    ---------------    ----------
Net increase in net assets resulting from operations             $171,642,028       $8,500,753      $3,787,504
______________________________________________________________   ____________    _______________    __________
==============================================================   ============    ===============    ==========




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        AIM TREASURER'S SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2008 and 2007



                                                                                   PREMIER
                                                                               U.S. GOVERNMENT           PREMIER TAX-EXEMPT
                                                 PREMIER PORTFOLIO             MONEY PORTFOLIO               PORTFOLIO
                                          ------------------------------  -------------------------  -------------------------
                                            AUGUST 31,      AUGUST 31,     AUGUST 31,    AUGUST 31,   AUGUST 31,    AUGUST 31,
                                               2008            2007           2008          2007         2008          2007
----------------------------------------  ------------------------------  -------------------------  -------------------------

OPERATIONS:

  Net investment income                   $  171,607,681  $  166,527,003  $  8,513,610  $ 1,692,004  $  3,787,289  $ 1,732,069
----------------------------------------  ------------------------------  -------------------------  -------------------------
  Net realized gain (loss)                        34,347          (1,220)      (12,857)          50           215           --
========================================  ==============================  =========================  =========================
     Net increase in net assets
       resulting from operations             171,642,028     166,525,783     8,500,753    1,692,054     3,787,504    1,732,069
========================================  ==============================  =========================  =========================
Distributions to shareholders from net
  investment income:
  Investor Class                              (4,208,224)     (6,914,251)     (967,487)  (1,462,078)     (570,414)    (663,829)
----------------------------------------  ------------------------------  -------------------------  -------------------------
  Institutional Class                       (167,399,457)   (159,612,752)   (7,546,123)    (229,926)   (3,216,875)  (1,068,240)
========================================  ==============================  =========================  =========================
     Total distributions from net
       investment income                    (171,607,681)   (166,527,003)   (8,513,610)  (1,692,004)   (3,787,289)  (1,732,069)
========================================  ==============================  =========================  =========================
Share transactions-net:
  Investor Class                              (7,016,514)     16,149,967    (1,107,149)     834,821     5,521,137    1,498,387
----------------------------------------  ------------------------------  -------------------------  -------------------------
  Institutional Class                        680,091,754   1,283,641,253   440,135,455   10,270,180   211,635,293   42,739,731
========================================  ==============================  =========================  =========================
     Net increase in net assets
       resulting from share transactions     673,075,240   1,299,791,220   439,028,306   11,105,001   217,156,430   44,238,118
========================================  ==============================  =========================  =========================
     Net increase in net assets              673,109,587   1,299,790,000   439,015,449   11,105,051   217,156,645   44,238,118
========================================  ==============================  =========================  =========================


NET ASSETS:

  Beginning of year                        3,955,659,207   2,655,869,207    40,869,063   29,764,012    69,365,022   25,126,904
========================================  ==============================  =========================  =========================
  End of year*                            $4,628,768,794  $3,955,659,207  $479,884,512  $40,869,063  $286,521,667  $69,365,022
========================================  ==============================  =========================  =========================
  * Includes accumulated undistributed
     net investment income                $       53,862  $       20,735  $     28,451  $    28,401  $        444  $       444
________________________________________  ______________________________  _________________________  _________________________
========================================  ==============================  =========================  =========================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        AIM TREASURER'S SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

August 31, 2008


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Treasurer's Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (collectively, the "Funds").

  Each Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds.

  The investment objective of each Fund is to seek to provide a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

        Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        The Funds may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

        The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal

21        AIM TREASURER'S SERIES TRUST
      course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H. OTHER RISKS -- Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

        The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

        The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

        Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investments in municipal securities.

        There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

I. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Advisor at an annual rate of 0.25% of such Fund's average daily net assets. Pursuant to the master investment advisory agreement, the Advisor bears all expenses incurred by each Fund in connection with its operations, except for (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

  Under the terms of a master sub-advisory agreement approved by shareholders of Premier Portfolio and Premier Tax-Exempt Portfolio, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Funds, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Through at least June 30, 2009, the Advisor has contractually agreed to waive advisory fees equal to 0.08% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio.

  For the year ended August 31, 2008, the Advisor waived advisory fees in the following amounts:

Premier Portfolio                                           $3,790,116
----------------------------------------------------------------------
Premier U.S. Government Money Portfolio                        262,381
______________________________________________________________________
======================================================================




  The Trust has entered into a master administrative services agreement with Invesco Aim to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") to provide transfer agency and shareholder services to each Fund. Invesco Aim and IAIS do not charge the Funds any fees under these agreements.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Investor Class shares and Institutional Class shares of the Funds.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.


22        AIM TREASURER'S SERIES TRUST

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2008, each Fund engaged in transactions with affiliates as listed below:

                                                                 SECURITIES        SECURITIES       NET REALIZED
                                                                  PURCHASES          SALES         GAINS/(LOSSES)
-----------------------------------------------------------------------------------------------------------------
Premier Portfolio                                               $  3,302,324     $          --           $--
-----------------------------------------------------------------------------------------------------------------
Premier U.S. Government Money Portfolio                           20,934,718                --            --
-----------------------------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio                                     383,514,097      (245,249,098)           --
_________________________________________________________________________________________________________________
=================================================================================================================



NOTE 4--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

  Certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund's allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco Aim and not by the Trust.

NOTE 5--CASH BALANCES

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (i) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco Aim, not to exceed the contractually agreed upon rate; or
(ii) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The ordinary income of distributions paid during the years ended August 31, 2008 and 2007 was as follows:

                                                                               2008          2007
-----------------------------------------------------------------------------------------------------
Premier Portfolio                                                          $171,607,681  $166,527,003
-----------------------------------------------------------------------------------------------------
Premier U.S. Government Money Portfolio                                       8,513,610     1,692,004
-----------------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio                                                  3,787,289*    1,732,069*
_____________________________________________________________________________________________________
=====================================================================================================



* Tax-exempt

TAX COMPONENTS OF NET ASSETS:

As of August 31, 2008, the components of net assets on a tax basis were as follows:

                                   UNDISTRIBUTED   TEMPORARY                                    SHARES OF
                                      ORDINARY      BOOK/TAX   CAPITAL LOSS  POST-OCTOBER--    BENEFICIAL         TOTAL
                                       INCOME     DIFFERENCES    CARRYOVER      DEFERRALS       INTEREST       NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
Premier Portfolio                     $53,862       $    --        $ --         $     --     $4,628,714,932  $4,628,768,794
---------------------------------------------------------------------------------------------------------------------------
Premier U.S. Government Money
  Portfolio                            37,177        (8,726)         --          (12,857)       479,868,918     479,884,512
---------------------------------------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio              444            --         (85)              --        286,521,308     286,521,667
___________________________________________________________________________________________________________________________
===========================================================================================================================




  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the

23        AIM TREASURER'S SERIES TRUST

Internal Revenue Code and related regulations based on the results of future transactions. The Funds utilization of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes is as follows:

                                                                                   CAPITAL LOSS
                                                                                   CARRYFORWARD
                                                                                     UTILIZED
-----------------------------------------------------------------------------------------------
Premier Portfolio                                                                     $1,220
-----------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio                                                             215
_______________________________________________________________________________________________
===============================================================================================




  Premier Tax-Exempt has a capital loss carryforward as of August 31, 2008 which expires as follows:

                                                                                     2012*
------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio                                                          $85
__________________________________________________________________________________________
==========================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions for Premier Portfolio and Premier U.S. Government Money Portfolio, on August 31, 2008, undistributed net investment income was increased and undistributed net realized gain (loss) was decreased by the amounts shown in the table below. This reclassification had no effect on the net assets of the Fund.

                                                                 UNDISTRIBUTED NET    UNDISTRIBUTED NET
                                                                 INVESTMENT INCOME  REALIZED GAIN (LOSS)
--------------------------------------------------------------------------------------------------------
Premier Portfolio                                                     $33,127             $(33,127)
--------------------------------------------------------------------------------------------------------
Premier U.S. Government Money Portfolio                                    50                  (50)
________________________________________________________________________________________________________
========================================================================================================



NOTE 8--SHARE INFORMATION

PREMIER PORTFOLIO


                                                   CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2008(a)                         AUGUST 31, 2007
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Investor Class                                          68,043,146     $     68,043,146         130,305,067     $    130,305,067
----------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                 32,349,183,017       32,349,183,017      33,955,876,509       33,955,876,509
==================================================================================================================================
Issued as reinvestment of dividends:
  Investor Class                                           3,989,858            3,989,858           6,695,771            6,695,771
----------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                     66,655,685           66,655,685          35,208,175           35,208,175
==================================================================================================================================
Reacquired:
  Investor Class                                         (79,049,518)         (79,049,518)       (120,850,871)        (120,850,871)
----------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                (31,735,746,948)     (31,735,746,948)    (32,707,443,431)     (32,707,443,431)
==================================================================================================================================
                                                         673,075,240     $    673,075,240       1,299,791,220     $  1,299,791,220
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
       In addition, 35% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.


24        AIM TREASURER'S SERIES TRUST

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO


                                                CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                          YEAR ENDED
                                                                  AUGUST 31, 2008(a)                    AUGUST 31, 2007
                                                          ----------------------------------     ----------------------------
                                                              SHARES              AMOUNT            SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Sold:
  Investor Class                                              12,258,798     $    12,258,798      15,123,887     $ 15,123,887
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                      1,557,906,977       1,557,906,977      30,052,534       30,052,534
=============================================================================================================================
Issued as reinvestment of dividends:
  Investor Class                                                 935,876             935,876       1,420,698        1,420,698
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          3,740,670           3,740,670         183,565          183,565
=============================================================================================================================
Reacquired:
  Investor Class                                             (14,301,823)        (14,301,823)    (15,709,764)     (15,709,764)
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                     (1,121,512,192)     (1,121,512,192)    (19,965,919)     (19,965,919)
=============================================================================================================================
                                                             439,028,306     $   439,028,306      11,105,001     $ 11,105,001
_____________________________________________________________________________________________________________________________
=============================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 60% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

PREMIER TAX-EXEMPT PORTFOLIO


                                               CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED                         YEAR ENDED
                                                                AUGUST 31, 2008(a)                   AUGUST 31, 2007
                                                          ------------------------------     ------------------------------
                                                             SHARES            AMOUNT           SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------
Sold:
  Investor Class                                            27,617,117     $  27,617,117        9,290,065     $   9,290,065
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                      670,891,517       670,891,517      218,704,226       218,704,226
===========================================================================================================================
Issued as reinvestment of dividends:
  Investor Class                                               555,280           555,280          658,125           658,125
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                        2,779,671         2,779,671          892,731           892,731
===========================================================================================================================
Reacquired:
  Investor Class                                           (22,651,260)      (22,651,260)      (8,449,803)       (8,449,803)
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                     (462,035,895)     (462,035,895)    (176,857,226)     (176,857,226)
===========================================================================================================================
                                                           217,156,430     $ 217,156,430       44,238,118     $  44,238,118
___________________________________________________________________________________________________________________________
===========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 87% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


25        AIM TREASURER'S SERIES TRUST

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

                                 INVESTOR CLASS

                                   INCOME (LOSS) FROM
                                  INVESTMENT OPERATIONS
                    ------------------------------------------------
                                             NET GAINS                     DISTRIBUTIONS
                                              (LOSSES)                ----------------------
                    NET ASSET              ON SECURITIES               DIVIDENDS
                      VALUE,       NET         (BOTH      TOTAL FROM   FROM NET    NET ASSET               NET ASSETS,
                    BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT  VALUE, END    TOTAL     END OF PERIOD
                    OF PERIOD    INCOME     UNREALIZED)   OPERATIONS    INCOME     OF PERIOD  RETURN(a)  (000S OMITTED)
-----------------------------------------------------------------------------------------------------------------------
PREMIER PORTFOLIO
Year ended            $1.00       $0.04        $ 0.00        $0.04      $(0.04)      $1.00       3.80%      $108,627
  08/31/08
Year ended             1.00        0.05         (0.00)        0.05       (0.05)       1.00       5.35        115,642
  08/31/07
Year ended             1.00        0.04          0.00         0.04       (0.04)       1.00       4.55         99,491
  08/31/06
Year ended             1.00        0.02            --         0.02       (0.02)       1.00       2.46        112,067
  08/31/05
Year ended             1.00        0.01          0.00         0.01       (0.01)       1.00       1.01        884,979
  08/31/04
-----------------------------------------------------------------------------------------------------------------------
PREMIER U.S. GOVERNMENT MONEY PORTFOLIO
Year ended            $1.00       $0.03        $(0.00)       $0.03      $(0.03)      $1.00       3.29%      $ 29,466
  08/31/08
Year ended             1.00        0.05          0.00         0.05       (0.05)       1.00       5.25         30,569
  08/31/07
Year ended             1.00        0.04            --         0.04       (0.04)       1.00       4.44         29,739
  08/31/06
Year ended             1.00        0.02            --         0.02       (0.02)       1.00       2.06         31,598
  08/31/05
Year ended             1.00        0.00            --         0.00       (0.00)       1.00       0.30         41,323
  08/31/04(c)
-----------------------------------------------------------------------------------------------------------------------
PREMIER TAX-EXEMPT PORTFOLIO
Year ended            $1.00       $0.03        $ 0.00        $0.03      $(0.03)      $1.00       2.66%      $ 24,440
  08/31/08
Year ended             1.00        0.03            --         0.03       (0.03)       1.00       3.53         18,920
  08/31/07
Year ended             1.00        0.03            --         0.03       (0.03)       1.00       3.04         17,420
  08/31/06
Year ended             1.00        0.02            --         0.02       (0.02)       1.00       1.88         20,682
  08/31/05
Year ended             1.00        0.01         (0.00)        0.01       (0.01)       1.00       0.91         37,117
  08/31/04
_______________________________________________________________________________________________________________________
=======================================================================================================================

                        RATIO OF          RATIO OF
                        EXPENSES          EXPENSES
                       TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                       NET ASSETS      ASSETS WITHOUT   INVESTMENT
                    WITH FEE WAIVERS    FEE WAIVERS       INCOME
                     AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE
                        ABSORBED          ABSORBED      NET ASSETS
-------------------------------------------------------------------
PREMIER PORTFOLIO
Year ended                0.17%(b)          0.25%(b)       3.62%(b)
  08/31/08
Year ended                0.17              0.25           5.23
  08/31/07
Year ended                0.17              0.25           4.74
  08/31/06
Year ended                0.20              0.25           2.34
  08/31/05
Year ended                0.20              0.25           1.00
  08/31/04
-------------------------------------------------------------------
PREMIER U.S.
GOVERNMENT MONEY
PORTFOLIO
Year ended                0.17%(b)          0.25%(b)       2.60%(b)
  08/31/08
Year ended                0.17              0.25           5.13
  08/31/07
Year ended                0.17              0.25           4.34
  08/31/06
Year ended                0.52              0.96           1.98
  08/31/05
Year ended                0.85              1.50           0.29
  08/31/04(c)
-------------------------------------------------------------------
PREMIER TAX-EXEMPT
PORTFOLIO
Year ended                0.25%(b)          0.25%(b)       2.48%(b)
  08/31/08
Year ended                0.25              0.25           3.46
  08/31/07
Year ended                0.25              0.25           2.99
  08/31/06
Year ended                0.25              0.25           1.88
  08/31/05
Year ended                0.25              0.25           0.90
  08/31/04
___________________________________________________________________
===================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets (000s omitted) of $111,911, $29,860 and $22,461 for Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio, respectively.
(c) On November 25, 2003, the Fund was restructured from a separate series of AIM Money Market Funds, Inc., formerly known as Invesco Money Market Funds, Inc. to a new series portfolio of the Trust at such time the advisory fee was modified to be a unitary type fee of 0.25%.



26        AIM TREASURER'S SERIES TRUST

NOTE 10--SUBSEQUENT EVENT

On October 6, 2008, the Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). Under the Program, the Treasury Department will guarantee shareholders in a Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share net asset value at the time of liquidation is less than $0.995. Covered shares are the lesser of the number of shares that were held on September 19, 2008, or on the date that a participating Fund's net asset value fell below $0.995.

  Participation in the Program until December 18, 2008 requires a payment to the Treasury Department in the amount of 0.01% of the share value of the Funds as of September 19, 2008. This expense will be borne by the Funds.

  The program will be in effect until December 18, 2008. The Secretary of the Treasury may extend the Program beyond its initial three-month term through the close of business on September 18, 2009. If extended, the Fund, if eligible, will consider whether to continue to participate in the Program, which may require further payment.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Circuit Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.



27        AIM TREASURER'S SERIES TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees and Investor Class
Shareholders of AIM Treasurer's Series Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the three portfolios constituting AIM Treasurer's Series Trust, hereafter referred to as the "Trust") at August 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Investor Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS

October 20, 2008
Houston, Texas



28        AIM TREASURER'S SERIES TRUST

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder in the Investor Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2008, through August 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


------------------------------------------------------------------------------------------------------------
                                                                             HYPOTHETICAL
                                                                       (5% ANNUAL RETURN BEFORE
                                                    ACTUAL                     EXPENSES)
                                          ------------------------------------------------------
                             BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                           ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      INVESTOR CLASS         (03/01/08)   (08/31/08)(1)   PERIOD(2)     (08/31/08)    PERIOD(2)      RATIO
------------------------------------------------------------------------------------------------------------
Premier Portfolio            $1,000.00      $1,014.00       $0.86       $1,024.28       $0.87        0.17%
------------------------------------------------------------------------------------------------------------
Premier U.S. Government
  Money Portfolio             1,000.00       1,011.00        0.86        1,024.28        0.87        0.17
------------------------------------------------------------------------------------------------------------
Premier Tax-Exempt
  Portfolio                   1,000.00       1,011.00        1.26        1,023.88        1.27        0.25
------------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Funds for the period March 1, 2008, through August 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.


29        AIM TREASURER'S SERIES TRUST

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     each year to conduct an in-depth             the information provided to them and did
Treasurer's Series Trust is required under   review of the performance, fees and          not identify any particular factor that
the Investment Company Act of 1940 to        expenses of their assigned funds. During     was controlling. Each Trustee may have
approve annually the renewal of the          the contract renewal process, the Trustees   evaluated the information provided
Premier Portfolio, Premier Tax-Exempt        receive comparative performance and fee      differently from one another and
Portfolio and Premier U.S. Government        data regarding the AIM Funds prepared by     attributed different weight to the various
Money Portfolio (each, a Fund) investment    an independent company, Lipper, Inc.         factors. The Trustees recognized that the
advisory agreements with Invesco Aim         (Lipper), under the direction and            advisory arrangements and resulting
Advisors, Inc. (Invesco Aim). During         supervision of the independent Senior        advisory fees for each Fund and the other
contract renewal meetings held on June       Officer who also prepares a separate         AIM Funds are the result of years of
18-19, 2008, the Board as a whole and the    analysis of this information for the         review and negotiation between the
disinterested or "independent" Trustees,     Trustees. Each Sub-Committee then makes      Trustees and Invesco Aim, that the
voting separately, approved the              recommendations to the Investments           Trustees may focus to a greater extent on
continuance of each Fund's investment        Committee regarding the performance, fees    certain aspects of these arrangements in
advisory agreement for another year,         and expenses of their assigned funds. The    some years than in others, and that the
effective July 1, 2008. In doing so, the     Investments Committee considers each         Trustees' deliberations and conclusions in
Board determined that each Fund's            Sub-Committee's recommendations and makes    a particular year may be based in part on
investment advisory agreement is in the      its own recommendations regarding the        their deliberations and conclusions of
best interests of the Fund and its           performance, fees and expenses of the AIM    these same arrangements throughout the
shareholders and that the compensation to    Funds to the full Board. The Investments     year and in prior years.
Invesco Aim under the Fund's investment      Committee also considers each
advisory agreement is fair and reasonable.   Sub-Committee's recommendations in making    FACTORS AND CONCLUSIONS AND SUMMARY OF
                                             its annual recommendation to the Board       INDEPENDENT WRITTEN FEE EVALUATION
   The independent Trustees met separately   whether to approve the continuance of each
during their evaluation of each Fund's       AIM Fund's investment advisory agreement     The discussion below serves as a summary
investment advisory agreement with           and sub-advisory agreements for another      of the Senior Officer's independent
independent legal counsel from whom they     year.                                        written evaluation with respect to each
received independent legal advice, and the                                                Fund's investment advisory agreement as
independent Trustees also received              The independent Trustees are assisted     well as a discussion of the material
assistance during their deliberations from   in their annual evaluation of each Fund's    factors and related conclusions that
the independent Senior Officer, a            investment advisory agreement by the         formed the basis for the Board's approval
full-time officer of the AIM Funds who       independent Senior Officer. One              of each Fund's investment advisory
reports directly to the independent          responsibility of the Senior Officer is to   agreement and sub-advisory agreements, if
Trustees.                                    manage the process by which the AIM Funds'   applicable. Unless otherwise stated,
                                             proposed management fees are negotiated      information set forth below is as of June
THE BOARD'S FUND EVALUATION PROCESS          during the annual contract renewal process   19, 2008 and does not reflect any changes
                                             to ensure that they are negotiated in a      that may have occurred since that date,
The Board's Investments Committee has        manner that is at arms' length and           including but not limited to changes to a
established three Sub-Committees that are    reasonable. Accordingly, the Senior          Fund's performance, advisory fees, expense
responsible for overseeing the management    Officer must either supervise a              limitations and/or fee waivers.
of a number of the series portfolios of      competitive bidding process or prepare an
the AIM Funds. This SubCommittee structure   independent written evaluation. The Senior   I. Investment Advisory Agreement
permits the Trustees to focus on the         Officer has recommended that an
performance of the AIM Funds that have       independent written evaluation be provided      A. Nature, Extent and Quality of
been assigned to them. The Sub-Committees    and, at the direction of the Board, has            Services Provided by Invesco Aim
meet throughout the year to review the       prepared an independent written
performance of their assigned funds, and     evaluation.                                  The Board reviewed the advisory services
the Sub-Committees review monthly and                                                     provided to each Fund by Invesco Aim under
quarterly comparative performance               During the annual contract renewal        the Fund's investment advisory agreement,
information and periodic asset flow data     process, the Board considered the factors    the performance of Invesco Aim in
for their assigned funds. These materials    discussed below under the heading "Factors   providing these services, and the
are prepared under the direction and         and Conclusions and Summary of Independent   credentials and experience of the officers
supervision of the independent Senior        Written Fee Evaluation" in evaluating the    and employees of Invesco Aim who provide
Officer. Over the course of each year, the   fairness and reasonableness of each Fund's   these services. The Board's review of the
Sub-Committees meet with portfolio           investment advisory agreement and            qualifications of Invesco Aim to provide
managers for their assigned funds and        sub-advisory agreements, if applicable, at   these services included the Board's
other members of management and review       the contract renewal meetings and at their   consideration of Invesco Aim's portfolio
with these individuals the performance,      meetings throughout the year as part of      and product review process, various back
investment objective(s), policies,           their ongoing oversight of such Fund. Each   office support functions provided by
strategies and limitations of these funds.   Fund's investment advisory agreement and     Invesco Aim and its affiliates, and
                                             sub-advisory agreements, if applicable,      Invesco Aim's equity and fixed income
   In addition to their meetings             were considered separately, although the     trading operations. The Board concluded
throughout the year, the Sub-Committees      Board also considered the common interests   that the nature, extent and quality of the
meet at designated contract renewal          of all of the AIM Funds in their             advisory services provided to each Fund by
meetings                                     deliberations. The Board considered all of   Invesco Aim were appropriate and that
                                                                                          Invesco Aim currently is providing
                                                                                          satisfactory advisory services in
                                                                                          accordance with the


30   AIM TREASURER'S SERIES TRUST                                                                                          continued

terms of each Fund's investment advisory     ance. Although the independent written       fifth quintile being the worst performing
agreement. In addition, based on their       evaluation of the Fund's Senior Officer      funds). The Board noted that the Fund's
ongoing meetings throughout the year with    only considered Fund performance through     performance was above the performance of
each Fund's portfolio manager or managers,   the most recent calendar year, the Board     the Index for the one, three and five year
the Board concluded that these individuals   also reviewed more recent Fund performance   periods. The Board also considered the
are competent and able to continue to        and this review did not change their         steps Invesco Aim has taken over the last
carry out their responsibilities under       conclusions.                                 several years to improve the quality and
each Fund's investment advisory agreement.                                                efficiency of the services that Invesco
                                             PREMIER TAX-EXEMPT PORTFOLIO                 Aim provides to the AIM Funds. The Board
   In determining whether to continue each                                                concluded that Invesco Aim continues to be
Fund's investment advisory agreement, the    The Board compared the Fund's performance    responsive to the Board's focus on fund
Board considered the prior relationship      during the past one, three and five          performance. Although the independent
between Invesco Aim and the Fund, as well    calendar years to the performance of funds   written evaluation of the Fund's Senior
as the Board's knowledge of Invesco Aim's    in the Fund's performance group that are     Officer only considered Fund performance
operations, and concluded that it was        not managed by Invesco Aim, and against      through the most recent calendar year, the
beneficial to maintain the current           the performance of all funds in the Lipper   Board also reviewed more recent Fund
relationship, in part, because of such       Tax-Exempt Money Market Funds Index. The     performance and this review did not change
knowledge. The Board also considered the     Board also reviewed the criteria used by     their conclusions.
steps that Invesco Aim and its affiliates    Invesco Aim to identify the funds in the
have taken over the last several years to    Fund's performance group for inclusion in       C. Advisory Fees and Fee Waivers
improve the quality and efficiency of the    the Lipper reports. The Board noted that
services they provide to the AIM Funds in    the Fund's performance was in the first      PREMIER PORTFOLIO AND PREMIER U.S.
the areas of investment performance,         quintile of its performance group for the    GOVERNMENT MONEY PORTFOLIO
product line diversification,                one, three and five year periods (the
distribution, fund operations, shareholder   first quintile being the best performing     The Board compared each Fund's contractual
services and compliance. The Board           funds and the fifth quintile being the       advisory fee rate to the contractual
concluded that the quality and efficiency    worst performing funds). The Board noted     advisory fee rates of funds in each Fund's
of the services Invesco Aim and its          that the Fund's performance was above the    Lipper expense group that are not managed
affiliates provide to the AIM Funds in       performance of the Index for the one,        by Invesco Aim, at a common asset level
each of these areas have generally           three and five year periods. The Board       and as of the end of the past calendar
improved, and support the Board's approval   also considered the steps Invesco Aim has    year. The Board noted that each Fund's
of the continuance of each Fund's            taken over the last several years to         contractual advisory fee rate was below
investment advisory agreement.               improve the quality and efficiency of the    the median contractual advisory fee rate
                                             services that Invesco Aim provides to the    of funds in its expense group. The Board
   B. Fund Performance                       AIM Funds. The Board concluded that          also reviewed the methodology used by
                                             Invesco Aim continues to be responsive to    Lipper in determining contractual fee
PREMIER PORTFOLIO                            the Board's focus on fund performance.       rates. The Board noted that Invesco Aim
                                             Although the independent written             does not serve as an advisor to other
The Board compared the Fund's performance    evaluation of the Fund's Senior Officer      mutual funds or other clients with
during the past one, three and five          only considered Fund performance through     investment strategies comparable to each
calendar years to the performance of funds   the most recent calendar year, the Board     Fund.
in the Fund's performance group that are     also reviewed more recent Fund performance
not managed by Invesco Aim, and against      and this review did not change their         PREMIER TAX-EXEMPT PORTFOLIO
the performance of all funds in the Lipper   conclusions.
Money Market Funds Index. The Board also                                                  The Board compared the Fund's contractual
reviewed the criteria used by Invesco Aim    PREMIER U.S. GOVERNMENT MONEY PORTFOLIO      advisory fee rate to the contractual
to identify the funds in the Fund's                                                       advisory fee rates of funds in the Fund's
performance group for inclusion in the       The Board compared the Fund's performance    Lipper expense group that are not managed
Lipper reports. The Board noted that the     during the past one, three and five          by Invesco Aim, at a common asset level
Fund's performance was in the first          calendar years to the performance of funds   and as of the end of the past calendar
quintile of its performance group for the    in the Fund's performance group that are     year. The Board noted that the Fund's
one, three and five year periods (the        not managed by Invesco Aim, and against      contractual advisory fee rate was below
first quintile being the best performing     the performance of all funds in the Lipper   the median contractual advisory fee rate
funds and the fifth quintile being the       U.S. Government Money Market Funds Index.    of funds in its expense group. The Board
worst performing funds). The Board noted     The Board also reviewed the criteria used    also reviewed the methodology used by
that the Fund's performance was above the    by Invesco aim to identify the funds in      Lipper in determining contractual fee
performance of the Index for the one,        the Fund's performance group for inclusion   rates.
three and five year periods. The Board       in the Lipper reports. The Board noted
also considered the steps Invesco Aim has    that the Fund's performance was in the          The Board noted that Invesco Aim has
taken over the last several years to         first quintile of its performance group      contractually agreed to waive advisory
improve the quality and efficiency of the    for the one and three year periods, and in   fees of each Fund through at least June
services that Invesco Aim provides to the    the second quintile for the five year        30, 2009 so that the Fund's advisory fee
AIM Funds. The Board concluded that          period (the first quintile being the best    rate is limited to a specified percentage
Invesco Aim continues to be responsive to    performing funds and the                     of average daily net assets. The Board
the Board's focus on fund perform-                                                        considered the contractual nature of this
                                                                                          fee waiver and noted that it remains in
                                                                                          effect until at least


31   AIM TREASURER'S SERIES TRUST                                                                                          continued

June 30, 2009. The Board also considered     each Fund. The Board noted that Invesco      folio brokerage transactions executed
the effect this fee waiver would have on     Aim continues to operate at a net profit,    through "soft dollar" arrangements. Under
each Fund's estimated total expenses.        although increased expenses in recent        these arrangements, portfolio brokerage
                                             years have reduced the profitability of      commissions paid by each Fund and/or other
   The Board also noted the "all-in"         Invesco Aim and its affiliates. The Board    funds advised by Invesco Aim are used to
nature of each Fund's contractual advisory   concluded that each Fund's fees were fair    pay for research and execution services.
fee, whereby Invesco Aim pays all of the     and reasonable, and that the level of        The Board noted that soft dollar
Fund's ordinary operating expenses. After    profits realized by Invesco Aim and its      arrangements shift the payment obligation
taking account of each Fund's contractual    affiliates from providing services to each   for the research and execution services
advisory fee rate, as well as the            Fund was not excessive in light of the       from Invesco Aim to the funds and
comparative advisory fee information and     nature, quality and extent of the services   therefore may reduce Invesco Aim's
the fee waiver discussed above, the Board    provided. The Board considered whether       expenses. The Board also noted that
concluded that each Fund's advisory fees     Invesco Aim is financially sound and has     research obtained through soft dollar
were fair and reasonable.                    the resources necessary to perform its       arrangements may be used by Invesco Aim in
                                             obligations under each Fund's investment     making investment decisions for each Fund
   D. Economies of Scale and Breakpoints     advisory agreement, and concluded that       and may therefore benefit Fund
                                             Invesco Aim has the financial resources      shareholders. The Board concluded that
The Board considered the extent to           necessary to fulfill these obligations.      Invesco Aim's soft dollar arrangements
which there are economies of scale in                                                     were appropriate. The Board also concluded
Invesco Aim's provision of advisory             F. Independent Written Evaluation of      that, based on their review and
services to each Fund. The Board also              the Fund's Senior Officer              representations made by Invesco Aim, these
considered whether each Fund benefits from                                                arrangements were consistent with
such economies of scale through              The Board noted that, at their direction,    regulatory requirements.
contractual breakpoints in each Fund's       the Senior Officer of the Fund, who is
advisory fee schedule or through advisory    independent of Invesco Aim and Invesco       II. Sub-Advisory Agreements (Premier
fee waivers or expense limitations. The      Aim's affiliates, had prepared an               Portfolio and Premier Tax-Exempt
Board noted that each Fund's contractual     independent written evaluation to assist        Portfolio only)
advisory fee schedule does not include any   the Board in determining the
breakpoints. The Board considered whether    reasonableness of the proposed management       A. Nature, Extent and Quality of
it would be appropriate to add advisory      fees of the AIM Funds, including each              Services Provided by Affiliated
fee breakpoints for each Fund or whether,    Fund. The Board noted that they had relied         Sub-Advisors
due to the nature of each Fund and the       upon the Senior Officer's written
advisory fee structures of comparable        evaluation instead of a competitive          The Board reviewed the services to be
funds, it was reasonable to structure the    bidding process. In determining whether to   provided by Invesco Trimark Ltd., Invesco
advisory fee without breakpoints. Based on   continue each Fund's investment advisory     Asset Management Deutschland, GmbH,
this review, the Board concluded that it     agreement, the Board considered the Senior   Invesco Asset Management Limited, Invesco
was not necessary to add breakpoints to      Officer's written evaluation.                Asset Management (Japan) Limited, Invesco
any Fund's advisory fee schedule. Based on                                                Australia Limited, Invesco Global Asset
this information, the Board concluded           G. Collateral Benefits to Invesco Aim     Management (N.A.), Inc., Invesco Hong Kong
that, absent breakpoints, each Fund's              and its Affiliates                     Limited, Invesco Institutional (N.A.),
contractual advisory fees remain constant                                                 Inc. and Invesco Senior Secured
and do not reflect economies of scale. The      The Board considered various other        Management, Inc. (collectively, the
Board also noted that each Fund shares       benefits received by Invesco Aim and its     "Affiliated Sub-Advisers") under the
directly in economies of scale through       affiliates resulting from Invesco Aim's      sub-advisory agreements and the
lower fees charged by third party service    relationship with each Fund, including the   credentials and experience of the officers
providers based on the combined size of      fees received by Invesco Aim and its         and employees of the Affiliated
all of the AIM Funds and affiliates.         affiliates for their provision of            Sub-Advisers who will provide these
                                             administrative, transfer agency and          services. The Board concluded that the
   E. Profitability and Financial            distribution services to each Fund. The      nature, extent and quality of the services
      Resources of Invesco Aim               Board considered the performance of          to be provided by the Affiliated
                                             Invesco Aim and its affiliates in            Sub-Advisers were appropriate. The Board
The Board reviewed information from          providing these services and the             noted that the Affiliated Sub-Advisers,
Invesco Aim concerning the costs of the      organizational structure employed by         which have offices and personnel that are
advisory and other services that Invesco     Invesco Aim and its affiliates to provide    geographically dispersed in financial
Aim and its affiliates provide to each       these services. The Board also considered    centers around the world, have been formed
Fund and the profitability of Invesco Aim    that these services are provided to each     in part for the purpose of researching and
and its affiliates in providing these        Fund pursuant to written contracts which     compiling information and making
services. The Board also reviewed            are reviewed and approved on an annual       recommendations on the markets and
information concerning the financial         basis by the Board. The Board concluded      economies of various countries and
condition of Invesco Aim and its             that Invesco Aim and its affiliates were     securities of companies located in such
affiliates. The Board also reviewed with     providing these services in a satisfactory   countries or on various types of
Invesco Aim the methodology used to          manner and in accordance with the terms of   investments and investment techniques, and
prepare the profitability information.       their contracts, and were qualified to       providing investment advisory services.
The Board considered the overall             continue to provide these services to each   The Board concluded that the sub-advisory
profitability of Invesco Aim, as well as     Fund.                                        agreements will benefit each Fund and its
the profitability of Invesco Aim in                                                       shareholders
connection with managing                        The Board considered the benefits
                                             realized by Invesco Aim as a result of
                                             port-


32   AIM TREASURER'S SERIES TRUST                                                                                          continued

by permitting Invesco Aim to utilize the additional resources and talent of the Affiliated Sub-Advisers in managing the
Fund.

   B. Fund Performance

The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory agreements for the Funds, as no Affiliated Sub-Adviser served as a sub-adviser to the Fund prior to May 1, 2008.

   C. Sub-Advisory Fees

The Board considered the services to be
provided by the Affiliated Sub-Advisers
pursuant to the sub-advisory agreements
and the services to be provided by Invesco
Aim pursuant to each Fund's investment
advisory agreement, as well as the
allocation of fees between Invesco Aim and the Affiliated Sub-Advisers pursuant to the sub-advisory agreements. The Board noted that the sub-advisory fees have no direct effect on a Fund or its shareholders, as they are paid by Invesco
Aim to the Affiliated Sub-Advisers, and
that Invesco Aim and the Affiliated
Sub-Advisers are affiliates. After taking account of each Fund's contractual sub-advisory fee rate, as well as other relevant factors, the Board concluded that each Fund's sub-advisory fees were fair and reasonable.

   D. Financial Resources of the
      Affiliated Sub-Advisers

The Board considered whether each
Affiliated Sub-Adviser is financially
sound and has the resources necessary to perform its obligations under its respective sub-advisory agreement, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.


33   AIM TREASURER'S SERIES TRUST

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Funds designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2008:

FEDERAL AND STATE INCOME TAX

                                                                                                                 TAX-EXEMPT
                                                QUALIFIED DIVIDEND     CORPORATE DIVIDENDS     U.S. TREASURY       INCOME
                                                      INCOME*          RECEIVED DEDUCTION*      OBLIGATIONS*     DIVIDENDS*
---------------------------------------------------------------------------------------------------------------------------
Premier Portfolio                                        0%                     0%                    --              --
---------------------------------------------------------------------------------------------------------------------------
Premier U.S. Government Money Portfolio                  0%                     0%                 21.46%             --
---------------------------------------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio                             0%                     0%                    --             100%
___________________________________________________________________________________________________________________________
===========================================================================================================================




* The above percentage is based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION


  The percentages of qualifying assets not subject to the U.S. estate tax for the Funds are as follows:

                                                                                  NOVEMBER 30,
                                                                                      2007
----------------------------------------------------------------------------------------------
Premier Portfolio                                                                      100%
----------------------------------------------------------------------------------------------
Premier U.S. Government Money Portfolio                                                100%
----------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio                                                           100%
______________________________________________________________________________________________
==============================================================================================





34        AIM TREASURER'S SERIES TRUST

PROXY RESULTS

PREMIER PORTFOLIO
PREMIER TAX-EXEMPT PORTFOLIO
PREMIER U.S. GOVERNMENT PORTFOLIO

Special Meetings ("Meetings") of Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio, and Premier U.S. Government Money Portfolio, all investment portfolios of AIM Treasurer's Series Trust, a Delaware statutory trust ("Trust"), were held on February 29, 2008 and were adjourned, with respect to certain proposals, until March 28, 2008. The Meeting on March 28, 2008 was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

The results of the voting on the above matters were as follows:


                                                                                                                 WITHHELD/
        MATTERS                                                                                VOTES FOR       ABSTENTIONS**
----------------------------------------------------------------------------------------------------------------------------
(1)*    Bob R. Baker....................................................................     3,180,370,824      219,563,036
        Frank S. Bayley.................................................................     3,180,341,145      219,592,715
        James T. Bunch..................................................................     3,134,861,942      265,071,918
        Bruce L. Crockett...............................................................     3,134,861,942      265,071,918
        Albert R. Dowden................................................................     3,180,347,214      219,586,646
        Jack M. Fields..................................................................     3,179,565,440      220,368,420
        Martin L. Flanagan..............................................................     3,180,389,360      219,544,500
        Carl Frischling.................................................................     3,179,533,640      220,400,220
        Prema Mathai-Davis..............................................................     3,179,420,637      220,513,223
        Lewis F. Pennock................................................................     3,134,773,033      265,160,827
        Larry Soll, Ph.D. ..............................................................     3,134,776,717      265,157,143
        Raymond Stickel, Jr. ...........................................................     3,134,795,153      265,138,707
        Philip A. Taylor................................................................     3,178,659,366      221,274,494


                                                                                VOTES          WITHHELD/           BROKER
                                                             VOTES FOR         AGAINST        ABSTENTIONS        NON-VOTES
----------------------------------------------------------------------------------------------------------------------------
(2)*    Approve an amendment to the Trust's Agreement
        and Declaration of Trust that would permit the
        Board of Trustees of the Trust to terminate
        the Trust, the Fund, and each other series
        portfolio of the Trust, or a share class
        without a shareholder vote....................     2,568,893,778     354,476,455       321,667,783      154,895,844



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Treasurer's Series Trust.

** Includes Broker Non-Votes.


35        AIM TREASURER'S SERIES TRUST

PREMIER TAX-EXEMPT PORTFOLIO
PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

Special Meetings ("Meetings") of Shareholders of Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio ("Fund"), an investment portfolio of AIM Treasurer's Series Trust, a Delaware statutory trust ("Trust"), were held on February 29, 2008 and were adjourned, with respect to certain proposals, until March 28, 2008. The Meeting on March 28, 2008 was held for the following purposes:



(1)     Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management Inc.;
        Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan)
        Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited;
        Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.
(2)(a)  Approve modification of fundamental restriction on issuer diversification.
(2)(b)  Approve modification of fundamental restrictions on issuing senior securities and borrowing money.
(2)(c)  Approve modification of fundamental restriction on underwriting securities.
(2)(d)  Approve modification of fundamental restriction on industry concentration.
(2)(e)  Approve modification of fundamental restriction on real estate investments.
(2)(f)  Approve modification of fundamental restriction on purchasing or selling commodities.
(2)(g)  Approve modification of fundamental restriction on making loans.
(2)(h)  Approve modification of fundamental restriction on investment in investment companies.
(3)     Approve making the investment objective of the fund non-fundamental.


                                                                                 VOTES        WITHHELD/        BROKER
        MATTERS                                                  VOTES FOR      AGAINST      ABSTENTIONS      NON-VOTES
-----------------------------------------------------------------------------------------------------------------------
(1)     Premier Tax-Exempt Portfolio.......................     95,910,964       847,726        133,889      48,184,247
(2)(a)  Premier Tax-Exempt Portfolio.......................     96,539,647       232,817        120,115      48,184,247
(2)(b)  Premier Tax-Exempt Portfolio.......................     96,539,647       232,817        120,115      48,184,247
(2)(c)  Premier Tax-Exempt Portfolio.......................     96,539,647       232,817        120,115      48,184,247
(2)(d)  Premier Tax-Exempt Portfolio.......................     96,539,647       232,817        120,115      48,184,247
(2)(e)  Premier Tax-Exempt Portfolio.......................     96,539,647       232,817        120,115      48,184,247
(2)(f)  Premier Tax-Exempt Portfolio.......................     96,539,647       232,817        120,115      48,184,247
(2)(g)  Premier Tax-Exempt Portfolio.......................     96,539,647       232,817        120,115      48,184,247
(2)(h)  Premier Tax-Exempt Portfolio.......................     96,539,647       232,817        120,115      48,184,247
(3)     Premier Tax-Exempt Portfolio.......................     95,830,488     1,062,091          0          48,184,247

Premier U.S. Government Money Portfolio did not receive shareholder votes sufficient to achieve quorum. As a result,
Proposals 1, 2(a) - (h) and 3 have failed to pass.

The results of the voting on the above matters were as follows:

                                                                                 VOTES        WITHHELD/        BROKER
        MATTERS                                                  VOTES FOR      AGAINST      ABSTENTIONS      NON-VOTES
-----------------------------------------------------------------------------------------------------------------------
(1)     Premier U.S. Government Money Portfolio............     22,372,020     2,179,236      1,765,650       3,695,938
(2)(a)  Premier U.S. Government Money Portfolio............     22,772,416     2,249,320      1,295,170       3,695,938
(2)(b)  Premier U.S. Government Money Portfolio............     22,750,253     2,271,483      1,295,170       3,695,938
(2)(c)  Premier U.S. Government Money Portfolio............     22,768,761     2,252,820      1,295,325       3,695,938
(2)(d)  Premier U.S. Government Money Portfolio............     22,761,903     2,259,832      1,295,171       3,695,938
(2)(e)  Premier U.S. Government Money Portfolio............     22,745,222     2,276,513      1,295,171       3,695,938
(2)(f)  Premier U.S. Government Money Portfolio............     22,749,061     2,272,674      1,295,171       3,695,938
(2)(g)  Premier U.S. Government Money Portfolio............     22,738,293     2,283,442      1,295,171       3,695,938
(2)(h)  Premier U.S. Government Money Portfolio............     22,772,416     2,249,320      1,295,170       3,695,938
(3)     Premier U.S. Government Money Portfolio............     22,961,167     1,817,570      1,538,169       3,695,938




36        AIM TREASURER'S SERIES TRUST

TRUSTEES AND OFFICERS


The address of each trustee and officer of AIM Treasurer's Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 103 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.



NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

 INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------------

 Martin L.                      2007          Executive Director, Chief Executive Officer and President,    None
 Flanagan(1) -- 1960                          Invesco Ltd. (ultimate parent of Invesco Aim and a global
 Trustee                                      investment management firm); Chairman, Invesco Aim Advisors,
                                              Inc. (registered investment advisor); Director, Chairman,
                                              Chief Executive Officer and President, IVZ Inc. (holding
                                              company); INVESCO North American Holdings, Inc. (holding
                                              company); and, INVESCO Group Services, Inc. (service
                                              provider); Trustee, The AIM Family of Funds--Registered
                                              Trademark--; Vice Chairman, Investment Company Institute;
                                              and Member of Executive Board, SMU Cox School of Business

                                              Formerly: Director, Chief Executive Officer and President,
                                              Invesco Holding Company Limited (parent of Invesco Aim and a global investment management firm); Chairman, Investment
                                              Company Institute; President, Co-Chief Executive Officer,
                                              Co-President, Chief Operating Officer and Chief Financial
                                              Officer, Franklin Resources, Inc. (global investment
                                              management organization)
--------------------------------------------------------------------------------------------------------------------------------

 Philip A. Taylor(2) -- 1954    2006          Head of North American Retail and Senior Managing Director,   None
 Trustee, President and                       Invesco Ltd.; Director, Chief Executive Officer and
 Principal                                    President, Invesco Trimark Dealer Inc. (formerly AIM Mutual
 Executive Officer                            Fund Dealer Inc.) (registered broker dealer), Invesco Aim
                                              Advisors, Inc., and 1371 Preferred Inc. (holding company);
                                              Director, Chairman, Chief Executive Officer and President,
                                              Invesco Aim Management Group, Inc. (financial services
                                              holding company) and Invesco Aim Capital Management, Inc.
                                              (registered investment advisor); Director and President,
                                              INVESCO Funds Group, Inc. (registered investment advisor and register transfer agent) and AIM GP Canada Inc. (general
                                              partner for a limited partnership); Director, Invesco Aim
                                              Distributors, Inc. (registered broker dealer); Director and
                                              Chairman, Invesco Aim Investment Services, Inc. (registered transfer agent) and INVESCO Distributors, Inc. (registered broker dealer); Director, President and Chairman, IVZ Callco
                                              Inc. (holding company), INVESCO Inc. (holding company) and
                                              Invesco Canada Holdings Inc. (formerly AIM Canada Holdings
                                              Inc.) (holding company); Chief Executive Officer, AIM
                                              Trimark Corporate Class Inc. (formerly AIM Trimark Global
                                              Fund Inc.) (corporate mutual fund company) and AIM Trimark
                                              Canada Fund Inc. (corporate mutual fund company); Director and Chief Executive Officer, Invesco Trimark Ltd./Invesco
                                              Trimark Ltee (formerly AIM Funds Management Inc. d/b/a
                                              INVESCO Enterprise Services) (registered investment advisor and registered transfer agent); Trustee, President and
                                              Principal Executive Officer of The AIM Family of Funds--
                                              Registered Trademark-- (other than AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family of Funds--
                                              Registered Trademark-- (AIM Treasurer's Series Trust and
                                              Short-Term Investments Trust only); and Manager, Invesco
                                              PowerShares Capital Management LLC

                                              Formerly: Director and President, AIM Trimark Corporate
                                              Class Inc. and AIM Trimark Canada Fund Inc.; Director and
                                              President, Invesco Trimark Ltd./Invesco Trimark Ltee
                                              (formerly AIM Funds Management Inc. d/b/a INVESCO Enterprise
                                              Services); Senior Managing Director, Invesco Holding Company
                                              Limited; Trustee and Executive Vice President, Tax-Free
                                              Investments Trust; Director and Chairman, Fund Management
                                              Company (registered broker dealer); President and Principal
                                              Executive Officer, The AIM Family of Funds--Registered
                                              Trademark-- (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only);
                                              President, AIM Trimark Global Fund Inc. and AIM Trimark
                                              Canada Fund Inc.; and Director, Trimark Trust (federally
                                              regulated Canadian Trust Company)

--------------------------------------------------------------------------------------------------------------------------------

 INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------

 Bruce L. Crockett -- 1944      2003          Chairman, Crockett Technology Associates (technology          ACE Limited
 Trustee and Chair                            consulting company)                                           (insurance company);
                                                                                                            and Captaris, Inc.
                                                                                                            (unified messaging
                                                                                                            provider)
--------------------------------------------------------------------------------------------------------------------------------

 Bob R. Baker -- 1936           1983          Retired                                                       None
 Trustee
--------------------------------------------------------------------------------------------------------------------------------

 Frank S. Bayley -- 1939        2003          Retired
 Trustee
                                              Formerly: Partner, law firm of Baker & McKenzie; and          None
                                              Director, Badgley Funds, Inc. (registered investment
                                              company) (2 portfolios)

--------------------------------------------------------------------------------------------------------------------------------


 James T. Bunch -- 1942         2000          Founder, Green, Manning & Bunch Ltd., (investment banking     Director, Policy
 Trustee                                      firm)                                                         Studies, Inc. and
                                                                                                            Van Gilder Insurance
                                                                                                            Corporation

--------------------------------------------------------------------------------------------------------------------------------


 Albert R. Dowden -- 1941       2003          Director of a number of public and private business           None
 Trustee                                      corporations, including the Boss Group Ltd. (private
                                              investment and management); Continental Energy Services, LLC
                                              (oil and gas pipeline service); Reich & Tang Funds
                                              (registered investment company); Annuity and Life Re
                                              (Holdings), Ltd. (reinsurance company), and Homeowners of
                                              America Holding Corporation/Homeowners of America Insurance
                                              Company (property casualty company)

                                              Formerly: Director, CompuDyne Corporation (provider of
                                              product and services to the public security market);
                                              Director, President and Chief Executive Officer, Volvo Group
                                              North America, Inc.; Senior Vice President, AB Volvo;
                                              Director of various public and private corporations

--------------------------------------------------------------------------------------------------------------------------------


 Jack M. Fields -- 1952         2003          Chief Executive Officer, Twenty First Century Group, Inc.     Administaff
 Trustee                                      (government affairs company); and Owner and Chief Executive
                                              Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment)

                                              Formerly: Chief Executive Officer, Texana Timber LP
                                              (sustainable forestry company); and Discovery Global
                                              Education Fund (non-profit)

--------------------------------------------------------------------------------------------------------------------------------


 Carl Frischling -- 1937        2003          Partner, law firm of Kramer Levin Naftalis and Frankel LLP    Director, Reich &
 Trustee                                                                                                    Tang Funds) (15
                                                                                                            portfolios)

--------------------------------------------------------------------------------------------------------------------------------


 Prema Mathai-Davis -- 1950     2003          Formerly: Chief Executive Officer, YWCA of the USA            None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Lewis F. Pennock -- 1942       2003          Partner, law firm of Pennock & Cooper                         None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Larry Soll -- 1942             1997          Retired                                                       None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Raymond Stickel, Jr. -- 1944   2005          Retired
 Trustee

                                              Formerly: Partner, Deloitte & Touche; and Director, Mainstay  None
                                              VP Series Funds, Inc. (25 portfolios)

--------------------------------------------------------------------------------------------------------------------------------



(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.


37        AIM TREASURER'S SERIES TRUST

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                     OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                            DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                                HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

 OTHER OFFICERS
--------------------------------------------------------------------------------------------------------------------------------

 Karen Dunn Kelley -- 1960      2003          Head of Invesco's World Wide Fixed Income and Cash Management      N/A
 President and Principal                      Group; Director of Cash Management and Senior Vice President,
 Executive Officer                            Invesco Aim Advisors, Inc. and Invesco Aim Capital Management,
                                              Inc; Executive Vice President, Invesco Aim Distributors, Inc.;
                                              Senior Vice President, Invesco Aim Management Group, Inc.; Vice
                                              President, The AIM Family of Funds--Registered Trademark-- (other than AIM Treasurer's Series Trust and Short-Term Investments
                                              Trust); and President and Principal Executive Officer, The AIM
                                              Family of Funds--Registered Trademark-- (AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust only)

                                              Formerly President and Principal Executive Officer, Tax-Free
                                              Investments Trust; Director and President, Fund Management
                                              Company; Chief Cash Management Officer and Managing Director,
                                              Invesco Aim Capital Management, Inc.; and Vice President, Invesco
                                              Aim Advisors, Inc. and The AIM Family of Funds--Registered
                                              Trademark-- (AIM Treasurer's Series Trust, Short-Term Investments
                                              Trust and Tax-Free Investments Trust only)

--------------------------------------------------------------------------------------------------------------------------------

 Russell C. Burk -- 1958        2005          Senior Vice President and Senior Officer of The AIM Family of      N/A
 Senior Vice President and                    Funds--Registered Trademark--
 Senior Officer
                                              Formerly: Director of Compliance and Assistant General Counsel,
                                              ICON Advisers, Inc.; Financial Consultant, Merrill Lynch; General
                                              Counsel and Director of Compliance, ALPS Mutual Funds, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 John M. Zerr -- 1962           2006          Director, Senior Vice President, Secretary and General Counsel,    N/A
 Senior Vice President, Chief                 Invesco Aim Management Group, Inc., Invesco Aim Advisors, Inc.
 Legal Officer and Secretary                  and Invesco Aim Capital Management, Inc.; Director, Senior Vice
                                              President and Secretary, Invesco Aim Distributors, Inc.;
                                              Director, Vice President and Secretary, Invesco Aim Investment
                                              Services, Inc. and INVESCO Distributors, Inc.; Director and Vice
                                              President, INVESCO Funds Group Inc.; Senior Vice President, Chief
                                              Legal Officer and Secretary, The AIM Family of Funds--Registered
                                              Trademark--; and Manager, Invesco PowerShares Capital Management
                                              LLC

                                              Formerly: Director, Vice President and Secretary, Fund Management
                                              Company; Vice President, Invesco Aim Capital Management, Inc.;
                                              Chief Operating Officer, Senior Vice President, General Counsel
                                              and Secretary, Liberty Ridge Capital, Inc. (an investment
                                              adviser); Vice President and Secretary, PBHG Funds (an investment company); Vice President and Secretary, PBHG Insurance Series
                                              Fund (an investment company); Chief Operating Officer, General
                                              Counsel and Secretary, Old Mutual Investment Partners (a broker-
                                              dealer); General Counsel and Secretary, Old Mutual Fund Services
                                              (an administrator); General Counsel and Secretary, Old Mutual
                                              Shareholder Services (a shareholder servicing center); Executive
                                              Vice President, General Counsel and Secretary, Old Mutual
                                              Capital, Inc. (an investment adviser); and Vice President and
                                              Secretary, Old Mutual Advisors Funds (an investment company)

--------------------------------------------------------------------------------------------------------------------------------

 Lisa O. Brinkley -- 1959       2004          Global Compliance Director, Invesco Ltd.; and Vice President, The  N/A
 Vice President                               AIM Family of Funds--Registered Trademark--

                                              Formerly: Senior Vice President, Invesco Aim Management Group,
                                              Inc.; Senior Vice President and Chief Compliance Officer, Invesco
                                              Aim Advisors, Inc. and The AIM Family of Funds--Registered
                                              Trademark--; Vice President and Chief Compliance Officer, Invesco
                                              Aim Capital Management, Inc. and Invesco Aim Distributors, Inc.;
                                              Vice President, Invesco Aim Investment Services, Inc. and Fund
                                              Management Company; and Senior Vice President and Compliance
                                              Director, Delaware Investments Family of Funds

--------------------------------------------------------------------------------------------------------------------------------

 Kevin M. Carome -- 1956        2003          General Counsel, Secretary and Senior Managing Director, Invesco   N/A
 Vice President                               Ltd.; Director and Secretary, Invesco Holding Company Limited,
                                              IVZ, Inc. and INVESCO Group Services, Inc.; Director, INVESCO
                                              Funds Group, Inc.; Secretary, INVESCO North American Holdings,
                                              Inc.; and Vice President, The AIM Family of Funds--Registered
                                              Trademark--

                                              Formerly: Director, Senior Vice President, Secretary and General
                                              Counsel, Invesco Aim Management Group, Inc. and Invesco Aim
                                              Advisors, Inc.; Senior Vice President, Invesco Aim Distributors,
                                              Inc.; Director, General Counsel and Vice President, Fund
                                              Management Company; Vice President, Invesco Aim Capital
                                              Management, Inc. and Invesco Aim Investment Services, Inc.;
                                              Senior Vice President, Chief Legal Officer and Secretary, The AIM
                                              Family of Funds--Registered Trademark--; Director and Vice
                                              President, INVESCO Distributors, Inc. and Chief Executive Officer
                                              and President, INVESCO Funds Group, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Sheri S. Morris -- 1964        2008          Vice President, Treasurer and Principal Financial Officer, The     N/A
 Vice President, Treasurer                    AIM Family of Funds--Registered Trademark--; and Assistant Vice
 and Principal Financial                      President, Invesco Aim Advisors, Inc., Invesco Aim Capital
 Officer                                      Management, Inc. and Invesco Aim Private Asset Management, Inc.

                                              Formerly: Assistant Vice President and Assistant Treasurer, The
                                              AIM Family of Funds--Registered Trademark--

--------------------------------------------------------------------------------------------------------------------------------

 Lance A. Rejsek -- 1967        2005          Anti-Money Laundering Compliance Officer, Invesco Aim Advisors,    N/A
 Anti-Money Laundering                        Inc., Invesco Aim Capital Management, Inc., Invesco Aim
 Compliance Officer                           Distributors, Inc., Invesco Aim Investment Services, Inc.,
                                              Invesco Aim Private Asset Management, Inc. and The AIM Family of
                                              Funds--Registered Trademark--

                                              Formerly: Anti-Money Laundering Compliance Officer, Fund
                                              Management Company; and Manager of the Fraud Prevention
                                              Department, Invesco Aim Investment Services, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Todd L. Spillane -- 1958       2006          Senior Vice President, Invesco Aim Management Group, Inc.; Senior  N/A
 Chief Compliance Officer                     Vice President and Chief Compliance Officer, Invesco Aim
                                              Advisors, Inc. and Invesco Aim Capital Management, Inc.; Chief
                                              Compliance Officer, The AIM Family of Funds--Registered
                                              Trademark--, Invesco Global Asset Management (N.A.), Inc.
                                              (registered investment advisor), Invesco Institutional (N.A.),
                                              Inc., (registered investment advisor), INVESCO Private Capital
                                              Investments, Inc. (holding company), Invesco Private Capital,
                                              Inc. (registered investment advisor) and Invesco Senior Secured
                                              Management, Inc. (registered investment advisor); and Vice
                                              President, Invesco Aim Distributors, Inc. and Invesco Aim
                                              Investment Services, Inc.

                                              Formerly: Vice President, Invesco Aim Capital Management, Inc.
                                              and Fund Management Company; and Global Head of Product
                                              Development, AIG-Global Investment Group, Inc.

--------------------------------------------------------------------------------------------------------------------------------



The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

Please refer to the fund's prospectus for information on the fund's sub-advisors.



OFFICE OF THE FUND        INVESTMENT ADVISOR         DISTRIBUTOR                AUDITORS
11 Greenway Plaza         Invesco Aim Advisors,      Invesco Aim Distributors,  PricewaterhouseCoopers
Suite 100                 Inc.                       Inc.                       LLP
Houston, TX 77046-1173    11 Greenway Plaza          11 Greenway Plaza          1201 Louisiana Street
                          Suite 100                  Suite 100                  Suite 2900
                          Houston, TX 77046-1173     Houston, TX 77046-1173     Houston, TX 77002-5678


COUNSEL TO THE FUND       COUNSEL TO THE             TRANSFER AGENT             CUSTODIAN
Stradley Ronon Stevens    INDEPENDENT TRUSTEES       Invesco Aim Investment     The Bank of New York
& Young, LLP              Kramer, Levin, Naftalis &  Services, Inc.             2 Hanson Place
2600 One Commerce Square  Frankel LLP                P.O. Box 4739              Brooklyn, NY 11217-1431
Philadelphia, PA 19103    1177 Avenue of the         Houston, TX 77210-4739
                          Americas
                          New York, NY 10036-2714




38        AIM TREASURER'S SERIES TRUST

====================================================================================================================================
EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via email. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an email notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                      HOW DO I SIGN UP?

Register for eDelivery to:                                        It's easy. Just follow these simple steps:

-   save your Fund the cost of printing and postage.              1.  Log in to your account.

-   reduce the amount of paper you receive.                       2.  Click on the "Service Center" tab.

-   gain access to your documents faster by not waiting for the   3.  Select "Register for eDelivery" and complete the consent
    mail.                                                             process.

-   view your documents online anytime at your convenience.

- save the documents to your personal computer or print them out for your records.

This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05460 and 033-19862.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after January 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly
Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco
Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim
Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for
the products and services represented by Invesco Aim; they each provide investment advisory services to           [INVESCO AIM LOGO]
individual and institutional clients and do not sell securities. Invesco Institutional (N.A.), Inc., Invesco       - SERVICE MARK -
Senior Secured Management, Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Trimark Ltd., Invesco
Asset Management (Japan) Ltd., Invesco Hong Kong Ltd., Invesco Australia Limited, Invesco Asset Management
Limited and Invesco Asset Management Deutschland GmbH are affiliated investment advisors that serve as subadvisors to many of the products and services represented by Invesco Aim. Invesco Aim Distributors, Inc. is
the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

invescoaim.com   I-TST-AR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]               INSTITUTIONAL CLASS
 - SERVICE MARK -                AIM TREASURER'S SERIES TRUST (ATST)
                                 Premier Portfolio
                                 Premier U.S. Government Money Portfolio
                                 Premier Tax-Exempt Portfolio

                                 Annual Report to Shareholders o August 31, 2008

                               [MOUNTAIN GRAPHIC]

2    Letters to Shareholders
4    Fund Data
4    Fund Composition by Maturity
5    Fund Objectives and Strategies
6    Schedules of Investments
18   Financial Statements
21   Notes to Financial Statements
26   Financial Highlights
28   Auditor's Report
29   Fund Expenses
30   Approval of Investment Advisory Agreement
34   Tax Information
35   Results of Proxy
37   Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2008, and is based on total net assets. Unless otherwise stated, all data provided by Invesco Aim.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

                         Dear Fellow Shareholders:

                         It is a pleasure to provide you with this annual report on the performance of the Institutional Class of
                         AIM Treasurer's Series Trust, part of Invesco Aim Cash Management, for the fiscal year ended August 31,
        [KELLEY          2008. Thank you for investing with us.
         PHOTO]
                            Through a combination of short-term cash management vehicles and selective use of a longer maturity
     Karen Dunn Kelley   schedule for enhanced yields, each Fund continued to provide competitive returns and maintain a relatively short maturity structure.

                         MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

                         Weakness in the housing market, sharply higher energy and food prices, a widening credit crunch and slowing consumer spending were among the factors that contributed to general economic weakness for much of the fiscal year. Gross domestic product (GDP), the broadest measure of overall economic activity, expanded at an annualized rate of 4.8% in the third quarter of 2007 before an economic activity, expanded at an annualized rate of 4.8% in the third quarter of 2007 before contracting at an annualized rate of 0.2% in the fourth quarter.(1) GDP grew at annualized rates of 0.9% and 2.8% in the first and second quarters of 2008, respectively.(1)

   The U.S. Federal Reserve (the Fed) moved aggressively throughout the fiscal year to attempt to stimulate economic growth and enhance liquidity. In seven separate actions, the central bank lowered short-term interest rate targets from 5.25% to 2.00%.(2)
Decreases in the federal funds target rate are reflected fairly rapidly in the yields of money market funds and other fixed income funds that invest primarily in short-term securities.

   Beginning in March 2008, the Fed expanded its lending authority and increased liquidity to ensure the smooth functioning of the financial markets. The central bank extended a line of credit to JPMorgan Chase to buy troubled investment bank Bear Stearns, and it created a new program to provide loans directly to large investment banks.

   After the close of the fiscal year, market volatility increased significantly. To put some context around the recent financial events: The markets have shown serious strain for more than a year, largely as a result of years of lax credit practices associated with the housing boom. Mortgage loans of questionable quality were often bundled into hard-to-understand securities and sold to various financial institutions. The complexity and obscure structure of these securities hid an Achilles heel of our financial system, creating a liquidity crisis of historic severity.

   The expansion of this liquidity crisis threatened to undermine the entire financial system, and it required government intervention to help restore confidence. Among the programs created for this purpose were the ABCP Money Market Mutual Fund
Liquidity Facility, the Temporary Guarantee Program for Money Market Funds and the Commercial Paper Funding Facility. Also, in early
October, the Fed - in concert with five other central banks - cut short-term interest rate targets by a half a point to restore confidence in the markets, encourage banks to lend and help ease the effects of the global financial crisis.(2)

   In our ongoing effort to communicate timely and relevant information to our clients, we continue to emphasize that safety is of paramount importance to the investment process for all of Invesco Aim's money market funds. Our conservative investment philosophy, which has been in place for more than 27 years, will always focus on our commitment to provide safety, liquidity and yield - in that order - to our money market fund investors.

   None of our U.S. money market portfolios has any exposure to troubled firms such as Lehman Brothers Holdings, or any of its subsidiaries; American International Group; or Washington Mutual. In fact, during the recent period of market turbulence, Invesco
Aim's money market funds held no securities that were downgraded by the credit agencies.

   Because money market funds invest in short-term securities, the yield you earned on your investment in the Fund declined during the fiscal year. The fiscal year began with three-month Treasuries yielding 4.09% and 30-year Treasuries yielding 4.83%.(3) By
August 31, 2008, both short- and long-term Treasuries had declined, with three-month Treasuries yielding just 1.71% and 30-year
Treasuries yielding 4.41%.(3) This decline was due primarily to the Fed's efforts to stimulate the economy by cutting short-term interest rate targets.

WELCOME TO INVESCO AIM

On March 31, 2008, AIM Investments became Invesco Aim, combining Invesco's worldwide resources and AIM'S 30-year tradition of delivering quality investment products to the U.S. marketplace.

   Invesco is one of the world's largest and most diversified global investment managers with $450 billion in assets under management as of August 31, 2008, and 5,300 employees in 13 investment centers worldwide serving clients in 100 countries. To learn more, visit our website, invescoaim.com.

   Invesco Aim is dedicated to helping our clients achieve their short-term cash management needs. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash
Management representatives at 800 659 1005.

Sincerely,


/S/ KAREN DUNN KELLEY

Karen Dunn Kelley
CEO, Invesco Worldwide Fixed Income

October 20, 2008

(1) Bureau of Economic Analysis;

(2) U.S. Federal Reserve;

(3) Lehman Brothers Inc.

The views and opinions expressed in this letter are those of Invesco Aim Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Aim Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


2   AIM TREASURER'S SERIES TRUST

                         Dear Fellow Shareholders:

                         As I write this letter, recent market turbulence has again reminded investors that cyclically and the correction of excess can be painful, at least in the short-term. Your Board of Trustees believes in the
        [CROCKETT        wisdom of a long-term perspective and consistent investment discipline. We continue to put your interests
          PHOTO]         first in the effort to improve investment performance, contain shareholder costs and uphold the highest ethical standards.
     Bruce Crockett
                            At its June meeting, your Board reviewed and renewed for another year the investment advisory contracts between the AIM Funds and Invesco Aim Advisors, Inc. Again this year, the decision was the culmination of a year-long process during which your Board, working in Sub-Committees, conducted a review of the performance, fees and expenses of each AIM Fund both in absolute terms and relative to industry averages.
                         For the contract renewal discussion, the independent Trustees met and voted separately, receiving independent advice from independent legal counsel and met and voted separately, receiving independent advice from independent legal counsel and assistance from the independent Senior Officer, who reports directly to the independent
Trustees. This review is one of the most important ways your Board exercises its fiduciary responsibility, and we invest considerable time and diligence in making sure these agreements represent your best interests. You can find details on the results of both the 2007 and 2008 investment advisory and sub-advisory agreement renewal process at invescoaim.com. Go to "Products &
Performance" and click on "Investment Advisory Agreement Renewals."

   We remain enthusiastic about the global reach and investment expertise that Invesco, a leading independent global investment management company, brings to the management of AIM Funds as the parent company of the advisers. The diverse investment strategies deployed throughout the worldwide network of Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly website
(invescoaim.com); a new mountain logo using a Himalayan peak to symbolize stability, endurance, strength and longevity; and a new ad campaign. Emphasizing Invesco Aim's focus and investment quality, the ads will appear in financial publications such as Barron's and
Investment News through the end of 2008.

   As always, you are welcome to email your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you.

Sincerely,


/s/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

October 20, 2008


3   AIM TREASURER'S SERIES TRUST

FUND DATA

====================================================================================================================================
INSTITUTIONAL CLASS DATA AS OF 8/31/08

FUND                                                           YIELDS                   WEIGHTED AVERAGE MATURITY   TOTAL NET ASSETS
                                                          7-DAY SEC YIELDS
                                                            HAD FEES NOT
                                                         BEEN WAIVED AND/OR              RANGE DURING   AT FISCAL
                                               7-DAY        EXPENSES NOT      MONTHLY       FISCAL         YEAR
                                            SEC YIELDS     BEEN REIMBURSED     YIELDS        YEAR          END

Premier                                        2.54%            2.46%          2.53%     23 - 53 days    37 days     $  4.5 billion
Premier
U.S. Government Money                          2.24             2.16           2.14       6 - 55 days    28 days      450.4 million
Premier Tax-Exempt                             1.66              N/A           1.69       9 - 31 days    17 days      262.0 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher.
Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Had the advisor not waived fees and/or reimbursed expenses for Premier and Premier U.S. Government Money, performance would have been lower. Monthly yields represent annualized results for the month, net of fees and expenses, and exclude any realized capital gains or losses.

====================================================================================================================================

FUND COMPOSITION BY MATURITY

=======================================================================
IN DAYS, AS OF 8/31/08

                                           PREMIER           PREMIER
                        PREMIER        U.S. GOVERNMENT      TAX-EXEMPT
                     PORTFOLIO(1,2)   MONEY PORTFOLIO(3)   PORTFOLIO(4)

1-7                       30.3%              70.9%             90.6%
8-30                      20.5                5.2               0.5
31-90                     40.0               13.4               4.6
91-180                     9.2                5.3               2.5
181+                       0.0                5.2               1.8
=======================================================================

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940.

(1) The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend with holding or confiscatory taxes, currency blockage and/or transfer restrictions.

(2) The Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, and the
    Fund's performance will depend to a great extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the U.S. and abroad.

(3) The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the U.S. government. The U.S. government may choose not to provide financial support to U.S.
    government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S.
    government.

(4) The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initatives as well as the economics of the regions in which the issuers in which the Fund invests are located.


4     AIM TREASURER'S SERIES TRUST

FUND OBJECTIVES AND STRATEGIES

PREMIER PORTFOLIO                                                 PREMIER TAX-EXEMPT PORTFOLIO

Premier Portfolio seeks to provide a high level of current        Premier Tax-Exempt Portfolio seeks to provide a high
income, consistent with the preservation of capital and           level of current income, consistent with the preservation of
maintenance of liquidity.                                         capital and maintenance of liquidity.

     The Fund invests in short-term money market instruments           The Fund invests in high quality, short-term municipal
that blend top-tier, high quality U.S. dollar-denominated         obligations, seeking to provide income exempt from federal
obligations, which include commercial paper, certificates of      taxation. The Fund structure is driven to some extent by the
deposit, master and promissory notes, municipal securities and    supply and availability of municipal securities. Liquidity is
repurchase agreements.                                            managed with daily and weekly variable rate demand notes.

     The Fund continues to hold the highest credit quality rating (Aaa) given by Moody's, a widely known credit rating agency. Fund ratings are subject to change and are based on several factors, including an analysis of a fund's overall credit quality, market price exposure and management.

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

Premier U.S. Government Money Portfolio seeks to provide a high level of current income, consistent with the preservation of capital and maintenance of liquidity.

     The Fund invests primarily in debt securities issued or guaranteed by the U.S. government or its agencies and securities such as repurchase agreements and variable rate or floating rate debt obligations. Securities purchased by the Fund have maturities of 397 days or less.

     The Fund continues to hold the highest credit quality rating (Aaa) given by Moody's, a widely known credit rating agency. Fund ratings are subject to change and are based on several factors, including an analysis of a fund's overall credit quality, market price exposure and management.

====================================================================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.
====================================================================================================================================

====================================================================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
====================================================================================================================================

====================================================================================================================================
INVESCO AIM CASH MANAGEMENT IS A BRAND NAME ENCOMPASSING PRODUCTS AND SERVICES PROVIDED BY ONE OR MORE SUBSIDIARIES OF INVESCO LTD.
====================================================================================================================================


5     AIM TREASURER'S SERIES TRUST

SCHEDULE OF INVESTMENTS

August 31, 2008

PREMIER PORTFOLIO



                                                                               PRINCIPAL
                                                      INTEREST    MATURITY      AMOUNT
                                                        RATE        DATE         (000)           VALUE
----------------------------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT-35.06%

  Abbey National North America LLC                      2.97%     10/28/08   $     50,000   $   50,000,780
----------------------------------------------------------------------------------------------------------
  Abbey National Treasury Services PLC(a)               2.73%     10/02/08         50,000       50,009,402
----------------------------------------------------------------------------------------------------------
  Allied Irish Banks, PLC                               2.65%     09/11/08         25,000       25,000,000
----------------------------------------------------------------------------------------------------------
  Allied Irish Banks, PLC                               3.08%     10/20/08         50,000       50,000,000
----------------------------------------------------------------------------------------------------------
  Australia and New Zealand Banking Group Ltd.          2.82%     09/05/08         50,000       50,000,902
----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                 2.69%     10/09/08         40,000       40,000,000
----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                 2.84%     12/08/08         50,000       50,001,348
----------------------------------------------------------------------------------------------------------
  Banco Santander, S.A.                                 2.65%     09/17/08         40,000       40,000,000
----------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia                                   2.69%     11/28/08         25,000       25,000,000
----------------------------------------------------------------------------------------------------------
  Bank of Scotland PLC                                  2.66%     09/02/08         50,000       50,000,014
----------------------------------------------------------------------------------------------------------
  Bank of Scotland PLC                                  2.74%     10/09/08         25,000       25,000,000
----------------------------------------------------------------------------------------------------------
  Bank of Scotland PLC (United Kingdom)(b)              2.81%     11/10/08         50,000       50,000,965
----------------------------------------------------------------------------------------------------------
  Barclays Bank PLC                                     2.80%     10/27/08         50,000       50,000,000
----------------------------------------------------------------------------------------------------------
  CALYON S.A.                                           2.72%     10/14/08         25,000       25,000,000
----------------------------------------------------------------------------------------------------------
  CALYON S.A.                                           2.85%     10/21/08         25,000       25,000,342
----------------------------------------------------------------------------------------------------------
  Dexia Bank S.A.                                       2.82%     10/14/08         50,000       50,000,593
----------------------------------------------------------------------------------------------------------
  Deutsche Bank A.G.                                    2.70%     11/04/08         50,000       50,000,000
----------------------------------------------------------------------------------------------------------
  HSBC Bank U.S.A. N.A.                                 2.83%     11/17/08         40,000       40,000,847
----------------------------------------------------------------------------------------------------------
  KBC Bank N.V.(b)                                      2.73%     09/15/08         50,000       50,000,193
----------------------------------------------------------------------------------------------------------
  Lloyds TSB Bank PLC                                   2.42%     09/12/08         50,000       50,000,152
----------------------------------------------------------------------------------------------------------
  Mitsubishi UFJ Trust & Banking Corp.                  2.92%     12/11/08         50,000       50,000,000
----------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)      2.88%     12/08/08         50,000       50,001,348
----------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)      2.82%     12/31/08         25,000       25,000,832
----------------------------------------------------------------------------------------------------------
  Nordea Bank A.B.                                      2.64%     10/14/08         50,000       50,000,000
----------------------------------------------------------------------------------------------------------
  Nordea Bank A.B.(a)                                   2.43%     12/01/08         38,100       38,078,079
----------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                  2.85%     09/08/08         50,000       50,000,000
----------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(a)                         2.86%     12/15/08         50,000       50,003,425
----------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC                            2.79%     11/13/08         50,000       50,001,007
----------------------------------------------------------------------------------------------------------
  Societe Generale                                      2.78%     09/04/08         50,000       50,000,000
----------------------------------------------------------------------------------------------------------
  Societe Generale                                      2.80%     09/04/08         25,000       25,000,000
----------------------------------------------------------------------------------------------------------
  Societe Generale(a)                                   2.87%     02/24/09         50,000       50,000,000
----------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B.                            2.61%     10/01/08         25,000       24,998,549
----------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B.                            2.66%     10/09/08         40,000       40,000,416
----------------------------------------------------------------------------------------------------------
  UniCredito Italiano S.p.A                             2.70%     09/11/08         50,000       50,000,137
----------------------------------------------------------------------------------------------------------
  UniCredito Italiano S.p.A                             2.73%     10/01/08         25,000       25,000,205
----------------------------------------------------------------------------------------------------------
  UniCredito Italiano S.p.A                             3.00%     12/18/08         50,000       50,000,000
----------------------------------------------------------------------------------------------------------
  Wachovia Bank, N.A.                                   2.91%     10/30/08         50,000       50,000,000
----------------------------------------------------------------------------------------------------------
  Westpac Banking Corp.                                 2.69%     09/12/08         50,000       50,000,151
==========================================================================================================
     Total Certificates of Deposit (Cost
       $1,623,099,687)                                                                       1,623,099,687
==========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM TREASURER'S SERIES TRUST

                                                                               PRINCIPAL
                                                      INTEREST    MATURITY      AMOUNT
                                                        RATE        DATE         (000)           VALUE
----------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-34.95%(C)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-6.57%(d)

  Amstel Funding Corp.(b)                               2.85%     09/26/08   $     55,000   $   54,891,146
----------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)                               3.06%     10/22/08         30,000       29,869,950
----------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)                               2.95%     11/05/08         45,298       45,056,725
----------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)                               2.98%     11/12/08         35,000       34,791,400
----------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)                               2.95%     11/14/08         30,000       29,818,083
----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)                         2.80%     10/08/08         60,000       59,827,333
----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)                         2.76%     10/23/08         50,000       49,800,667
==========================================================================================================
                                                                                               304,055,304
==========================================================================================================


ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-1.83%(D)

  Old Line Funding, LLC                                 2.77%     10/08/08         50,000       49,857,653
----------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC                                 2.77%     11/19/08         35,000       34,787,248
==========================================================================================================
                                                                                                84,644,901
==========================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-4.89%(D)

  Concord Minutemen Capital Co., LLC-Series A,
  (Multi CEP's-Liberty Hampshire Co., LLL; agent)       3.00%     09/08/08         25,000       24,985,417
----------------------------------------------------------------------------------------------------------
  Concord Minutemen Capital Co., LLC-Series A,
  (Multi CEP's-Liberty Hampshire Co., LLL; agent)       2.85%     11/14/08         50,000       49,707,083
----------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
  CEP's-Liberty Hampshire Co., LLL; agent)              2.93%     12/05/08         35,000       34,729,382
----------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
  Liberty Hampshire Co., LLC; agent)                    3.00%     09/08/08         25,000       24,985,417
----------------------------------------------------------------------------------------------------------
  LMA Americas LLC (CEP-Credit Agricole S.A.)(b)        2.57%     09/05/08         50,000       49,985,722
----------------------------------------------------------------------------------------------------------
  LMA Americas LLC (CEP-Credit Agricole S.A.)(b)        2.58%     09/23/08         42,000       41,933,780
==========================================================================================================
                                                                                               226,326,801
==========================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-4.29%(D)

  Mont Blanc Capital Corp.(b)                           2.87%     09/09/08         25,000       24,984,056
----------------------------------------------------------------------------------------------------------
  Ranger Funding Co., LLC                               2.60%     09/09/08         54,000       53,968,800
----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.                           2.65%     09/23/08         25,000       24,959,514
----------------------------------------------------------------------------------------------------------
  Victory Receivables Corp.(b)                          2.87%     09/19/08         45,000       44,935,425
----------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.                                2.76%     11/14/08         50,000       49,716,333
==========================================================================================================
                                                                                               198,564,128
==========================================================================================================


ASSET-BACKED SECURITIES-SECURITIES-7.66%(D)

  Aspen Funding Corp.                                   2.83%     10/22/08         50,000       49,799,542
----------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)                          2.70%     09/08/08         50,000       49,973,750
----------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)                          2.75%     09/15/08         36,000       35,961,500
----------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)                          2.77%     10/15/08         50,000       49,831,028
----------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)                          2.86%     10/15/08         50,000       49,825,222
----------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)                          2.89%     11/10/08         40,000       39,775,611
----------------------------------------------------------------------------------------------------------
  Newport Funding Corp.                                 2.80%     09/26/08         50,000       49,902,778
----------------------------------------------------------------------------------------------------------
  Newport Funding Corp.                                 2.90%     12/17/08         30,000       29,741,416
==========================================================================================================
                                                                                               354,810,847
==========================================================================================================


CONSUMER FINANCE-1.07%

  HSBC Finance Corp.                                    2.73%     11/12/08         50,000       49,727,000
==========================================================================================================


DIVERSIFIED BANKS-3.58%

  Bank of America Corp.                                 2.74%     09/12/08         40,000       39,966,511
----------------------------------------------------------------------------------------------------------
  Dexia Delaware, LLC(b)                                2.63%     10/10/08         50,000       49,857,271
----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM TREASURER'S SERIES TRUST

                                                                               PRINCIPAL
                                                      INTEREST    MATURITY      AMOUNT
                                                        RATE        DATE         (000)           VALUE
----------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

  Rabobank USA Financial Corp.(b)                       2.64%     10/24/08   $     46,165   $   45,985,572
----------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)               2.77%     11/06/08         30,000       29,847,650
==========================================================================================================
                                                                                               165,657,004
==========================================================================================================


LIFE & HEALTH INSURANCE-2.36%(D)

  Metlife Short Term Funding LLC                        2.91%     12/01/08         50,000       49,632,208
----------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding LLC                        3.01%     12/31/08         60,000       59,392,984
==========================================================================================================
                                                                                               109,025,192
==========================================================================================================


REGIONAL BANKS-2.70%

  ANZ National (International) Ltd.(b)(d)               2.68%     10/14/08         50,000       49,839,945
----------------------------------------------------------------------------------------------------------
  HSBC USA Inc.                                         2.57%     09/03/08         50,000       49,992,861
----------------------------------------------------------------------------------------------------------
  KBC Financial Products International Ltd.(b)(d)       2.73%     10/02/08         25,000       24,941,229
==========================================================================================================
                                                                                               124,774,035
==========================================================================================================
     Total Commercial Paper (Cost $1,617,585,212)                                            1,617,585,212
==========================================================================================================



MEDIUM-TERM NOTES-5.08%(A)

  Bank of America Corp. Floating Rate MTN               2.92%     03/24/09         50,000       49,994,821
----------------------------------------------------------------------------------------------------------
  Metropolitan Life Global Funding I Floating Rate
  MTN(d)                                                2.57%     09/12/08         10,000       10,000,000
----------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. Floating Rate
  MTN(b)(d)                                             2.79%     10/01/08         35,000       35,004,605
----------------------------------------------------------------------------------------------------------
  Procter & Gamble International Funding S.C.A
  Floating Rate MTN(b)(d)                               2.88%     02/19/09         25,000       25,000,000
----------------------------------------------------------------------------------------------------------
  Rabobank Nederland Floating Rate MTN(b)               2.81%     01/15/09         40,000       40,001,176
----------------------------------------------------------------------------------------------------------
  Westpac Banking Corp. Floating Rate MTN(b)(d)         2.45%     09/05/08         25,000       25,000,000
----------------------------------------------------------------------------------------------------------
  Westpac Banking Corp. Floating Rate MTN(b)(d)         2.95%     02/06/09         50,000       49,991,539
==========================================================================================================
     Total Medium-Term Notes (Cost $234,992,141)                                               234,992,141
==========================================================================================================



MASTER NOTE AGREEMENTS-3.30%

  Goldman Sachs Credit Partners L.P.(d)(f)              3.20%     01/28/09         75,000       75,000,000
----------------------------------------------------------------------------------------------------------
  Merrill Lynch Mortgage Capital, Inc.(d)(e)(f)         2.43%           --         78,000       78,000,000
==========================================================================================================
     Total Master Note Agreements (Cost
       $153,000,000)                                                                           153,000,000
==========================================================================================================



FUNDING AGREEMENTS-1.73%

  MetLife Insurance Co. of Connecticut (Acquired
  10/12/07; Cost $35,000,000)(a)(d)(g)                  2.87%     10/10/08         35,000       35,000,000
----------------------------------------------------------------------------------------------------------
  Metropolitan Life Insurance Co. Floating Rate
  (Acquired 07/17/06; Cost $45,000,000)(a)(d)(g)        3.05%     02/18/09         45,000       45,000,000
==========================================================================================================
     Total Funding Agreements (Cost $80,000,000)                                                80,000,000
==========================================================================================================



VARIABLE RATE DEMAND NOTES-1.65%(h)

LETTER OF CREDIT ENHANCED-1.65%(I)

  Albuquerque (City of), New Mexico (KTech Corp.);
  Series 2002, Taxable Industrial RB (LOC-Wells
  Fargo Bank, N.A.)                                     2.51%     11/01/22          1,450        1,450,000
----------------------------------------------------------------------------------------------------------
  Capital Markets Access Co. (Cullman Outpatient
  Center); Series 2006 F, (LOC-Wachovia Bank,
  N.A.)                                                 3.02%     08/01/31          2,790        2,790,000
----------------------------------------------------------------------------------------------------------
  Capital Markets Access Co. (Surgery Center of
  Cullman); Series 2006 G, (LOC-Wachovia Bank,
  N.A.)                                                 3.02%     08/01/13          1,640        1,640,000
----------------------------------------------------------------------------------------------------------
  Forward Corp.; Series 2005, Adjustable Rate
  Taxable Securities (LOC-Fifth Third Bank)             2.95%     12/01/30          3,600        3,600,000
----------------------------------------------------------------------------------------------------------
  Gainesville (City of) & Hall (County of),
     Georgia Development Authority (Fieldale Farms
     Corp.); Series 2006, Taxable IDR
     (LOC-Wachovia Bank, N.A.)                          2.72%     03/01/21         10,000       10,000,000
----------------------------------------------------------------------------------------------------------
  Germain Properties of Columbus Inc., Germain
     Real Estate Co. LLC and Germain Motor Co.;
     Series 2001, Floating Rate Notes
     (LOC-JPMorgan Chase Bank, N.A.)                    2.67%     03/01/31          2,414        2,414,000
----------------------------------------------------------------------------------------------------------
  GMS Associates III Series 1995, RB (LOC-Bank of
  America, N.A.)                                        2.77%     11/01/25          4,858        4,858,000
----------------------------------------------------------------------------------------------------------
  Habasit Holding America Inc.; Series 2006, RB
  (LOC-Bank of America, N.A.)                           2.65%     03/01/16          3,860        3,860,000
----------------------------------------------------------------------------------------------------------
  Montgomery (City of), Alabama (Riverfront
  Stadium); Series 2003 B, Taxable Revenue Wts.
  (LOC-Wachovia Bank, N.A.)                             2.57%     11/01/23          5,000        5,000,000
----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM TREASURER'S SERIES TRUST

                                                                               PRINCIPAL
                                                      INTEREST    MATURITY      AMOUNT
                                                        RATE        DATE         (000)           VALUE
----------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Northwest University; Series 2007, Taxable RB
  (LOC-Bank of America, N.A.)                           2.57%     09/01/18   $      5,320   $    5,320,000
----------------------------------------------------------------------------------------------------------
  Port Blakely Communities, Inc., Washington;
  Series 2001 C, Taxable RB (LOC-Bank of America,
  N.A.)                                                 3.00%     02/15/21          6,275        6,275,000
----------------------------------------------------------------------------------------------------------
  Saint Jean Industries, Inc.; Series 2006,
  (LOC-General Electric Capital Corp.)(d)               2.75%     10/01/21         11,640       11,640,000
----------------------------------------------------------------------------------------------------------
  Southeastern California Conference of Seventh
     Day Adventists; Series 2008, Taxable RB
     (LOC-Bank of America, N.A.)                        2.65%     06/01/25         10,125       10,125,000
----------------------------------------------------------------------------------------------------------
  Valdosta-(City of) Lowndes (County of), Georgia
     Industrial Authority (Martin's Famous Pastry
     Shoppe, Inc.); Series 2007 B, Incremental RB
     (LOC-Wachovia Bank, N.A.)                          2.72%     06/01/28          7,600        7,600,000
==========================================================================================================
     Total Variable Rate Demand Notes (Cost
       $76,572,000)                                                                             76,572,000
==========================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-81.77% (Cost $3,785,249,040)                                                   3,785,249,040
==========================================================================================================


                                                                             REPURCHASE
                                                                               AMOUNT

REPURCHASE AGREEMENTS-18.14%(J)

  Barclays Capital Inc., Joint agreement dated
     08/29/08, aggregate maturing value
     $1,250,297,222 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,275,000,001; 5.00%-6.00%,
     12/01/18-05/01/38)                                 2.14%     09/02/08    179,579,631      179,536,941
----------------------------------------------------------------------------------------------------------
  BNP Paribas, Joint agreement dated 08/29/08,
     aggregate maturing value $900,232,500
     (collateralized by U.S. Government sponsored
     agency and Corporate obligations valued at
     $932,673,059; 0%-24.77%, 09/15/09-
     01/25/47)(b)                                       2.33%     09/02/08    220,056,833      220,000,000
----------------------------------------------------------------------------------------------------------
  Citigroup Global Markets Inc., Joint agreement
     dated 08/29/08, aggregate maturing value
     $750,192,083 (collateralized by Corporate
     obligations valued at $787,500,000; 0%-
     27.68%, 01/15/10-11/20/57)                         2.31%     09/02/08    220,058,344      220,000,000
----------------------------------------------------------------------------------------------------------
  Fortis Securities N.V./S.A., Joint agreement
     dated 08/29/08, aggregate maturing value
     $500,127,500 (collateralized by U.S.
     Government sponsored agency and Corporate
     obligations valued at $524,361,560; 0%-6.00%,
     03/25/35-03/25/38)(b)                              2.30%     09/02/08    220,056,100      220,000,000
----------------------------------------------------------------------------------------------------------
  Total Repurchase Agreements (Cost $839,536,941)                                              839,536,941
==========================================================================================================
TOTAL INVESTMENTS(k)(l)-99.91% (Cost
  $4,624,785,981)                                                                            4,624,785,981
==========================================================================================================
OTHER ASSETS LESS LIABILITIES-0.09%                                                              3,982,813
==========================================================================================================
NET ASSETS-100.00%                                                                          $4,628,768,794
__________________________________________________________________________________________________________
==========================================================================================================



Investment Abbreviations:

CEP   - Credit Enhancement Provider
IDR   - Industrial Development Revenue Bonds
LOC   - Letter of Credit
MTN   - Medium-Term Notes
RB    - Revenue Bonds
VRD   - Variable Rate Demand
Wts.  - Warrants


Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(b) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 9.0%; France: 8.5%; United Kingdom: 7.6%; Belgium:
      5.3%; other countries less than 5%: 5.0% each.
(c) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2008 was $1,741,844,491, which represented 37.63% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid at August 31, 2008.
(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(g) Security considered to be illiquid at August 31, 2008. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at August 31, 2008 was $80,000,000, which represented 1.73% of the Fund's Net Assets.
(h) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(i) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)   Principal amount equals value at period end. See Note 1K.
(k)   Also represents cost for federal income tax purposes.
(l) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. Entities may not be primarily responsible for the issuer's obligation but may be called upon to satisfy issuer's obligations. No concentration of any single entity was greater than 5%.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM TREASURER'S SERIES TRUST

SCHEDULE OF INVESTMENTS

August 31, 2008

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO



                                                                 PRINCIPAL
                                                                   AMOUNT
                                                     MATURITY      (000)          VALUE
------------------------------------------------------------------------------------------
U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-87.76%

FEDERAL FARM CREDIT BANK (FFCB)-5.63%

Floating Rate Bonds(a)
  2.04%                                              03/17/09   $     2,000   $  2,000,000
------------------------------------------------------------------------------------------
  2.49%                                              12/21/09        25,000     25,000,000
==========================================================================================
                                                                                27,000,000
==========================================================================================


FEDERAL HOME LOAN BANK (FHLB)-50.73%

Unsec. Bonds
  2.60%                                              02/06/09         3,650      3,648,579
------------------------------------------------------------------------------------------
  3.50%                                              02/13/09         2,030      2,040,796
------------------------------------------------------------------------------------------
  2.90%                                              02/27/09        10,000     10,000,000
------------------------------------------------------------------------------------------
  2.85%                                              03/04/09         5,000      5,000,000
------------------------------------------------------------------------------------------
  2.38%                                              03/10/09        10,000     10,008,022
------------------------------------------------------------------------------------------
Unsec. Disc. Notes(b)
  2.05%                                              10/03/08         5,000      4,990,889
------------------------------------------------------------------------------------------
  1.90%                                              10/27/08        10,000      9,970,444
------------------------------------------------------------------------------------------
  2.54%                                              11/19/08        25,000     24,860,653
------------------------------------------------------------------------------------------
Unsec. Floating Rate Bonds(a)
  2.12%                                              10/02/08        25,000     24,993,534
------------------------------------------------------------------------------------------
  2.19%                                              12/12/08         5,000      5,000,000
------------------------------------------------------------------------------------------
  2.49%                                              01/30/09        50,000     50,000,000
------------------------------------------------------------------------------------------
  2.37%                                              02/17/09         5,000      5,000,000
------------------------------------------------------------------------------------------
  2.17%                                              02/19/09         5,000      5,000,000
------------------------------------------------------------------------------------------
  2.20%                                              03/20/09        10,000     10,000,000
------------------------------------------------------------------------------------------
  2.25%                                              03/27/09        25,000     25,000,000
------------------------------------------------------------------------------------------
  2.61%                                              05/27/09         3,000      3,000,761
------------------------------------------------------------------------------------------
  2.38%                                              12/23/09        30,000     29,952,278
------------------------------------------------------------------------------------------
  2.39%                                              12/28/09        15,000     14,994,241
==========================================================================================
                                                                               243,460,197
==========================================================================================


FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-24.50%

Series M006, Class A
  Taxable Multi-Family VRD Ctfs.
  2.47%(c)                                           10/15/45        29,667     29,666,891
------------------------------------------------------------------------------------------
Sr. Unsec. Disc. Notes(b)
  2.36%                                              09/15/08         5,000      4,995,411
------------------------------------------------------------------------------------------
  2.11%                                              09/16/08         5,000      4,995,604
------------------------------------------------------------------------------------------
  2.07%                                              10/14/08        10,000      9,975,275
------------------------------------------------------------------------------------------
  2.29%                                              11/10/08         5,000      4,977,736
------------------------------------------------------------------------------------------
Sr. Unsec. Floating Rate Notes(a)
  2.64%                                              09/30/08         3,000      2,999,857
------------------------------------------------------------------------------------------
  2.64%                                              12/26/08        50,000     49,988,948
------------------------------------------------------------------------------------------
Unsec. Floating Rate Notes 2.40%(a)                  10/19/09        10,000      9,999,159
==========================================================================================
                                                                               117,598,881
==========================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-6.90%

Sr. Unsec. Disc. Notes(b)
  2.05%                                              10/31/08         6,430      6,408,031
------------------------------------------------------------------------------------------
  2.60%                                              12/17/08         5,000      4,961,361
------------------------------------------------------------------------------------------
  1.88%                                              01/30/09        10,000      9,921,144
------------------------------------------------------------------------------------------
  2.07%                                              01/30/09         1,843      1,826,998
------------------------------------------------------------------------------------------
Unsec. Floating Rate Notes 2.24%(a)                  10/07/09        10,000      9,996,695
==========================================================================================
                                                                                33,114,229
==========================================================================================
     Total U.S. Government Sponsored Agency Securities (Cost $421,173,307)     421,173,307
==========================================================================================
TOTAL INVESTMENTS (excluding Repurchase Agreements)-87.76% (Cost
  $421,173,307)                                                                421,173,307
==========================================================================================


                                                                 REPURCHASE
                                                                   AMOUNT

REPURCHASE AGREEMENTS-12.20%(d)

Barclays Capital Inc., Joint agreement dated 08/29/08,
  aggregate maturing value $428,818,452 (collateralized by
  U.S. Government sponsored agency obligations valued at
  $437,291,818; 3.50%-5.50%, 06/18/10-12/14/22) 2.13%,
  09/02/08                                                       38,544,061     38,534,941
------------------------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement dated 08/29/08, aggregate maturing value $250,059,167 (collateralized by
  U.S. Government sponsored agency obligations valued at
  $255,000,565; 0%-5.20%, 11/28/08-03/05/19) 2.13%, 09/02/08     20,004,733     20,000,000
==========================================================================================
     Total Repurchase Agreements (Cost $58,534,941)                             58,534,941
==========================================================================================
TOTAL INVESTMENTS(e)-99.96%
  (Cost $479,708,248)                                                          479,708,248
==========================================================================================
OTHER ASSETS LESS LIABILITIES-0.04%                                                176,264
==========================================================================================
NET ASSETS-100.00%                                                            $479,884,512
__________________________________________________________________________________________
==========================================================================================



Investment Abbreviations:


Ctfs.   - Certificates
Disc.   - Discounted
Sr.     - Senior
Unsec.  - Unsecured
VRD     - Variable Rate Demand


Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(d)  Principal amount equals value at period end. See Note 1K.
(e)  Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM TREASURER'S SERIES TRUST

SCHEDULE OF INVESTMENTS

August 31, 2008

PREMIER TAX-EXEMPT PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-99.79%

ALABAMA-1.43%

  Gulf Shores (City of) Medical Clinic Board
     (Colonial Pinnacle MOB, LLC); Series 2007,
     VRD RB (LOC-Regions Bank)(a)(b)                   1.94%     07/01/34     $ 2,800     $  2,800,000
------------------------------------------------------------------------------------------------------
  Oxford (City of); Series 2003, Unlimited Tax VRD
     GO Wts. (LOC-Branch Banking & Trust
     Co.)(a)(b)                                        1.86%     07/01/15       1,285        1,285,000
======================================================================================================
                                                                                             4,085,000
======================================================================================================


ALASKA-2.71%

  Alaska (State of) Industrial Development
     Authority (Providence Medical Office
     Building); Series 1985, VRD IDR (LOC-KBC Bank
     N.V.)(a)(b)(c)                                    1.95%     06/01/10       1,770        1,770,000
------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Alaska (State of) Housing
     Finance Corp.); Series 1999 D, VRD
     RB(a)(d)(e)                                       2.17%     06/01/49       6,000        6,000,000
======================================================================================================
                                                                                             7,770,000
======================================================================================================


ARIZONA-0.52%

  Phoenix (City of) Civic Improvement Corp.;
     Series 2007 A, Water System BAN (LOC-Dexia
     Bank S.A.)(b)(c)                                  1.55%     10/09/08       1,500        1,500,000
======================================================================================================


CALIFORNIA-0.35%

  California (State of) Statewide Communities
     Development Authority (Concord Green
     Apartments); Series 1998 S, MFH VRD RB
     (LOC-Federal Home Loan Bank of San
     Francisco)(a)(b)(f)                               2.15%     06/01/28         500          500,000
------------------------------------------------------------------------------------------------------
  Highland (City of) Redevelopment Agency (Jeffrey
     Court Senior Apartments); Series 1998, MFH
     VRD RB (LOC-Federal Home Loan Bank of San
     Francisco)(a)(b)(f)                               2.15%     03/01/28         500          500,000
======================================================================================================
                                                                                             1,000,000
======================================================================================================


COLORADO-0.55%

  Colorado (State of) Educational & Cultural
     Facilities Authority (Community Wireless of
     Park City, Inc.); Series 2003, Public Radio
     VRD RB (LOC-U.S. Bank, N.A.)(a)(b)                1.85%     12/01/23         600          600,000
------------------------------------------------------------------------------------------------------
  Colorado (State of) Housing and Finance
     Authority (Genesis Innovations, LLC and
     Saddlenotch, LLC); Series 2001, Economic
     Development VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)(f)                                    3.10%     09/01/21         175          175,000
------------------------------------------------------------------------------------------------------
  Concord (Metropolitan District of); Series 2004,
     Ref. & Improvement Unlimited Tax VRD GO
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                3.50%     12/01/29         800          800,000
======================================================================================================
                                                                                             1,575,000
======================================================================================================


CONNECTICUT-1.92%

  Connecticut (Sate of) Health & Educational
     Facilities Authority (The Hospital of Central
     Connecticut); Series 2008 A, VRD RB (LOC-Bank
     of America, N.A.)(a)(b)                           1.84%     07/01/24       5,490        5,490,000
======================================================================================================


FLORIDA-8.50%

  Collier (County of) Industrial Development
     Authority (Ave Maria Utility Co., LLC);
     Series 2005, VRD IDR (LOC-SunTrust
     Bank)(a)(b)(f)                                    2.00%     10/01/35       8,000        8,000,000
------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Health Facilities
     Authority (University of Florida Jacksonville
     Physicians, Inc.); Series 2002, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                 1.90%     06/01/22       8,131        8,131,000
------------------------------------------------------------------------------------------------------
  Jupiter Island (Town of) (South Martin Regional
     Utility); Series 1998, Utility System
     RB(g)(h)                                          5.00%     10/01/08         750          759,065
------------------------------------------------------------------------------------------------------
  Orange (County of) Housing Finance Authority
     (Windsor Pines); Series 2000 E, MFH VRD RB
     (LOC-Bank of America, N.A.)(a)(b)(f)              2.00%     03/01/35       1,200        1,200,000
------------------------------------------------------------------------------------------------------
  Palm Beach (County of) Housing Finance Authority
     (Azalea Place Apartments); Series 1999 A, MFH
     VRD RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)(d)(f)                                   2.00%     12/01/32       1,270        1,270,000
------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM TREASURER'S SERIES TRUST

                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

  Palm Beach (County of) Housing Finance Authority
     (Emerald Bay Club Apartments); Series 2004,
     Ref. MFH VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                       1.90%     06/01/30     $ 5,000     $  5,000,000
======================================================================================================
                                                                                            24,360,065
======================================================================================================


GEORGIA-0.65%

  Atlanta (City of); Series 1999 A, Water &
     Wastewater RB(g)(h)                               5.00%     05/01/09       1,045        1,075,067
------------------------------------------------------------------------------------------------------
  Tallapoosa (City of) Development Authority
     (United States Can Co.); Series 1994, Ref.
     VRD IDR (LOC-Deutsche Bank A.G.)(a)(b)(c)         2.85%     02/01/15         800          800,000
======================================================================================================
                                                                                             1,875,067
======================================================================================================


ILLINOIS-13.00%

  Chicago (City of) (Churchview Supportive Living
     Facility); Series 2003, MFH VRD RB
     (LOC-Harris N.A.)(a)(b)(d)(f)                     2.16%     03/01/33       3,000        3,000,000
------------------------------------------------------------------------------------------------------
  Chicago (City of); Series 1996 B, VRD GO
     (LOC-Harris N.A.)(a)(b)                           1.83%     01/01/14       1,400        1,400,000
------------------------------------------------------------------------------------------------------
  Cook (County of) (Community Consolidated School
     District No. 54 (Schaumburg)); Series 2007,
     Limited Tax GO                                    4.25%     12/01/08         300          301,871
------------------------------------------------------------------------------------------------------
  DeWitt, Piatt, and McLean (Counties of) (Blue
     Ridge Community Unit School District No. 18);
     Series 1999, Unlimited Tax GO(g)(h)               4.60%     12/01/08         860          865,158
------------------------------------------------------------------------------------------------------
  DuPage and Will (Counties of) (Indian Prairie
     Community Unit School District No. 204);
     Series 1998, School Building Unlimited Tax
     GO(g)(h)                                          5.25%     12/30/08         400          403,802
------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Aurora Central Catholic High
     School); Series 1994, VRD RB (LOC-Allied
     Irish Banks PLC)(a)(b)(c)                         2.09%     04/01/24       1,000        1,000,000
------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (F.C. Harris Pavilion Apartments);
     Series 1994, Residential Rental VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(a)(f)      1.98%     04/01/24       2,500        2,500,000
------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (James Jordan Boys & Girls Club and
     Family Life Center); Series 1995, VRD RB
     (LOC-JPMorgan Chase Bank, N.A., Bank of
     America N.A.)(a)(b)(d)                            2.00%     08/01/30       2,700        2,700,000
------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Providence-St. Mel School); Series
     2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       2.00%     06/01/37       1,500        1,500,000
------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Teachers Academy for Mathematics &
     Science); Series 2001, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                           2.85%     02/01/21       2,255        2,255,000
------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Advocate
     Health Care Network); Series 2008 A-2, RB(a)      1.90%     02/05/09         685          685,000
------------------------------------------------------------------------------------------------------
  Lake (County of) (Countryside Landfill, Inc.);
     Series 1996, VRD Solid Waste Disposal
     Facility RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)(f)                                    2.17%     04/01/21       2,000        2,000,000
------------------------------------------------------------------------------------------------------
  Monmouth (City of) (Monmouth College); Series
     2005, VRD IDR (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                     1.87%     06/01/35       5,940        5,940,000
------------------------------------------------------------------------------------------------------
  South Barrington (Village of); Series 1998,
     Unlimited Tax VRD GO (LOC-Harris N.A.)(a)(b)      2.85%     12/01/27       2,700        2,700,000
------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (University of Illinois);
     Series 2000 S, Auxiliary Facilities VRD
     RB(a)(d)(e)                                       1.92%     04/01/30      10,000       10,000,000
======================================================================================================
                                                                                            37,250,831
======================================================================================================


INDIANA-2.03%

  Burns Harbor (Town of) (Dennen Steel Corp.);
     Series 2003, Economic Development VRD RB
     (LOC-Bank of America, N.A.)(a)(b)(f)              2.50%     12/01/23       1,360        1,360,000
------------------------------------------------------------------------------------------------------
  Greensburg (City of) (Village Community Partners
     II, L.P.); Series 2002 A, MFH VRD RB
     (CEP-Federal Home Loan Bank)(b)(f)                2.10%     09/01/29         615          615,000
------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Youth Opportunity Center, Inc.); Series
     1998, Educational Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             2.85%     01/01/24       1,000        1,000,000
------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Stone Belt Arc, Inc.); Series
     2005, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       2.85%     02/01/25       1,500        1,500,000
------------------------------------------------------------------------------------------------------
  Indiana (State of) Housing Finance Authority
     (Pedcor Investments-Cumberland Crossing
     Apartments Development); Series 1997 M-B, MFH
     VRD RB (LOC-Federal Home Loan Bank of
     Indianapolis)(a)(b)(f)                            2.08%     01/01/29         734          734,000
------------------------------------------------------------------------------------------------------
  Portage (City of) (Pedcor Investments-Port
     Crossing III Apartments); Series 1995 B,
     Economic Development VRD RB (LOC-Federal Home
     Loan Bank of Indianapolis)(a)(b)(f)               2.16%     08/01/30         615          615,000
======================================================================================================
                                                                                             5,824,000
======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM TREASURER'S SERIES TRUST

                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
KANSAS-0.87%

  Olathe (City of) (Jefferson Place Apartments);
     Series 2003 B, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)(f)                   2.01%     01/01/34     $ 2,485     $  2,485,000
======================================================================================================


KENTUCKY-8.94%

  Ewing (City of) (Kentucky Area Development
     Districts Financing Trust); Series 2000,
     Lease Acquisition Program VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                   1.90%     06/01/33       7,123        7,123,000
------------------------------------------------------------------------------------------------------
  Georgetown (City of) (Georgetown College);
     Series 2006, Ref. Industrial Building VRD RB
     (LOC-Fifth Third Bank)(a)(b)                      1.86%     11/15/29       8,000        8,000,000
------------------------------------------------------------------------------------------------------
  Newport (City of) (Kentucky League of Cities
     Funding Trust); Series 2002, Lease Program
     VRD RB (LOC-U.S. Bank, N.A.)(a)(b)                1.86%     04/01/32      10,500       10,500,000
======================================================================================================
                                                                                            25,623,000
======================================================================================================


MAINE-0.85%

  Biddeford (City of) (DK Associates, LLC & Volk
     Packaging Corp.) Series 1997, VRD RB
     (LOC-Comerica Bank)(a)(b)(d)(f)                   2.17%     07/01/17       1,400        1,400,000
------------------------------------------------------------------------------------------------------
  Gorham (Town of) (Pettingill Group, LLC) Series
     2004, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(f)                                    2.25%     04/01/24       1,050        1,050,000
======================================================================================================
                                                                                             2,450,000
======================================================================================================


MARYLAND-2.76%

  Baltimore (County of) (Blue Circle Inc.); Series
     1992, Ref. Economic Development VRD RB
     (LOC-BNP Paribas)(a)(b)(c)                        1.85%     12/01/17       4,900        4,900,000
------------------------------------------------------------------------------------------------------
  Harford (County of); Series 2001, Consolidated
     Public Improvement Unlimited Tax GO               4.20%     01/15/09         300          302,418
------------------------------------------------------------------------------------------------------
  Maryland (State of) Community Development
     Administration (Princess Anne Townhouses);
     Series 2001 E, MFH VRD RB (LOC-Bank of
     America, N.A.)(a)(b)(f)                           2.05%     12/15/33       2,065        2,065,000
------------------------------------------------------------------------------------------------------
  Queen Anne's (County of) (Safeway Inc.); Series
     1994, Ref. Economic Development VRD RB
     (LOC-Deutsche Bank A.G.)(a)(b)(c)                 2.60%     12/01/08         640          640,000
======================================================================================================
                                                                                             7,907,418
======================================================================================================


MASSACHUSETTS-1.30%

  Massachusetts (State of) Development Finance
     Agency (MassDevelopment CP Program 5); Series
     2007, Commercial Paper RN (LOC-TD Banknorth,
     N.A.)(b)(c)                                       1.80%     09/03/08       2,057        2,057,000
------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Lasell College); Series 2008, VRD RB
     (LOC-RBS Citizens, N.A.)(b)                       1.84%     07/01/38       1,665        1,665,000
======================================================================================================
                                                                                             3,722,000
======================================================================================================


MICHIGAN-2.16%

  Michigan (State of) State Building Authority
     (Facilities Program); Series 1999 I, RB(g)        4.63%     10/15/08         445          446,390
------------------------------------------------------------------------------------------------------
  Michigan (State of) Housing Development
     Authority (Berrien Woods III Apartments);
     Series 2000 B, MFH VRD RB (LOC-Federal Home
     Loan Bank of Indianapolis)(a)(b)(f)               2.11%     07/01/32         250          250,000
------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (YMCA of
     Metropolitan Detroit); Series 2001, Limited
     Obligation VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       1.89%     05/01/31         500          500,000
------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Detroit (City of)); Series
     2000 D, Sr. Lien VRD Water Supply System
     RB(a)(d)(e)                                       1.92%     07/01/29       4,995        4,995,000
======================================================================================================
                                                                                             6,191,390
======================================================================================================


MINNESOTA-1.40%

  Minnesota (State of) Rural Water Finance
     Authority; Series 2008, Public Construction
     RN                                                2.75%     06/01/09         800          804,113
------------------------------------------------------------------------------------------------------
  Oakdale (City of) (Cottage Homesteads of Aspen);
     Series 2008, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)(f)                   2.10%     06/01/45         500          500,000
------------------------------------------------------------------------------------------------------
  Winona (City of) Port Authority (Bay State
     Milling Co.); Series 2001A, VRD IDR
     (LOC-Harris Bank N.A.)(a)(b)(f)                   2.10%     06/01/11       2,700        2,700,000
======================================================================================================
                                                                                             4,004,113
======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM TREASURER'S SERIES TRUST

                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
MISSOURI-0.34%

  Missouri (State of) Health & Educational
     Facilities Authority (Missouri Pooled
     Hospital Loan Program-Freeman Health System);
     Series 1999 C, VRD RB (LOC-KBC Bank
     N.V.)(a)(b)(c)                                    1.85%     08/01/29     $   975     $    975,000
======================================================================================================


NEVADA-1.80%

  Nevada (State of) Housing Division (Mesquite
     Bluffs Apartments); Series 1996 B, MUH VRD RB
     (LOC-U.S. Bank N.A.)(a)(b)(f)                     2.00%     05/01/28         555          555,000
------------------------------------------------------------------------------------------------------
  Nevada (State of) Housing Division (Silver Pines
     Apartments); Series 2002 A, MUH VRD RB
     (CEP-Federal National Mortgage
     Association)(b)(f)                                2.00%     10/15/35       4,600        4,600,000
======================================================================================================
                                                                                             5,155,000
======================================================================================================


NORTH CAROLINA-1.09%

  Greensboro (City of); Series 2004, Ref. GO           5.25%     03/01/09         475          483,275
------------------------------------------------------------------------------------------------------
  Johnson (County of) Industrial Facilities &
     Pollution Control Financing Authority (House-
     Autry Mills, Inc.); Series 1999, IDR VRD
     (LOC-Branch Banking & Trust Co.)(a)(b)(d)(f)      2.00%     02/01/18       1,940        1,940,000
------------------------------------------------------------------------------------------------------
  Mecklenburg (County of) Industrial Facilities &
     Pollution Control Financing Authority
     (Stefano Foods, Inc.); Series 1996, IDR VRD
     (LOC-JP Morgan Chase Bank, N.A.)(a)(b)(f)         2.15%     06/01/12         700          700,000
======================================================================================================
                                                                                             3,123,275
======================================================================================================


OHIO-0.62%

  Coshocton (County of) (Coshocton County Memorial
     Hospital); Series 1999, Hospital Facilities
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)      1.92%     03/01/19       1,770        1,770,000
======================================================================================================


OKLAHOMA-4.90%

  Oklahoma (County of) Finance Authority (Oxford
     Oaks, Watersedge and Gardens at Reding
     Apartments); Series 2000, Ref. MFH VRD RB
     (CEP-Federal National Mortgage
     Association)(a)                                   1.90%     07/15/30      10,300       10,300,000
------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Development Finance
     Authority (St. John Health System); Series
     1999, Ref. RB(g)(h)                               5.75%     02/15/09         375          385,021
------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Water Resources Board;
     Series 1995, State Loan Program RB(a)             1.80%     09/02/08         485          485,000
------------------------------------------------------------------------------------------------------
     Series 2003A, State Loan Program RB(a)(g)         1.88%     10/01/36         870          870,000
------------------------------------------------------------------------------------------------------
  Tulsa (County of) Industrial Authority; Series
     2003 A, Capital Improvement RB(a)                 2.00%     11/17/08       2,000        2,000,000
======================================================================================================
                                                                                            14,040,021
======================================================================================================


OREGON-0.22%

  Marion (County of) Housing Authority (Residence
     at Marion Estates); Series 1997, VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)(f)                    2.10%     07/01/27         630          630,000
======================================================================================================


PENNSYLVANIA-1.26%

  Delaware (County of) Industrial Development
     Authority (The Agnes Irwin School); Series
     2003, Educational Facilities VRD RB (LOC-RBS
     Citizens, N.A.)(a)(b)                             1.90%     10/01/33       3,000        3,000,000
------------------------------------------------------------------------------------------------------
  East Stroudsburg (City of) Area School District;
     Series 2003 A, Unlimited Tax GO(g)(h)             4.50%     03/01/09         200          201,994
------------------------------------------------------------------------------------------------------
  New Castle Area School District; Series 2003 B,
     Unlimited Tax GO(g)(h)                            4.75%     03/01/09         400          405,988
======================================================================================================
                                                                                             3,607,982
======================================================================================================


SOUTH CAROLINA-2.32%

  South Carolina (State of) Transportation
     Infrastructure Bank; Series 2003 B-1, Ref.
     VRD RB (LOC-Bank of America, N.A.)(a)(b)          1.80%     10/01/31       6,650        6,650,000
======================================================================================================


TENNESSEE-4.00%

  Shelby (County of) Health, Educational and
     Housing Facility Board (Wynridge II
     Apartments);
     Series 2005, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      1.90%     12/01/30       8,950        8,950,000
------------------------------------------------------------------------------------------------------
     Series 2005, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)(f)                   1.98%     12/01/30       2,500        2,500,000
======================================================================================================
                                                                                            11,450,000
======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        AIM TREASURER'S SERIES TRUST

                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
TEXAS-10.12%

  Bell (County of) Health Facilities Development
     Corp. (Buckner Retirement Services, Inc.
     Obligated Group); Series 1998, RB(g)(h)           5.25%     11/15/08     $   700     $    710,981
------------------------------------------------------------------------------------------------------
  Brazos Harbor Industrial Development Corp.
     (American Rice, Inc.); Series 2007 B, Port
     Facilities VRD IDR (LOC-HSBC Bank,
     N.A.)(a)(b)(c)(f)                                 2.00%     05/01/37       1,500        1,500,000
------------------------------------------------------------------------------------------------------
  Crawford (City of) Education Facilities Corp.
     (Central Houston Parking LLC University
     Parking System); Series 2004 A, Ref. VRD RB
     (LOC-BNP Paribas)(a)(b)(c)                        1.93%     05/01/35       5,000        5,000,000
------------------------------------------------------------------------------------------------------
  Denton (City of) Independent School District;
     Series 1993, Ref. Unlimited Tax GO (CEP-Texas
     Permanent School Fund)                            5.00%     02/15/09         500          506,283
------------------------------------------------------------------------------------------------------
  Garland (City of) Industrial Development
     Authority, Inc. (Carroll Co.); Series 1984,
     VRD IDR (LOC-Wells Fargo Bank, N.A.)(a)(b)(d)     1.98%     12/01/14       3,200        3,200,000
------------------------------------------------------------------------------------------------------
  Harris (County of) Cultural Education Facilities
     Finance Corp. (The Methodist Hospital
     System); Sub Series 2008 C-3, VRD RB(a)           1.60%     11/18/08       1,000        1,000,000
------------------------------------------------------------------------------------------------------
  Harrison (County of) Health Facilities
     Development Corp. (Marshall Regional Medical
     Center); Series 2006, Hospital VRD RB
     (LOC-Regions Bank)(a)(b)                          1.89%     04/01/26       2,072        2,072,000
------------------------------------------------------------------------------------------------------
  Hockley (County of) Industrial Development Corp.
     (AMOCO); Series 1985, VRD PCR(a)(c)               2.00%     11/01/08       1,400        1,400,000
------------------------------------------------------------------------------------------------------
  Houston (City of) Higher Education Finance Corp.
     (Tierwester Oaks & Richfield Manor); Series
     2003 A, Housing VRD RB (LOC-Bank of New
     York)(a)(b)                                       1.93%     03/01/33       4,900        4,900,000
------------------------------------------------------------------------------------------------------
  Mesquite (City of) Industrial Development Corp.
     (Championship Rodeo, L.P.); Series 1995, Ref.
     VRD IDR (LOC-JPMorgan Chase Bank N.A.)(a)(b)      3.85%     12/01/10         630          630,000
------------------------------------------------------------------------------------------------------
  San Antonio (City of); Series 2005 A, Water
     System Commercial Paper Notes                     1.75%     09/09/08       1,500        1,500,000
------------------------------------------------------------------------------------------------------
  San Antonio (City of); Series 1998 A, Ref.
     Electric and Gas Systems RB                       5.13%     02/01/09         100          101,392
------------------------------------------------------------------------------------------------------
  Texas (State of); Series 2008, TRAN                  3.00%     08/28/09       2,000        2,026,664
------------------------------------------------------------------------------------------------------
  Texas A&M University System Board of Regents
     (Revenue Financing System); Series 2004 B,
     Commercial Paper RN                               1.60%     11/06/08       2,690        2,690,000
------------------------------------------------------------------------------------------------------
  Tyler (City of) Independent School District;
     Series 2005 A, Ref. Unlimited Tax GO
     (CEP-Texas Permanent School Fund)                 3.50%     02/15/09         250          251,970
------------------------------------------------------------------------------------------------------
  University of Texas System Board of Regents
     (Revenue Financing System); Series 2000 A,
     Commercial Paper Notes                            1.70%     10/16/08       1,500        1,500,000
======================================================================================================
                                                                                            28,989,290
======================================================================================================


UTAH-0.59%

  Duchesne School District Municipal Building
     Authority; Series 2005, Lease VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                       1.92%     06/01/21         900          900,000
------------------------------------------------------------------------------------------------------
  Sanpete (County of) (Wasatch Academy); Series
     2003, Multi-Mode VRD School Facility RB
     (LOC-U.S. Bank, N.A.)(a)(b)                       1.92%     08/01/28         800          800,000
======================================================================================================
                                                                                             1,700,000
======================================================================================================


WASHINGTON-15.22%

  Lake Tapps Parkway Properties; Series 1999 A,
     Special VRD RB (LOC-U.S. Bank, N.A.)(a)(b)        1.83%     12/01/19       5,665        5,665,000
------------------------------------------------------------------------------------------------------
  Seattle (Port of) Industrial Development Corp.
     (Sysco Food Services of Seattle, Inc.);
     Series 1994, Ref. VRD IDR(a)                      1.93%     11/01/25       7,265        7,265,000
------------------------------------------------------------------------------------------------------
  University of Washington; Series 2006 C, General
     Commercial Paper RN                               1.50%     12/01/08       2,000        2,000,000
------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Swedish Health Services); Series
     2006, VRD RB (LOC-Citibank, N.A.)(a)(b)(d)        1.93%     11/15/26      20,562       20,562,000
------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Heatherwood Apartments); Series 2002 A, MFH
     VRD RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)(d)(f)                                   2.10%     06/01/37         500          500,000
------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Lakewood Meadows Apartments); Series 2000 A,
     MFH VRD RB(b)(f) (CEP-Federal National
     Mortgage Association)                             2.10%     07/15/33         555          555,000
------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Seattle Country Day School); Series 2006,
     Non-Profit VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                       1.86%     07/01/32       1,100        1,100,000
------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        AIM TREASURER'S SERIES TRUST

                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

  Washington (State of) Housing Finance Commission
     (Sherwood Springs Apartments); Series 1997 A,
     MFH VRD RB (LOC-U.S. Bank, N.A.)(a)(b)(f)         2.10%     09/01/27     $ 4,960     $  4,960,000
------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (The Northwest School); Series 2005, Non-
     Profit VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                       1.85%     06/01/32       1,000        1,000,000
======================================================================================================
                                                                                            43,607,000
======================================================================================================


WEST VIRGINIA-0.31%

  Marion (County of) County Commission (Grant Town
     Congregation); Series 1990 D, Solid Waste
     Disposal Facility VRD RB (LOC-Deutsche Bank
     A.G.)(a)(c)(b)(f)                                 2.10%     10/01/17         900          900,000
======================================================================================================


WISCONSIN-5.45%

  River Falls (City of) (Quadion Corp.); Series
     1994, VRD IDR (LOC-U.S. Bank,
     N.A.)(a)(b)(d)(f)                                 2.10%     11/01/14         855          855,000
------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Froedtert & Community
     Health, Inc. Obligated Group); Series 2005 C,
     VRD RB(a)                                         1.90%     04/01/35      12,400       12,400,000
------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Valley Packaging
     Industries Inc.); Series 2005, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             2.00%     07/01/35       1,910        1,910,000
------------------------------------------------------------------------------------------------------
  Wisconsin (State of);
     Series 1993-2, Ref. Unlimited Tax GO              5.13%     11/01/08         250          251,265
------------------------------------------------------------------------------------------------------
     Series 1999 A, Unlimited Tax GO(g)(h)             5.00%     05/01/09         200          203,847
======================================================================================================
                                                                                            15,620,112
======================================================================================================


WYOMING-1.61%

  Gillette (City of) (Pacificorp); Series 1988,
     Ref. Customized Purchase VRD PCR
     (LOC-Barclays Bank PLC)(a)(b)(c)                  1.93%     01/01/18       4,600        4,600,000
======================================================================================================
TOTAL INVESTMENTS(i)(j)-99.79% (Cost $285,930,564)                                         285,930,564
======================================================================================================
OTHER ASSETS LESS LIABILITIES-0.21%                                                            591,103
======================================================================================================
NET ASSETS-100.00%                                                                        $286,521,667
______________________________________________________________________________________________________
======================================================================================================



Investment Abbreviations:

BAN     - Bond Anticipation Note
CEP     - Credit Enhancement Provider
GO      - General Obligation Bonds
IDR     - Industrial Development Revenue Bonds
INS     - Insurer
LOC     - Letter of Credit
MERLOT  - Municipal Exempt Receipts Liquidity Option Tender
MFH     - Multi-Family Housing
MUH     - Multi-Unit Housing
PCR     - Pollution Control Revenue Bonds
RB      - Revenue Bonds
Ref.    - Refunding
RN      - Revenue Notes
Sr.     - Senior
TRAN    - Tax and Revenue Anticipation Notes
VRD     - Variable Rate Demand
Wts.    - Warrants




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        AIM TREASURER'S SERIES TRUST

Notes to Schedule of Investments:

(a) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 11.51%.
(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2008 was $56,422,000, which represented 19.69% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid at August 31, 2008.
(e) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)   Security subject to the alternative minimum tax.
(g) Advance refunded; secured by an escrow fund of U.S. Government obligations.
(h) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)   Also represents cost for federal income tax purposes.
(j) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

      ENTITIES                                                       PERCENTAGE
      -------------------------------------------------------------------------
      Bank of America, N.A.                                             10.3%
      -------------------------------------------------------------------------
      U.S. Bank, N.A.                                                    8.9
      -------------------------------------------------------------------------
      Citibank, N.A.                                                     7.2
      -------------------------------------------------------------------------
      Federal Home Loan Mortgage Corp.                                   6.5
      -------------------------------------------------------------------------
      Wachovia Bank, N.A.                                                5.6
      -------------------------------------------------------------------------
      Federal National Mortgage Association                              5.4
      -------------------------------------------------------------------------
      JPMorgan Chase Bank, N.A.                                          5.3
      _________________________________________________________________________
      =========================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        AIM TREASURER'S SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2008



                                                                                      PREMIER           PREMIER
                                                                    PREMIER       U.S. GOVERNMENT     TAX-EXEMPT
                                                                   PORTFOLIO      MONEY PORTFOLIO      PORTFOLIO
-------------------------------------------------------------   --------------    ---------------    ------------

ASSETS:

Investments, at value and cost                                  $3,785,249,040      $421,173,307     $285,930,564
-------------------------------------------------------------   --------------    ---------------    ------------
Repurchase agreements, at value and cost                           839,536,941        58,534,941               --
=============================================================   ==============    ===============    ============
     Total investments                                           4,624,785,981       479,708,248      285,930,564
=============================================================   ==============    ===============    ============
Cash                                                                        --            37,186               --
-------------------------------------------------------------   --------------    ---------------    ------------
Receivables for:
  Investments sold                                                   1,155,772                --          405,134
-------------------------------------------------------------   --------------    ---------------    ------------
  Fund shares sold                                                     501,303             1,758               58
-----------------------------------------------------------------------------------------------------------------
  Interest                                                          12,236,961         1,030,028          678,414
-------------------------------------------------------------   --------------    ---------------    ------------
Investment for trustee deferred compensation and retirement
  plans                                                                     --            18,442               --
-------------------------------------------------------------   --------------    ---------------    ------------
Other assets                                                                54                50               --
=============================================================   ==============    ===============    ============
     Total assets                                                4,638,680,071       480,795,712      287,014,170
_____________________________________________________________   ______________    _______________    ____________
=============================================================   ==============    ===============    ============


LIABILITIES:

Payables for:
  Fund shares reacquired                                                20,888               855            5,475
-------------------------------------------------------------   --------------    ---------------    ------------
  Amount due custodian                                                   6,118                --          135,613
-------------------------------------------------------------   --------------    ---------------    ------------
  Dividends                                                          9,884,271           890,124          351,289
-------------------------------------------------------------   --------------    ---------------    ------------
  Accrued fees to affiliates                                                --                --              126
-------------------------------------------------------------   --------------    ---------------    ------------
Trustee deferred compensation and retirement plans                          --            20,221               --
=============================================================   ==============    ===============    ============
     Total liabilities                                               9,911,277           911,200          492,503
=============================================================   ==============    ===============    ============
Net assets applicable to shares outstanding                     $4,628,768,794      $479,884,512     $286,521,667
_____________________________________________________________   ______________    _______________    ____________
=============================================================   ==============    ===============    ============


NET ASSETS CONSIST OF:

Shares of beneficial interest                                   $4,628,714,932      $479,868,918     $286,521,308
-------------------------------------------------------------   --------------    ---------------    ------------
Undistributed net investment income                                     53,862            28,451              444
-------------------------------------------------------------   --------------    ---------------    ------------
Undistributed net realized gain (loss)                                      --           (12,857)             (85)
=============================================================   ==============    ===============    ============
                                                                $4,628,768,794      $479,884,512     $286,521,667
_____________________________________________________________   ______________    _______________    ____________
=============================================================   ==============    ===============    ============



NET ASSETS:

Investor Class                                                  $  108,626,562      $ 29,465,678     $ 24,440,267
_____________________________________________________________   ______________    _______________    ____________
=============================================================   ==============    ===============    ============
Institutional Class                                             $4,520,142,232      $450,418,834     $262,081,400
_____________________________________________________________   ______________    _______________    ____________
=============================================================   ==============    ===============    ============


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Investor Class                                                     108,621,953        29,466,458       24,439,988
_____________________________________________________________   ______________    _______________    ____________
=============================================================   ==============    ===============    ============
Institutional Class                                              4,520,095,514       450,430,861      262,081,764
_____________________________________________________________   ______________    _______________    ____________
=============================================================   ==============    ===============    ============
  Net asset value, offering and redemption price per share
     for each class                                             $         1.00      $       1.00     $       1.00
_____________________________________________________________   ______________    _______________    ____________
=============================================================   ==============    ===============    ============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        AIM TREASURER'S SERIES TRUST

STATEMENT OF OPERATIONS

For the year ended August 31, 2008



                                                                                     PREMIER          PREMIER
                                                                    PREMIER      U.S. GOVERNMENT    TAX-EXEMPT
                                                                   PORTFOLIO     MONEY PORTFOLIO     PORTFOLIO
--------------------------------------------------------------   ------------    ---------------    ----------

INVESTMENT INCOME:

Interest                                                         $179,661,677       $9,071,172      $4,169,072
==============================================================   ============    ===============    ==========


EXPENSES:

Advisory fees                                                      11,844,112          819,943         381,783
--------------------------------------------------------------   ------------    ---------------    ----------
Less: Fees waived                                                  (3,790,116)        (262,381)             --
--------------------------------------------------------------   ------------    ---------------    ----------
     Net expenses                                                   8,053,996          557,562         381,783
--------------------------------------------------------------   ------------    ---------------    ----------
Net investment income                                             171,607,681        8,513,610       3,787,289
--------------------------------------------------------------   ------------    ---------------    ----------
Net realized gain (loss) from Investment securities                    34,347          (12,857)            215
--------------------------------------------------------------   ------------    ---------------    ----------
Net increase in net assets resulting from operations             $171,642,028       $8,500,753      $3,787,504
______________________________________________________________   ____________    _______________    __________
==============================================================   ============    ===============    ==========




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        AIM TREASURER'S SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2008 and 2007



                                                                                   PREMIER
                                                                               U.S. GOVERNMENT           PREMIER TAX-EXEMPT
                                                 PREMIER PORTFOLIO             MONEY PORTFOLIO               PORTFOLIO
                                          ------------------------------  -------------------------  -------------------------
                                            AUGUST 31,      AUGUST 31,     AUGUST 31,    AUGUST 31,   AUGUST 31,    AUGUST 31,
                                               2008            2007           2008          2007         2008          2007
----------------------------------------  ------------------------------  -------------------------  -------------------------

OPERATIONS:

  Net investment income                   $  171,607,681  $  166,527,003  $  8,513,610  $ 1,692,004  $  3,787,289  $ 1,732,069
----------------------------------------  ------------------------------  -------------------------  -------------------------
  Net realized gain (loss)                        34,347          (1,220)      (12,857)          50           215           --
========================================  ==============================  =========================  =========================
     Net increase in net assets
       resulting from operations             171,642,028     166,525,783     8,500,753    1,692,054     3,787,504    1,732,069
========================================  ==============================  =========================  =========================
Distributions to shareholders from net
  investment income:
  Investor Class                              (4,208,224)     (6,914,251)     (967,487)  (1,462,078)     (570,414)    (663,829)
----------------------------------------  ------------------------------  -------------------------  -------------------------
  Institutional Class                       (167,399,457)   (159,612,752)   (7,546,123)    (229,926)   (3,216,875)  (1,068,240)
========================================  ==============================  =========================  =========================
     Total distributions from net
       investment income                    (171,607,681)   (166,527,003)   (8,513,610)  (1,692,004)   (3,787,289)  (1,732,069)
========================================  ==============================  =========================  =========================
Share transactions-net:
  Investor Class                              (7,016,514)     16,149,967    (1,107,149)     834,821     5,521,137    1,498,387
----------------------------------------  ------------------------------  -------------------------  -------------------------
  Institutional Class                        680,091,754   1,283,641,253   440,135,455   10,270,180   211,635,293   42,739,731
========================================  ==============================  =========================  =========================
     Net increase in net assets
       resulting from share transactions     673,075,240   1,299,791,220   439,028,306   11,105,001   217,156,430   44,238,118
========================================  ==============================  =========================  =========================
     Net increase in net assets              673,109,587   1,299,790,000   439,015,449   11,105,051   217,156,645   44,238,118
========================================  ==============================  =========================  =========================


NET ASSETS:

  Beginning of year                        3,955,659,207   2,655,869,207    40,869,063   29,764,012    69,365,022   25,126,904
========================================  ==============================  =========================  =========================
  End of year*                            $4,628,768,794  $3,955,659,207  $479,884,512  $40,869,063  $286,521,667  $69,365,022
========================================  ==============================  =========================  =========================
  * Includes accumulated undistributed
     net investment income                $       53,862  $       20,735  $     28,451  $    28,401  $        444  $       444
________________________________________  ______________________________  _________________________  _________________________
========================================  ==============================  =========================  =========================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        AIM TREASURER'S SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

August 31, 2008


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Treasurer's Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (collectively, the "Funds").

  Each Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds.

  The investment objective of each Fund is to seek to provide a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

        Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        The Funds may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

        The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal

21        AIM TREASURER'S SERIES TRUST
      course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H. OTHER RISKS -- Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

        The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

        The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

        Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investments in municipal securities.

        There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

I. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Advisor at an annual rate of 0.25% of such Fund's average daily net assets. Pursuant to the master investment advisory agreement, the Advisor bears all expenses incurred by each Fund in connection with its operations, except for (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

  Under the terms of a master sub-advisory agreement approved by shareholders of Premier Portfolio and Premier Tax-Exempt Portfolio, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Funds, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Through at least June 30, 2009, the Advisor has contractually agreed to waive advisory fees equal to 0.08% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio.

  For the year ended August 31, 2008, the Advisor waived advisory fees in the following amounts:

Premier Portfolio                                           $3,790,116
----------------------------------------------------------------------
Premier U.S. Government Money Portfolio                        262,381
______________________________________________________________________
======================================================================




  The Trust has entered into a master administrative services agreement with Invesco Aim to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") to provide transfer agency and shareholder services to each Fund. Invesco Aim and IAIS do not charge the Funds any fees under these agreements.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Investor Class shares and Institutional Class shares of the Funds.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.


22        AIM TREASURER'S SERIES TRUST

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2008, each Fund engaged in transactions with affiliates as listed below:

                                                                 SECURITIES        SECURITIES       NET REALIZED
                                                                  PURCHASES          SALES         GAINS/(LOSSES)
-----------------------------------------------------------------------------------------------------------------
Premier Portfolio                                               $  3,302,324     $          --           $--
-----------------------------------------------------------------------------------------------------------------
Premier U.S. Government Money Portfolio                           20,934,718                --            --
-----------------------------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio                                     383,514,097      (245,249,098)           --
_________________________________________________________________________________________________________________
=================================================================================================================



NOTE 4--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

  Certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund's allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco Aim and not by the Trust.

NOTE 5--CASH BALANCES

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (i) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco Aim, not to exceed the contractually agreed upon rate; or
(ii) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The ordinary income of distributions paid during the years ended August 31, 2008 and 2007 was as follows:

                                                                               2008          2007
-----------------------------------------------------------------------------------------------------
Premier Portfolio                                                          $171,607,681  $166,527,003
-----------------------------------------------------------------------------------------------------
Premier U.S. Government Money Portfolio                                       8,513,610     1,692,004
-----------------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio                                                  3,787,289*    1,732,069*
_____________________________________________________________________________________________________
=====================================================================================================



* Tax-exempt

TAX COMPONENTS OF NET ASSETS:

As of August 31, 2008, the components of net assets on a tax basis were as follows:

                                   UNDISTRIBUTED   TEMPORARY                                    SHARES OF
                                      ORDINARY      BOOK/TAX   CAPITAL LOSS  POST-OCTOBER--    BENEFICIAL         TOTAL
                                       INCOME     DIFFERENCES    CARRYOVER      DEFERRALS       INTEREST       NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
Premier Portfolio                     $53,862       $    --        $ --         $     --     $4,628,714,932  $4,628,768,794
---------------------------------------------------------------------------------------------------------------------------
Premier U.S. Government Money
  Portfolio                            37,177        (8,726)         --          (12,857)       479,868,918     479,884,512
---------------------------------------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio              444            --         (85)              --        286,521,308     286,521,667
___________________________________________________________________________________________________________________________
===========================================================================================================================




  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the

23        AIM TREASURER'S SERIES TRUST

Internal Revenue Code and related regulations based on the results of future transactions. The Funds utilization of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes is as follows:

                                                                                   CAPITAL LOSS
                                                                                   CARRYFORWARD
                                                                                     UTILIZED
-----------------------------------------------------------------------------------------------
Premier Portfolio                                                                     $1,220
-----------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio                                                             215
_______________________________________________________________________________________________
===============================================================================================




  Premier Tax-Exempt has a capital loss carryforward as of August 31, 2008 which expires as follows:

                                                                                     2012*
------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio                                                          $85
__________________________________________________________________________________________
==========================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions for Premier Portfolio and Premier U.S. Government Money Portfolio, on August 31, 2008, undistributed net investment income was increased and undistributed net realized gain (loss) was decreased by the amounts shown in the table below. This reclassification had no effect on the net assets of the Fund.

                                                                 UNDISTRIBUTED NET    UNDISTRIBUTED NET
                                                                 INVESTMENT INCOME  REALIZED GAIN (LOSS)
--------------------------------------------------------------------------------------------------------
Premier Portfolio                                                     $33,127             $(33,127)
--------------------------------------------------------------------------------------------------------
Premier U.S. Government Money Portfolio                                    50                  (50)
________________________________________________________________________________________________________
========================================================================================================



NOTE 8--SHARE INFORMATION

PREMIER PORTFOLIO


                                                   CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2008(a)                         AUGUST 31, 2007
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Investor Class                                          68,043,146     $     68,043,146         130,305,067     $    130,305,067
----------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                 32,349,183,017       32,349,183,017      33,955,876,509       33,955,876,509
==================================================================================================================================
Issued as reinvestment of dividends:
  Investor Class                                           3,989,858            3,989,858           6,695,771            6,695,771
----------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                     66,655,685           66,655,685          35,208,175           35,208,175
==================================================================================================================================
Reacquired:
  Investor Class                                         (79,049,518)         (79,049,518)       (120,850,871)        (120,850,871)
----------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                (31,735,746,948)     (31,735,746,948)    (32,707,443,431)     (32,707,443,431)
==================================================================================================================================
                                                         673,075,240     $    673,075,240       1,299,791,220     $  1,299,791,220
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
       In addition, 35% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.


24        AIM TREASURER'S SERIES TRUST

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO


                                                CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                          YEAR ENDED
                                                                  AUGUST 31, 2008(a)                    AUGUST 31, 2007
                                                          ----------------------------------     ----------------------------
                                                              SHARES              AMOUNT            SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Sold:
  Investor Class                                              12,258,798     $    12,258,798      15,123,887     $ 15,123,887
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                      1,557,906,977       1,557,906,977      30,052,534       30,052,534
=============================================================================================================================
Issued as reinvestment of dividends:
  Investor Class                                                 935,876             935,876       1,420,698        1,420,698
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          3,740,670           3,740,670         183,565          183,565
=============================================================================================================================
Reacquired:
  Investor Class                                             (14,301,823)        (14,301,823)    (15,709,764)     (15,709,764)
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                     (1,121,512,192)     (1,121,512,192)    (19,965,919)     (19,965,919)
=============================================================================================================================
                                                             439,028,306     $   439,028,306      11,105,001     $ 11,105,001
_____________________________________________________________________________________________________________________________
=============================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 60% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

PREMIER TAX-EXEMPT PORTFOLIO


                                               CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED                         YEAR ENDED
                                                                AUGUST 31, 2008(a)                   AUGUST 31, 2007
                                                          ------------------------------     ------------------------------
                                                             SHARES            AMOUNT           SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------
Sold:
  Investor Class                                            27,617,117     $  27,617,117        9,290,065     $   9,290,065
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                      670,891,517       670,891,517      218,704,226       218,704,226
===========================================================================================================================
Issued as reinvestment of dividends:
  Investor Class                                               555,280           555,280          658,125           658,125
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                        2,779,671         2,779,671          892,731           892,731
===========================================================================================================================
Reacquired:
  Investor Class                                           (22,651,260)      (22,651,260)      (8,449,803)       (8,449,803)
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                     (462,035,895)     (462,035,895)    (176,857,226)     (176,857,226)
===========================================================================================================================
                                                           217,156,430     $ 217,156,430       44,238,118     $  44,238,118
___________________________________________________________________________________________________________________________
===========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 87% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


25        AIM TREASURER'S SERIES TRUST

NOTE 9 -- FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

                               INSTITUTIONAL CLASS

                                               INCOME (LOSS) FROM
                                             INVESTMENT OPERATIONS
                                     -------------------------------------
                                                   NET GAINS                DISTRIBUTIONS
                                                    (LOSSES)                -------------
                          NET ASSET              ON SECURITIES                DIVIDENDS                             NET ASSETS,
                            VALUE,       NET         (BOTH      TOTAL FROM     FROM NET     NET ASSET                 END OF
                          BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT    INVESTMENT   VALUE, END    TOTAL        PERIOD
                          OF PERIOD    INCOME     UNREALIZED)   OPERATIONS      INCOME      OF PERIOD  RETURN(a)  (000S OMITTED)
--------------------------------------------------------------------------------------------------------------------------------
PREMIER PORTFOLIO
Year ended 08/31/08         $1.00       $0.04        $ 0.00        $0.04        $(0.04)       $1.00       3.80%     $4,520,142
Year ended 08/31/07          1.00        0.05         (0.00)        0.05         (0.05)        1.00       5.35       3,840,017
Year ended 08/31/06          1.00        0.04          0.00         0.04         (0.04)        1.00       4.54       2,556,378
Year ended 08/31/05(c)       1.00        0.01            --         0.01         (0.01)        1.00       1.51         364,108
--------------------------------------------------------------------------------------------------------------------------------
PREMIER U.S. GOVERNMENT
  MONEY PORTFOLIO
Year ended 08/31/08         $1.00       $0.03        $(0.00)       $0.03        $(0.03)       $1.00       3.29%     $  450,419
Year ended 08/31/07          1.00        0.05          0.00         0.05         (0.05)        1.00       5.25          10,300
Year ended 08/31/06(c)       1.00        0.01            --         0.01         (0.01)        1.00       0.90              25
--------------------------------------------------------------------------------------------------------------------------------
PREMIER TAX-EXEMPT
  PORTFOLIO
Year ended 08/31/08         $1.00       $0.03        $ 0.00        $0.03        $(0.03)       $1.00       2.66%     $  262,081
Year ended 08/31/07          1.00        0.03            --         0.03         (0.03)        1.00       3.53          50,445
Year ended 08/31/06          1.00        0.03            --         0.03         (0.03)        1.00       3.04           7,707
Year ended 08/31/05(c)       1.00        0.01            --         0.01         (0.01)        1.00       1.15           9,422
________________________________________________________________________________________________________________________________
================================================================================================================================

                                              RATIO OF
                              RATIO OF       EXPENSES TO
                            EXPENSES TO      AVERAGE NET
                            AVERAGE NET    ASSETS WITHOUT  RATIO OF NET
                          ASSETS WITH FEE    FEE WAIVERS    INVESTMENT
                           WAIVERS AND/OR      AND/OR        INCOME TO
                              EXPENSES        EXPENSES      AVERAGE NET
                              ABSORBED        ABSORBED        ASSETS
-----------------------------------------------------------------------
PREMIER PORTFOLIO
Year ended 08/31/08             0.17%(b)        0.25%(b)       3.62%(b)
Year ended 08/31/07             0.17            0.25           5.23
Year ended 08/31/06             0.17            0.25           4.74
Year ended 08/31/05(c)          0.17(d)         0.25(d)        2.37(d)
-----------------------------------------------------------------------
PREMIER U.S. GOVERNMENT
  MONEY PORTFOLIO
Year ended 08/31/08             0.17%(b)        0.25%(b)       2.60%(b)
Year ended 08/31/07             0.17            0.25           5.13
Year ended 08/31/06(c)          0.17(d)         0.25(d)        4.34(d)
-----------------------------------------------------------------------
PREMIER TAX-EXEMPT
  PORTFOLIO
Year ended 08/31/08             0.25%(b)        0.25%(b)       2.48%(b)
Year ended 08/31/07             0.25            0.25           3.46
Year ended 08/31/06             0.25            0.25           2.99
Year ended 08/31/05(c)          0.25(d)         0.25(d)        1.88(d)
_______________________________________________________________________
=======================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are based on average daily net assets (000s omitted) of $4,625,734, $298,116 and $130,254 for Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio, respectively.
(c) Institutional Class shares for Premier Portfolio and Premier Tax-Exempt Portfolio commenced on February 25, 2005 and for Premier U.S. Government Money Portfolio commenced on June 28, 2006.
(d)  Annualized.


26        AIM TREASURER'S SERIES TRUST

NOTE 10--SUBSEQUENT EVENT

On October 6, 2008, the Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). Under the Program, the Treasury Department will guarantee shareholders in a Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share net asset value at the time of liquidation is less than $0.995. Covered shares are the lesser of the number of shares that were held on September 19, 2008, or on the date that a participating Fund's net asset value fell below $0.995.

  Participation in the Program until December 18, 2008 requires a payment to the Treasury Department in the amount of 0.01% of the share value of the Funds as of September 19, 2008. This expense will be borne by the Funds.

  The program will be in effect until December 18, 2008. The Secretary of the Treasury may extend the Program beyond its initial three-month term through the close of business on September 18, 2009. If extended, the Fund, if eligible, will consider whether to continue to participate in the Program, which may require further payment.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Circuit Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.



27        AIM TREASURER'S SERIES TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees and Institutional Class
Shareholders of AIM Treasurer's Series Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the three portfolios constituting AIM Treasurer's Series Trust, hereafter referred to as the "Trust") at August 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Institutional Class financial highlights for each of the periods indicated , in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS

October 20, 2008
Houston, Texas




28        AIM TREASURER'S SERIES TRUST

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2008, through August 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


----------------------------------------------------------------------------------------------------------------
                                                                                 HYPOTHETICAL
                                                                           (5% ANNUAL RETURN BEFORE
                                                        ACTUAL                     EXPENSES)
                                              ------------------------------------------------------
                                 BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                               ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
     INSTITUTIONAL CLASS         (03/01/08)   (08/31/08)(1)   PERIOD(2)     (08/31/08)    PERIOD(2)      RATIO
----------------------------------------------------------------------------------------------------------------
Premier Portfolio                $1,000.00      $1,014.00       $0.86       $1,024.28       $0.87        0.17%
----------------------------------------------------------------------------------------------------------------
Premier U.S. Government Money
  Portfolio                       1,000.00       1,011.00        0.86        1,024.28        0.87        0.17
----------------------------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio      1,000.00       1,011.00        1.26        1,023.88        1.27        0.25
----------------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Funds for the period March 1, 2008, through August 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.


29        AIM TREASURER'S SERIES TRUST

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     each year to conduct an in-depth             the information provided to them and did
Treasurer's Series Trust is required under   review of the performance, fees and          not identify any particular factor that
the Investment Company Act of 1940 to        expenses of their assigned funds. During     was controlling. Each Trustee may have
approve annually the renewal of the          the contract renewal process, the Trustees   evaluated the information provided
Premier Portfolio, Premier Tax-Exempt        receive comparative performance and fee      differently from one another and
Portfolio and Premier U.S. Government        data regarding the AIM Funds prepared by     attributed different weight to the various
Money Portfolio (each, a Fund) investment    an independent company, Lipper, Inc.         factors. The Trustees recognized that the
advisory agreements with Invesco Aim         (Lipper), under the direction and            advisory arrangements and resulting
Advisors, Inc. (Invesco Aim). During         supervision of the independent Senior        advisory fees for each Fund and the other
contract renewal meetings held on June       Officer who also prepares a separate         AIM Funds are the result of years of
18-19, 2008, the Board as a whole and the    analysis of this information for the         review and negotiation between the
disinterested or "independent" Trustees,     Trustees. Each Sub-Committee then makes      Trustees and Invesco Aim, that the
voting separately, approved the              recommendations to the Investments           Trustees may focus to a greater extent on
continuance of each Fund's investment        Committee regarding the performance, fees    certain aspects of these arrangements in
advisory agreement for another year,         and expenses of their assigned funds. The    some years than in others, and that the
effective July 1, 2008. In doing so, the     Investments Committee considers each         Trustees' deliberations and conclusions in
Board determined that each Fund's            Sub-Committee's recommendations and makes    a particular year may be based in part on
investment advisory agreement is in the      its own recommendations regarding the        their deliberations and conclusions of
best interests of the Fund and its           performance, fees and expenses of the AIM    these same arrangements throughout the
shareholders and that the compensation to    Funds to the full Board. The Investments     year and in prior years.
Invesco Aim under the Fund's investment      Committee also considers each
advisory agreement is fair and reasonable.   Sub-Committee's recommendations in making    FACTORS AND CONCLUSIONS AND SUMMARY OF
                                             its annual recommendation to the Board       INDEPENDENT WRITTEN FEE EVALUATION
   The independent Trustees met separately   whether to approve the continuance of each
during their evaluation of each Fund's       AIM Fund's investment advisory agreement     The discussion below serves as a summary
investment advisory agreement with           and sub-advisory agreements for another      of the Senior Officer's independent
independent legal counsel from whom they     year.                                        written evaluation with respect to each
received independent legal advice, and the                                                Fund's investment advisory agreement as
independent Trustees also received              The independent Trustees are assisted     well as a discussion of the material
assistance during their deliberations from   in their annual evaluation of each Fund's    factors and related conclusions that
the independent Senior Officer, a            investment advisory agreement by the         formed the basis for the Board's approval
full-time officer of the AIM Funds who       independent Senior Officer. One              of each Fund's investment advisory
reports directly to the independent          responsibility of the Senior Officer is to   agreement and sub-advisory agreements, if
Trustees.                                    manage the process by which the AIM Funds'   applicable. Unless otherwise stated,
                                             proposed management fees are negotiated      information set forth below is as of June
THE BOARD'S FUND EVALUATION PROCESS          during the annual contract renewal process   19, 2008 and does not reflect any changes
                                             to ensure that they are negotiated in a      that may have occurred since that date,
The Board's Investments Committee has        manner that is at arms' length and           including but not limited to changes to a
established three Sub-Committees that are    reasonable. Accordingly, the Senior          Fund's performance, advisory fees, expense
responsible for overseeing the management    Officer must either supervise a              limitations and/or fee waivers.
of a number of the series portfolios of      competitive bidding process or prepare an
the AIM Funds. This SubCommittee structure   independent written evaluation. The Senior   I. Investment Advisory Agreement
permits the Trustees to focus on the         Officer has recommended that an
performance of the AIM Funds that have       independent written evaluation be provided      A. Nature, Extent and Quality of
been assigned to them. The Sub-Committees    and, at the direction of the Board, has            Services Provided by Invesco Aim
meet throughout the year to review the       prepared an independent written
performance of their assigned funds, and     evaluation.                                  The Board reviewed the advisory services
the Sub-Committees review monthly and                                                     provided to each Fund by Invesco Aim under
quarterly comparative performance               During the annual contract renewal        the Fund's investment advisory agreement,
information and periodic asset flow data     process, the Board considered the factors    the performance of Invesco Aim in
for their assigned funds. These materials    discussed below under the heading "Factors   providing these services, and the
are prepared under the direction and         and Conclusions and Summary of Independent   credentials and experience of the officers
supervision of the independent Senior        Written Fee Evaluation" in evaluating the    and employees of Invesco Aim who provide
Officer. Over the course of each year, the   fairness and reasonableness of each Fund's   these services. The Board's review of the
Sub-Committees meet with portfolio           investment advisory agreement and            qualifications of Invesco Aim to provide
managers for their assigned funds and        sub-advisory agreements, if applicable, at   these services included the Board's
other members of management and review       the contract renewal meetings and at their   consideration of Invesco Aim's portfolio
with these individuals the performance,      meetings throughout the year as part of      and product review process, various back
investment objective(s), policies,           their ongoing oversight of such Fund. Each   office support functions provided by
strategies and limitations of these funds.   Fund's investment advisory agreement and     Invesco Aim and its affiliates, and
                                             sub-advisory agreements, if applicable,      Invesco Aim's equity and fixed income
   In addition to their meetings             were considered separately, although the     trading operations. The Board concluded
throughout the year, the Sub-Committees      Board also considered the common interests   that the nature, extent and quality of the
meet at designated contract renewal          of all of the AIM Funds in their             advisory services provided to each Fund by
meetings                                     deliberations. The Board considered all of   Invesco Aim were appropriate and that
                                                                                          Invesco Aim currently is providing
                                                                                          satisfactory advisory services in
                                                                                          accordance with the


30   AIM TREASURER'S SERIES TRUST                                                                                          continued

terms of each Fund's investment advisory     ance. Although the independent written       fifth quintile being the worst performing
agreement. In addition, based on their       evaluation of the Fund's Senior Officer      funds). The Board noted that the Fund's
ongoing meetings throughout the year with    only considered Fund performance through     performance was above the performance of
each Fund's portfolio manager or managers,   the most recent calendar year, the Board     the Index for the one, three and five year
the Board concluded that these individuals   also reviewed more recent Fund performance   periods. The Board also considered the
are competent and able to continue to        and this review did not change their         steps Invesco Aim has taken over the last
carry out their responsibilities under       conclusions.                                 several years to improve the quality and
each Fund's investment advisory agreement.                                                efficiency of the services that Invesco
                                             PREMIER TAX-EXEMPT PORTFOLIO                 Aim provides to the AIM Funds. The Board
   In determining whether to continue each                                                concluded that Invesco Aim continues to be
Fund's investment advisory agreement, the    The Board compared the Fund's performance    responsive to the Board's focus on fund
Board considered the prior relationship      during the past one, three and five          performance. Although the independent
between Invesco Aim and the Fund, as well    calendar years to the performance of funds   written evaluation of the Fund's Senior
as the Board's knowledge of Invesco Aim's    in the Fund's performance group that are     Officer only considered Fund performance
operations, and concluded that it was        not managed by Invesco Aim, and against      through the most recent calendar year, the
beneficial to maintain the current           the performance of all funds in the Lipper   Board also reviewed more recent Fund
relationship, in part, because of such       Tax-Exempt Money Market Funds Index. The     performance and this review did not change
knowledge. The Board also considered the     Board also reviewed the criteria used by     their conclusions.
steps that Invesco Aim and its affiliates    Invesco Aim to identify the funds in the
have taken over the last several years to    Fund's performance group for inclusion in       C. Advisory Fees and Fee Waivers
improve the quality and efficiency of the    the Lipper reports. The Board noted that
services they provide to the AIM Funds in    the Fund's performance was in the first      PREMIER PORTFOLIO AND PREMIER U.S.
the areas of investment performance,         quintile of its performance group for the    GOVERNMENT MONEY PORTFOLIO
product line diversification,                one, three and five year periods (the
distribution, fund operations, shareholder   first quintile being the best performing     The Board compared each Fund's contractual
services and compliance. The Board           funds and the fifth quintile being the       advisory fee rate to the contractual
concluded that the quality and efficiency    worst performing funds). The Board noted     advisory fee rates of funds in each Fund's
of the services Invesco Aim and its          that the Fund's performance was above the    Lipper expense group that are not managed
affiliates provide to the AIM Funds in       performance of the Index for the one,        by Invesco Aim, at a common asset level
each of these areas have generally           three and five year periods. The Board       and as of the end of the past calendar
improved, and support the Board's approval   also considered the steps Invesco Aim has    year. The Board noted that each Fund's
of the continuance of each Fund's            taken over the last several years to         contractual advisory fee rate was below
investment advisory agreement.               improve the quality and efficiency of the    the median contractual advisory fee rate
                                             services that Invesco Aim provides to the    of funds in its expense group. The Board
   B. Fund Performance                       AIM Funds. The Board concluded that          also reviewed the methodology used by
                                             Invesco Aim continues to be responsive to    Lipper in determining contractual fee
PREMIER PORTFOLIO                            the Board's focus on fund performance.       rates. The Board noted that Invesco Aim
                                             Although the independent written             does not serve as an advisor to other
The Board compared the Fund's performance    evaluation of the Fund's Senior Officer      mutual funds or other clients with
during the past one, three and five          only considered Fund performance through     investment strategies comparable to each
calendar years to the performance of funds   the most recent calendar year, the Board     Fund.
in the Fund's performance group that are     also reviewed more recent Fund performance
not managed by Invesco Aim, and against      and this review did not change their         PREMIER TAX-EXEMPT PORTFOLIO
the performance of all funds in the Lipper   conclusions.
Money Market Funds Index. The Board also                                                  The Board compared the Fund's contractual
reviewed the criteria used by Invesco Aim    PREMIER U.S. GOVERNMENT MONEY PORTFOLIO      advisory fee rate to the contractual
to identify the funds in the Fund's                                                       advisory fee rates of funds in the Fund's
performance group for inclusion in the       The Board compared the Fund's performance    Lipper expense group that are not managed
Lipper reports. The Board noted that the     during the past one, three and five          by Invesco Aim, at a common asset level
Fund's performance was in the first          calendar years to the performance of funds   and as of the end of the past calendar
quintile of its performance group for the    in the Fund's performance group that are     year. The Board noted that the Fund's
one, three and five year periods (the        not managed by Invesco Aim, and against      contractual advisory fee rate was below
first quintile being the best performing     the performance of all funds in the Lipper   the median contractual advisory fee rate
funds and the fifth quintile being the       U.S. Government Money Market Funds Index.    of funds in its expense group. The Board
worst performing funds). The Board noted     The Board also reviewed the criteria used    also reviewed the methodology used by
that the Fund's performance was above the    by Invesco aim to identify the funds in      Lipper in determining contractual fee
performance of the Index for the one,        the Fund's performance group for inclusion   rates.
three and five year periods. The Board       in the Lipper reports. The Board noted
also considered the steps Invesco Aim has    that the Fund's performance was in the          The Board noted that Invesco Aim has
taken over the last several years to         first quintile of its performance group      contractually agreed to waive advisory
improve the quality and efficiency of the    for the one and three year periods, and in   fees of each Fund through at least June
services that Invesco Aim provides to the    the second quintile for the five year        30, 2009 so that the Fund's advisory fee
AIM Funds. The Board concluded that          period (the first quintile being the best    rate is limited to a specified percentage
Invesco Aim continues to be responsive to    performing funds and the                     of average daily net assets. The Board
the Board's focus on fund perform-                                                        considered the contractual nature of this
                                                                                          fee waiver and noted that it remains in
                                                                                          effect until at least


31   AIM TREASURER'S SERIES TRUST                                                                                          continued

June 30, 2009. The Board also considered     each Fund. The Board noted that Invesco      folio brokerage transactions executed
the effect this fee waiver would have on     Aim continues to operate at a net profit,    through "soft dollar" arrangements. Under
each Fund's estimated total expenses.        although increased expenses in recent        these arrangements, portfolio brokerage
                                             years have reduced the profitability of      commissions paid by each Fund and/or other
   The Board also noted the "all-in"         Invesco Aim and its affiliates. The Board    funds advised by Invesco Aim are used to
nature of each Fund's contractual advisory   concluded that each Fund's fees were fair    pay for research and execution services.
fee, whereby Invesco Aim pays all of the     and reasonable, and that the level of        The Board noted that soft dollar
Fund's ordinary operating expenses. After    profits realized by Invesco Aim and its      arrangements shift the payment obligation
taking account of each Fund's contractual    affiliates from providing services to each   for the research and execution services
advisory fee rate, as well as the            Fund was not excessive in light of the       from Invesco Aim to the funds and
comparative advisory fee information and     nature, quality and extent of the services   therefore may reduce Invesco Aim's
the fee waiver discussed above, the Board    provided. The Board considered whether       expenses. The Board also noted that
concluded that each Fund's advisory fees     Invesco Aim is financially sound and has     research obtained through soft dollar
were fair and reasonable.                    the resources necessary to perform its       arrangements may be used by Invesco Aim in
                                             obligations under each Fund's investment     making investment decisions for each Fund
   D. Economies of Scale and Breakpoints     advisory agreement, and concluded that       and may therefore benefit Fund
                                             Invesco Aim has the financial resources      shareholders. The Board concluded that
The Board considered the extent to           necessary to fulfill these obligations.      Invesco Aim's soft dollar arrangements
which there are economies of scale in                                                     were appropriate. The Board also concluded
Invesco Aim's provision of advisory             F. Independent Written Evaluation of      that, based on their review and
services to each Fund. The Board also              the Fund's Senior Officer              representations made by Invesco Aim, these
considered whether each Fund benefits from                                                arrangements were consistent with
such economies of scale through              The Board noted that, at their direction,    regulatory requirements.
contractual breakpoints in each Fund's       the Senior Officer of the Fund, who is
advisory fee schedule or through advisory    independent of Invesco Aim and Invesco       II. Sub-Advisory Agreements (Premier
fee waivers or expense limitations. The      Aim's affiliates, had prepared an               Portfolio and Premier Tax-Exempt
Board noted that each Fund's contractual     independent written evaluation to assist        Portfolio only)
advisory fee schedule does not include any   the Board in determining the
breakpoints. The Board considered whether    reasonableness of the proposed management       A. Nature, Extent and Quality of
it would be appropriate to add advisory      fees of the AIM Funds, including each              Services Provided by Affiliated
fee breakpoints for each Fund or whether,    Fund. The Board noted that they had relied         Sub-Advisors
due to the nature of each Fund and the       upon the Senior Officer's written
advisory fee structures of comparable        evaluation instead of a competitive          The Board reviewed the services to be
funds, it was reasonable to structure the    bidding process. In determining whether to   provided by Invesco Trimark Ltd., Invesco
advisory fee without breakpoints. Based on   continue each Fund's investment advisory     Asset Management Deutschland, GmbH,
this review, the Board concluded that it     agreement, the Board considered the Senior   Invesco Asset Management Limited, Invesco
was not necessary to add breakpoints to      Officer's written evaluation.                Asset Management (Japan) Limited, Invesco
any Fund's advisory fee schedule. Based on                                                Australia Limited, Invesco Global Asset
this information, the Board concluded           G. Collateral Benefits to Invesco Aim     Management (N.A.), Inc., Invesco Hong Kong
that, absent breakpoints, each Fund's              and its Affiliates                     Limited, Invesco Institutional (N.A.),
contractual advisory fees remain constant                                                 Inc. and Invesco Senior Secured
and do not reflect economies of scale. The      The Board considered various other        Management, Inc. (collectively, the
Board also noted that each Fund shares       benefits received by Invesco Aim and its     "Affiliated Sub-Advisers") under the
directly in economies of scale through       affiliates resulting from Invesco Aim's      sub-advisory agreements and the
lower fees charged by third party service    relationship with each Fund, including the   credentials and experience of the officers
providers based on the combined size of      fees received by Invesco Aim and its         and employees of the Affiliated
all of the AIM Funds and affiliates.         affiliates for their provision of            Sub-Advisers who will provide these
                                             administrative, transfer agency and          services. The Board concluded that the
   E. Profitability and Financial            distribution services to each Fund. The      nature, extent and quality of the services
      Resources of Invesco Aim               Board considered the performance of          to be provided by the Affiliated
                                             Invesco Aim and its affiliates in            Sub-Advisers were appropriate. The Board
The Board reviewed information from          providing these services and the             noted that the Affiliated Sub-Advisers,
Invesco Aim concerning the costs of the      organizational structure employed by         which have offices and personnel that are
advisory and other services that Invesco     Invesco Aim and its affiliates to provide    geographically dispersed in financial
Aim and its affiliates provide to each       these services. The Board also considered    centers around the world, have been formed
Fund and the profitability of Invesco Aim    that these services are provided to each     in part for the purpose of researching and
and its affiliates in providing these        Fund pursuant to written contracts which     compiling information and making
services. The Board also reviewed            are reviewed and approved on an annual       recommendations on the markets and
information concerning the financial         basis by the Board. The Board concluded      economies of various countries and
condition of Invesco Aim and its             that Invesco Aim and its affiliates were     securities of companies located in such
affiliates. The Board also reviewed with     providing these services in a satisfactory   countries or on various types of
Invesco Aim the methodology used to          manner and in accordance with the terms of   investments and investment techniques, and
prepare the profitability information.       their contracts, and were qualified to       providing investment advisory services.
The Board considered the overall             continue to provide these services to each   The Board concluded that the sub-advisory
profitability of Invesco Aim, as well as     Fund.                                        agreements will benefit each Fund and its
the profitability of Invesco Aim in                                                       shareholders
connection with managing                        The Board considered the benefits
                                             realized by Invesco Aim as a result of
                                             port-


32   AIM TREASURER'S SERIES TRUST                                                                                          continued

by permitting Invesco Aim to utilize the additional resources and talent of the Affiliated Sub-Advisers in managing the
Fund.

   B. Fund Performance

The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory agreements for the Funds, as no Affiliated Sub-Adviser served as a sub-adviser to the Fund prior to May 1, 2008.

   C. Sub-Advisory Fees

The Board considered the services to be
provided by the Affiliated Sub-Advisers
pursuant to the sub-advisory agreements
and the services to be provided by Invesco
Aim pursuant to each Fund's investment
advisory agreement, as well as the
allocation of fees between Invesco Aim and the Affiliated Sub-Advisers pursuant to the sub-advisory agreements. The Board noted that the sub-advisory fees have no direct effect on a Fund or its shareholders, as they are paid by Invesco
Aim to the Affiliated Sub-Advisers, and
that Invesco Aim and the Affiliated
Sub-Advisers are affiliates. After taking account of each Fund's contractual sub-advisory fee rate, as well as other relevant factors, the Board concluded that each Fund's sub-advisory fees were fair and reasonable.

   D. Financial Resources of the
      Affiliated Sub-Advisers

The Board considered whether each
Affiliated Sub-Adviser is financially
sound and has the resources necessary to perform its obligations under its respective sub-advisory agreement, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.


33   AIM TREASURER'S SERIES TRUST

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Funds designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2008:

FEDERAL AND STATE INCOME TAX

                                                                                                                 TAX-EXEMPT
                                                QUALIFIED DIVIDEND     CORPORATE DIVIDENDS     U.S. TREASURY       INCOME
                                                      INCOME*          RECEIVED DEDUCTION*      OBLIGATIONS*     DIVIDENDS*
---------------------------------------------------------------------------------------------------------------------------
Premier Portfolio                                        0%                     0%                    --              --
---------------------------------------------------------------------------------------------------------------------------
Premier U.S. Government Money Portfolio                  0%                     0%                 21.46%             --
---------------------------------------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio                             0%                     0%                    --             100%
___________________________________________________________________________________________________________________________
===========================================================================================================================




* The above percentage is based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION


  The percentages of qualifying assets not subject to the U.S. estate tax for the Funds are as follows:

                                                                                  NOVEMBER 30,
                                                                                      2007
----------------------------------------------------------------------------------------------
Premier Portfolio                                                                      100%
----------------------------------------------------------------------------------------------
Premier U.S. Government Money Portfolio                                                100%
----------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio                                                           100%
______________________________________________________________________________________________
==============================================================================================





34        AIM TREASURER'S SERIES TRUST

PROXY RESULTS

PREMIER PORTFOLIO
PREMIER TAX-EXEMPT PORTFOLIO
PREMIER U.S. GOVERNMENT PORTFOLIO

Special Meetings ("Meetings") of Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio, and Premier U.S. Government Money Portfolio, all investment portfolios of AIM Treasurer's Series Trust, a Delaware statutory trust ("Trust"), were held on February 29, 2008 and were adjourned, with respect to certain proposals, until March 28, 2008. The Meeting on March 28, 2008 was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

The results of the voting on the above matters were as follows:


                                                                                                                 WITHHELD/
        MATTERS                                                                                VOTES FOR       ABSTENTIONS**
----------------------------------------------------------------------------------------------------------------------------
(1)*    Bob R. Baker....................................................................     3,180,370,824      219,563,036
        Frank S. Bayley.................................................................     3,180,341,145      219,592,715
        James T. Bunch..................................................................     3,134,861,942      265,071,918
        Bruce L. Crockett...............................................................     3,134,861,942      265,071,918
        Albert R. Dowden................................................................     3,180,347,214      219,586,646
        Jack M. Fields..................................................................     3,179,565,440      220,368,420
        Martin L. Flanagan..............................................................     3,180,389,360      219,544,500
        Carl Frischling.................................................................     3,179,533,640      220,400,220
        Prema Mathai-Davis..............................................................     3,179,420,637      220,513,223
        Lewis F. Pennock................................................................     3,134,773,033      265,160,827
        Larry Soll, Ph.D. ..............................................................     3,134,776,717      265,157,143
        Raymond Stickel, Jr. ...........................................................     3,134,795,153      265,138,707
        Philip A. Taylor................................................................     3,178,659,366      221,274,494


                                                                                VOTES          WITHHELD/           BROKER
                                                             VOTES FOR         AGAINST        ABSTENTIONS        NON-VOTES
----------------------------------------------------------------------------------------------------------------------------
(2)*    Approve an amendment to the Trust's Agreement
        and Declaration of Trust that would permit the
        Board of Trustees of the Trust to terminate
        the Trust, the Fund, and each other series
        portfolio of the Trust, or a share class
        without a shareholder vote....................     2,568,893,778     354,476,455       321,667,783      154,895,844



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Treasurer's Series Trust.

** Includes Broker Non-Votes.


35        AIM TREASURER'S SERIES TRUST

PREMIER TAX-EXEMPT PORTFOLIO
PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

Special Meetings ("Meetings") of Shareholders of Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio ("Fund"), an investment portfolio of AIM Treasurer's Series Trust, a Delaware statutory trust ("Trust"), were held on February 29, 2008 and were adjourned, with respect to certain proposals, until March 28, 2008. The Meeting on March 28, 2008 was held for the following purposes:



(1)     Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management Inc.;
        Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan)
        Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited;
        Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.
(2)(a)  Approve modification of fundamental restriction on issuer diversification.
(2)(b)  Approve modification of fundamental restrictions on issuing senior securities and borrowing money.
(2)(c)  Approve modification of fundamental restriction on underwriting securities.
(2)(d)  Approve modification of fundamental restriction on industry concentration.
(2)(e)  Approve modification of fundamental restriction on real estate investments.
(2)(f)  Approve modification of fundamental restriction on purchasing or selling commodities.
(2)(g)  Approve modification of fundamental restriction on making loans.
(2)(h)  Approve modification of fundamental restriction on investment in investment companies.
(3)     Approve making the investment objective of the fund non-fundamental.


                                                                                 VOTES        WITHHELD/        BROKER
        MATTERS                                                  VOTES FOR      AGAINST      ABSTENTIONS      NON-VOTES
-----------------------------------------------------------------------------------------------------------------------
(1)     Premier Tax-Exempt Portfolio.......................     95,910,964       847,726        133,889      48,184,247
(2)(a)  Premier Tax-Exempt Portfolio.......................     96,539,647       232,817        120,115      48,184,247
(2)(b)  Premier Tax-Exempt Portfolio.......................     96,539,647       232,817        120,115      48,184,247
(2)(c)  Premier Tax-Exempt Portfolio.......................     96,539,647       232,817        120,115      48,184,247
(2)(d)  Premier Tax-Exempt Portfolio.......................     96,539,647       232,817        120,115      48,184,247
(2)(e)  Premier Tax-Exempt Portfolio.......................     96,539,647       232,817        120,115      48,184,247
(2)(f)  Premier Tax-Exempt Portfolio.......................     96,539,647       232,817        120,115      48,184,247
(2)(g)  Premier Tax-Exempt Portfolio.......................     96,539,647       232,817        120,115      48,184,247
(2)(h)  Premier Tax-Exempt Portfolio.......................     96,539,647       232,817        120,115      48,184,247
(3)     Premier Tax-Exempt Portfolio.......................     95,830,488     1,062,091          0          48,184,247

Premier U.S. Government Money Portfolio did not receive shareholder votes sufficient to achieve quorum. As a result,
Proposals 1, 2(a) - (h) and 3 have failed to pass.

The results of the voting on the above matters were as follows:

                                                                                 VOTES        WITHHELD/        BROKER
        MATTERS                                                  VOTES FOR      AGAINST      ABSTENTIONS      NON-VOTES
-----------------------------------------------------------------------------------------------------------------------
(1)     Premier U.S. Government Money Portfolio............     22,372,020     2,179,236      1,765,650       3,695,938
(2)(a)  Premier U.S. Government Money Portfolio............     22,772,416     2,249,320      1,295,170       3,695,938
(2)(b)  Premier U.S. Government Money Portfolio............     22,750,253     2,271,483      1,295,170       3,695,938
(2)(c)  Premier U.S. Government Money Portfolio............     22,768,761     2,252,820      1,295,325       3,695,938
(2)(d)  Premier U.S. Government Money Portfolio............     22,761,903     2,259,832      1,295,171       3,695,938
(2)(e)  Premier U.S. Government Money Portfolio............     22,745,222     2,276,513      1,295,171       3,695,938
(2)(f)  Premier U.S. Government Money Portfolio............     22,749,061     2,272,674      1,295,171       3,695,938
(2)(g)  Premier U.S. Government Money Portfolio............     22,738,293     2,283,442      1,295,171       3,695,938
(2)(h)  Premier U.S. Government Money Portfolio............     22,772,416     2,249,320      1,295,170       3,695,938
(3)     Premier U.S. Government Money Portfolio............     22,961,167     1,817,570      1,538,169       3,695,938




36        AIM TREASURER'S SERIES TRUST

TRUSTEES AND OFFICERS


The address of each trustee and officer of AIM Treasurer's Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 103 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.



NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

 INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------------

 Martin L.                      2007          Executive Director, Chief Executive Officer and President,    None
 Flanagan(1) -- 1960                          Invesco Ltd. (ultimate parent of Invesco Aim and a global
 Trustee                                      investment management firm); Chairman, Invesco Aim Advisors,
                                              Inc. (registered investment advisor); Director, Chairman,
                                              Chief Executive Officer and President, IVZ Inc. (holding
                                              company); INVESCO North American Holdings, Inc. (holding
                                              company); and, INVESCO Group Services, Inc. (service
                                              provider); Trustee, The AIM Family of Funds--Registered
                                              Trademark--; Vice Chairman, Investment Company Institute;
                                              and Member of Executive Board, SMU Cox School of Business

                                              Formerly: Director, Chief Executive Officer and President,
                                              Invesco Holding Company Limited (parent of Invesco Aim and a global investment management firm); Chairman, Investment
                                              Company Institute; President, Co-Chief Executive Officer,
                                              Co-President, Chief Operating Officer and Chief Financial
                                              Officer, Franklin Resources, Inc. (global investment
                                              management organization)
--------------------------------------------------------------------------------------------------------------------------------

 Philip A. Taylor(2) -- 1954    2006          Head of North American Retail and Senior Managing Director,   None
 Trustee, President and                       Invesco Ltd.; Director, Chief Executive Officer and
 Principal                                    President, Invesco Trimark Dealer Inc. (formerly AIM Mutual
 Executive Officer                            Fund Dealer Inc.) (registered broker dealer), Invesco Aim
                                              Advisors, Inc., and 1371 Preferred Inc. (holding company);
                                              Director, Chairman, Chief Executive Officer and President,
                                              Invesco Aim Management Group, Inc. (financial services
                                              holding company) and Invesco Aim Capital Management, Inc.
                                              (registered investment advisor); Director and President,
                                              INVESCO Funds Group, Inc. (registered investment advisor and register transfer agent) and AIM GP Canada Inc. (general
                                              partner for a limited partnership); Director, Invesco Aim
                                              Distributors, Inc. (registered broker dealer); Director and
                                              Chairman, Invesco Aim Investment Services, Inc. (registered transfer agent) and INVESCO Distributors, Inc. (registered broker dealer); Director, President and Chairman, IVZ Callco
                                              Inc. (holding company), INVESCO Inc. (holding company) and
                                              Invesco Canada Holdings Inc. (formerly AIM Canada Holdings
                                              Inc.) (holding company); Chief Executive Officer, AIM
                                              Trimark Corporate Class Inc. (formerly AIM Trimark Global
                                              Fund Inc.) (corporate mutual fund company) and AIM Trimark
                                              Canada Fund Inc. (corporate mutual fund company); Director and Chief Executive Officer, Invesco Trimark Ltd./Invesco
                                              Trimark Ltee (formerly AIM Funds Management Inc. d/b/a
                                              INVESCO Enterprise Services) (registered investment advisor and registered transfer agent); Trustee, President and
                                              Principal Executive Officer of The AIM Family of Funds--
                                              Registered Trademark-- (other than AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family of Funds--
                                              Registered Trademark-- (AIM Treasurer's Series Trust and
                                              Short-Term Investments Trust only); and Manager, Invesco
                                              PowerShares Capital Management LLC

                                              Formerly: Director and President, AIM Trimark Corporate
                                              Class Inc. and AIM Trimark Canada Fund Inc.; Director and
                                              President, Invesco Trimark Ltd./Invesco Trimark Ltee
                                              (formerly AIM Funds Management Inc. d/b/a INVESCO Enterprise
                                              Services); Senior Managing Director, Invesco Holding Company
                                              Limited; Trustee and Executive Vice President, Tax-Free
                                              Investments Trust; Director and Chairman, Fund Management
                                              Company (registered broker dealer); President and Principal
                                              Executive Officer, The AIM Family of Funds--Registered
                                              Trademark-- (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only);
                                              President, AIM Trimark Global Fund Inc. and AIM Trimark
                                              Canada Fund Inc.; and Director, Trimark Trust (federally
                                              regulated Canadian Trust Company)

--------------------------------------------------------------------------------------------------------------------------------

 INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------

 Bruce L. Crockett -- 1944      2003          Chairman, Crockett Technology Associates (technology          ACE Limited
 Trustee and Chair                            consulting company)                                           (insurance company);
                                                                                                            and Captaris, Inc.
                                                                                                            (unified messaging
                                                                                                            provider)
--------------------------------------------------------------------------------------------------------------------------------

 Bob R. Baker -- 1936           1983          Retired                                                       None
 Trustee
--------------------------------------------------------------------------------------------------------------------------------

 Frank S. Bayley -- 1939        2003          Retired
 Trustee
                                              Formerly: Partner, law firm of Baker & McKenzie; and          None
                                              Director, Badgley Funds, Inc. (registered investment
                                              company) (2 portfolios)

--------------------------------------------------------------------------------------------------------------------------------


 James T. Bunch -- 1942         2000          Founder, Green, Manning & Bunch Ltd., (investment banking     Director, Policy
 Trustee                                      firm)                                                         Studies, Inc. and
                                                                                                            Van Gilder Insurance
                                                                                                            Corporation

--------------------------------------------------------------------------------------------------------------------------------


 Albert R. Dowden -- 1941       2003          Director of a number of public and private business           None
 Trustee                                      corporations, including the Boss Group Ltd. (private
                                              investment and management); Continental Energy Services, LLC
                                              (oil and gas pipeline service); Reich & Tang Funds
                                              (registered investment company); Annuity and Life Re
                                              (Holdings), Ltd. (reinsurance company), and Homeowners of
                                              America Holding Corporation/Homeowners of America Insurance
                                              Company (property casualty company)

                                              Formerly: Director, CompuDyne Corporation (provider of
                                              product and services to the public security market);
                                              Director, President and Chief Executive Officer, Volvo Group
                                              North America, Inc.; Senior Vice President, AB Volvo;
                                              Director of various public and private corporations

--------------------------------------------------------------------------------------------------------------------------------


 Jack M. Fields -- 1952         2003          Chief Executive Officer, Twenty First Century Group, Inc.     Administaff
 Trustee                                      (government affairs company); and Owner and Chief Executive
                                              Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment)

                                              Formerly: Chief Executive Officer, Texana Timber LP
                                              (sustainable forestry company); and Discovery Global
                                              Education Fund (non-profit)

--------------------------------------------------------------------------------------------------------------------------------


 Carl Frischling -- 1937        2003          Partner, law firm of Kramer Levin Naftalis and Frankel LLP    Director, Reich &
 Trustee                                                                                                    Tang Funds) (15
                                                                                                            portfolios)

--------------------------------------------------------------------------------------------------------------------------------


 Prema Mathai-Davis -- 1950     2003          Formerly: Chief Executive Officer, YWCA of the USA            None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Lewis F. Pennock -- 1942       2003          Partner, law firm of Pennock & Cooper                         None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Larry Soll -- 1942             1997          Retired                                                       None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Raymond Stickel, Jr. -- 1944   2005          Retired
 Trustee

                                              Formerly: Partner, Deloitte & Touche; and Director, Mainstay  None
                                              VP Series Funds, Inc. (25 portfolios)

--------------------------------------------------------------------------------------------------------------------------------



(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.


37        AIM TREASURER'S SERIES TRUST

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                     OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                            DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                                HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

 OTHER OFFICERS
--------------------------------------------------------------------------------------------------------------------------------

 Karen Dunn Kelley -- 1960      2003          Head of Invesco's World Wide Fixed Income and Cash Management      N/A
 President and Principal                      Group; Director of Cash Management and Senior Vice President,
 Executive Officer                            Invesco Aim Advisors, Inc. and Invesco Aim Capital Management,
                                              Inc; Executive Vice President, Invesco Aim Distributors, Inc.;
                                              Senior Vice President, Invesco Aim Management Group, Inc.; Vice
                                              President, The AIM Family of Funds--Registered Trademark-- (other than AIM Treasurer's Series Trust and Short-Term Investments
                                              Trust); and President and Principal Executive Officer, The AIM
                                              Family of Funds--Registered Trademark-- (AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust only)

                                              Formerly President and Principal Executive Officer, Tax-Free
                                              Investments Trust; Director and President, Fund Management
                                              Company; Chief Cash Management Officer and Managing Director,
                                              Invesco Aim Capital Management, Inc.; and Vice President, Invesco
                                              Aim Advisors, Inc. and The AIM Family of Funds--Registered
                                              Trademark-- (AIM Treasurer's Series Trust, Short-Term Investments
                                              Trust and Tax-Free Investments Trust only)

--------------------------------------------------------------------------------------------------------------------------------

 Russell C. Burk -- 1958        2005          Senior Vice President and Senior Officer of The AIM Family of      N/A
 Senior Vice President and                    Funds--Registered Trademark--
 Senior Officer
                                              Formerly: Director of Compliance and Assistant General Counsel,
                                              ICON Advisers, Inc.; Financial Consultant, Merrill Lynch; General
                                              Counsel and Director of Compliance, ALPS Mutual Funds, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 John M. Zerr -- 1962           2006          Director, Senior Vice President, Secretary and General Counsel,    N/A
 Senior Vice President, Chief                 Invesco Aim Management Group, Inc., Invesco Aim Advisors, Inc.
 Legal Officer and Secretary                  and Invesco Aim Capital Management, Inc.; Director, Senior Vice
                                              President and Secretary, Invesco Aim Distributors, Inc.;
                                              Director, Vice President and Secretary, Invesco Aim Investment
                                              Services, Inc. and INVESCO Distributors, Inc.; Director and Vice
                                              President, INVESCO Funds Group Inc.; Senior Vice President, Chief
                                              Legal Officer and Secretary, The AIM Family of Funds--Registered
                                              Trademark--; and Manager, Invesco PowerShares Capital Management
                                              LLC

                                              Formerly: Director, Vice President and Secretary, Fund Management
                                              Company; Vice President, Invesco Aim Capital Management, Inc.;
                                              Chief Operating Officer, Senior Vice President, General Counsel
                                              and Secretary, Liberty Ridge Capital, Inc. (an investment
                                              adviser); Vice President and Secretary, PBHG Funds (an investment company); Vice President and Secretary, PBHG Insurance Series
                                              Fund (an investment company); Chief Operating Officer, General
                                              Counsel and Secretary, Old Mutual Investment Partners (a broker-
                                              dealer); General Counsel and Secretary, Old Mutual Fund Services
                                              (an administrator); General Counsel and Secretary, Old Mutual
                                              Shareholder Services (a shareholder servicing center); Executive
                                              Vice President, General Counsel and Secretary, Old Mutual
                                              Capital, Inc. (an investment adviser); and Vice President and
                                              Secretary, Old Mutual Advisors Funds (an investment company)

--------------------------------------------------------------------------------------------------------------------------------

 Lisa O. Brinkley -- 1959       2004          Global Compliance Director, Invesco Ltd.; and Vice President, The  N/A
 Vice President                               AIM Family of Funds--Registered Trademark--

                                              Formerly: Senior Vice President, Invesco Aim Management Group,
                                              Inc.; Senior Vice President and Chief Compliance Officer, Invesco
                                              Aim Advisors, Inc. and The AIM Family of Funds--Registered
                                              Trademark--; Vice President and Chief Compliance Officer, Invesco
                                              Aim Capital Management, Inc. and Invesco Aim Distributors, Inc.;
                                              Vice President, Invesco Aim Investment Services, Inc. and Fund
                                              Management Company; and Senior Vice President and Compliance
                                              Director, Delaware Investments Family of Funds

--------------------------------------------------------------------------------------------------------------------------------

 Kevin M. Carome -- 1956        2003          General Counsel, Secretary and Senior Managing Director, Invesco   N/A
 Vice President                               Ltd.; Director and Secretary, Invesco Holding Company Limited,
                                              IVZ, Inc. and INVESCO Group Services, Inc.; Director, INVESCO
                                              Funds Group, Inc.; Secretary, INVESCO North American Holdings,
                                              Inc.; and Vice President, The AIM Family of Funds--Registered
                                              Trademark--

                                              Formerly: Director, Senior Vice President, Secretary and General
                                              Counsel, Invesco Aim Management Group, Inc. and Invesco Aim
                                              Advisors, Inc.; Senior Vice President, Invesco Aim Distributors,
                                              Inc.; Director, General Counsel and Vice President, Fund
                                              Management Company; Vice President, Invesco Aim Capital
                                              Management, Inc. and Invesco Aim Investment Services, Inc.;
                                              Senior Vice President, Chief Legal Officer and Secretary, The AIM
                                              Family of Funds--Registered Trademark--; Director and Vice
                                              President, INVESCO Distributors, Inc. and Chief Executive Officer
                                              and President, INVESCO Funds Group, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Sheri S. Morris -- 1964        2008          Vice President, Treasurer and Principal Financial Officer, The     N/A
 Vice President, Treasurer                    AIM Family of Funds--Registered Trademark--; and Assistant Vice
 and Principal Financial                      President, Invesco Aim Advisors, Inc., Invesco Aim Capital
 Officer                                      Management, Inc. and Invesco Aim Private Asset Management, Inc.

                                              Formerly: Assistant Vice President and Assistant Treasurer, The
                                              AIM Family of Funds--Registered Trademark--

--------------------------------------------------------------------------------------------------------------------------------

 Lance A. Rejsek -- 1967        2005          Anti-Money Laundering Compliance Officer, Invesco Aim Advisors,    N/A
 Anti-Money Laundering                        Inc., Invesco Aim Capital Management, Inc., Invesco Aim
 Compliance Officer                           Distributors, Inc., Invesco Aim Investment Services, Inc.,
                                              Invesco Aim Private Asset Management, Inc. and The AIM Family of
                                              Funds--Registered Trademark--

                                              Formerly: Anti-Money Laundering Compliance Officer, Fund
                                              Management Company; and Manager of the Fraud Prevention
                                              Department, Invesco Aim Investment Services, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Todd L. Spillane -- 1958       2006          Senior Vice President, Invesco Aim Management Group, Inc.; Senior  N/A
 Chief Compliance Officer                     Vice President and Chief Compliance Officer, Invesco Aim
                                              Advisors, Inc. and Invesco Aim Capital Management, Inc.; Chief
                                              Compliance Officer, The AIM Family of Funds--Registered
                                              Trademark--, Invesco Global Asset Management (N.A.), Inc.
                                              (registered investment advisor), Invesco Institutional (N.A.),
                                              Inc., (registered investment advisor), INVESCO Private Capital
                                              Investments, Inc. (holding company), Invesco Private Capital,
                                              Inc. (registered investment advisor) and Invesco Senior Secured
                                              Management, Inc. (registered investment advisor); and Vice
                                              President, Invesco Aim Distributors, Inc. and Invesco Aim
                                              Investment Services, Inc.

                                              Formerly: Vice President, Invesco Aim Capital Management, Inc.
                                              and Fund Management Company; and Global Head of Product
                                              Development, AIG-Global Investment Group, Inc.

--------------------------------------------------------------------------------------------------------------------------------



The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

Please refer to the fund's prospectus for information on the fund's sub-advisors.



OFFICE OF THE FUND        INVESTMENT ADVISOR         DISTRIBUTOR                AUDITORS
11 Greenway Plaza         Invesco Aim Advisors,      Invesco Aim Distributors,  PricewaterhouseCoopers
Suite 100                 Inc.                       Inc.                       LLP
Houston, TX 77046-1173    11 Greenway Plaza          11 Greenway Plaza          1201 Louisiana Street
                          Suite 100                  Suite 100                  Suite 2900
                          Houston, TX 77046-1173     Houston, TX 77046-1173     Houston, TX 77002-5678


COUNSEL TO THE FUND       COUNSEL TO THE             TRANSFER AGENT             CUSTODIAN
Stradley Ronon Stevens    INDEPENDENT TRUSTEES       Invesco Aim Investment     The Bank of New York
& Young, LLP              Kramer, Levin, Naftalis &  Services, Inc.             2 Hanson Place
2600 One Commerce Square  Frankel LLP                P.O. Box 4739              Brooklyn, NY 11217-1431
Philadelphia, PA 19103    1177 Avenue of the         Houston, TX 77210-4739
                          Americas
                          New York, NY 10036-2714




38        AIM TREASURER'S SERIES TRUST

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Fund's shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. To locate each Fund's portfolio holdings information, access the Fund's overview page. Links to each Fund's complete quarterly holdings will be available on this
Web page. Shareholders can also look up the Fund's Form N-Q filings on the SEC website, sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public
Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05460 and 033-19862.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the AIM website,
invescoaim.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC website, sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC website, sec.gov. Activity.
Next, select the Fund from the drop down menu. This information is also available on the SEC website, sec.gov.

If used after January 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly
Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim
Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private
Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Invesco Institutional (N.A.), Inc., Invesco Senior
Secured Management, Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Trimark Ltd., Invesco Asset       [INVESCO AIM LOGO]
Management (Japan) Ltd., Invesco Hong Kong Ltd., Invesco Australia Limited, Invesco Asset Management Limited          -SERVICE MARK-
and Invesco Asset Management Deutschland GmbH are affiliated investment advisors that serve as subadvisors to many of the products and services represented by Invesco Aim. Invesco Aim Distributors, Inc. is the
distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

invescoaim.com   l-TST-AR-2   Invesco Aim Distributors, Inc.

ITEM 2. CODE OF ETHICS.

     As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Raymond Stickel, Jr. Mr. Stickel is "independent" within the meaning of that term as used in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

FEES BILLED BY PWC RELATED TO THE REGISTRANT

     PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

                                               Percentage of Fees                             Percentage of Fees
                                              Billed Applicable to                          Billed Applicable to
                                               Non-Audit Services                             Non-Audit Services
                                              Provided for fiscal                            Provided for fiscal
                        Fees Billed for          year end 2008          Fees Billed for         year end 2007
                       Services Rendered     Pursuant to Waiver of   Services Rendered to   Pursuant to Waiver of
                     to the Registrant for        Pre-Approval        the Registrant for         Pre-Approval
                      fiscal year end 2008       Requirement(1)      fiscal year end 2007       Requirement(1)
                     ---------------------   ---------------------   --------------------   ---------------------
Audit Fees                  $71,815                   N/A                   $68,088                  N/A
Audit-Related Fees          $     0                     0%                  $     0                    0%
Tax Fees(2)                 $16,282                     0%                  $15,036                    0%
All Other Fees              $     0                     0%                  $     0                    0%
                            -------                                         -------
Total Fees                  $88,097                     0%                  $83,124                    0%

PWC billed the Registrant aggregate non-audit fees of $16,282 for the fiscal year ended 2008, and $15,036 for the fiscal year ended 2007, for non-audit services rendered to the Registrant.

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant's Audit Committee and approved by the Registrant's Audit Committee prior to the completion of the audit.

(2) Tax fees for the fiscal year end August 31, 2008 includes fees billed for reviewing tax returns and consultation services. Tax fees for the fiscal year end August 31, 2007 includes fees billed for reviewing tax returns.

FEES BILLED BY PWC RELATED TO INVESCO AIM AND INVESCO AIM AFFILIATES

     PWC billed Invesco Aim Advisors, Inc. ("Invesco Aim"), the Registrant's adviser, and any entity controlling, controlled by or under common control with Invesco Aim that provides ongoing services to the Registrant ("Invesco Aim Affiliates") aggregate fees for pre-approved non-audit services rendered to Invesco Aim and Invesco Aim Affiliates for the last two fiscal years as follows:

                      Fees Billed for Non-                               Fees Billed for Non-
                         Audit Services                                     Audit Services
                      Rendered to Invesco       Percentage of Fees       Rendered to Invesco       Percentage of Fees
                      Aim and Invesco Aim      Billed Applicable to      Aim and Invesco Aim      Billed Applicable to
                     Affiliates for fiscal      Non-Audit Services      Affiliates for fiscal      Non-Audit Services
                       year end 2008 That    Provided for fiscal year     year end 2007 That    Provided for fiscal year
                         Were Required         end 2008 Pursuant to         Were Required         end 2007 Pursuant to
                       to be Pre-Approved         Waiver of Pre-          to be Pre-Approved         Waiver of Pre-
                      by the Registrant's            Approval            by the Registrant's            Approval
                        Audit Committee           Requirement(1)           Audit Committee           Requirement(1)
                     ---------------------   ------------------------   ---------------------   ------------------------
Audit-Related Fees             $0                       0%                        $0                       0%
Tax Fees                       $0                       0%                        $0                       0%
All Other Fees                 $0                       0%                        $0                       0%
                              ---                                                ---
Total Fees(2)                  $0                       0%                        $0                       0%

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, Invesco Aim and Invesco Aim Affiliates to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant's Audit Committee and approved by the Registrant's Audit Committee prior to the completion of the audit.

(2) Including the fees for services not required to be pre-approved by the registrant's audit committee, PWC billed Invesco Aim and Invesco Aim Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2008, and $0 for the fiscal year ended 2007, for non-audit services rendered to Invesco Aim and Invesco Aim Affiliates.

     The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco Aim and Invesco Aim Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC's independence. To the extent that such services were provided, the Audit Committee determined that the provision of such services is compatible with PWC maintaining independence with respect to the Registrant.

                  PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
                             POLICIES AND PROCEDURES
                      As adopted by the Audit Committees of
                           the AIM Funds (the "Funds")
                         Last Amended September 18, 2006

STATEMENT OF PRINCIPLES

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules"), the Audit Committees of the Funds' (the "Audit Committee") Board of Trustees (the "Board") are responsible for the appointment, compensation and oversight of the work of independent accountants (an "Auditor"). As part of this responsibility and to assure that the Auditor's independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees ("general pre-approval") or require the specific pre-approval of the Audit Committees ("specific pre-approval"). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor's independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

DELEGATION

The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Trustees. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next quarterly meeting.

AUDIT SERVICES

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor's qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committees may grant either general or specific pre-approval of other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

NON-AUDIT SERVICES

The Audit Committees may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC's Rules on auditor independence, and otherwise conforms to the Audit Committee's general principles and policies as set forth herein.

AUDIT-RELATED SERVICES

"Audit-related services" are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.

TAX SERVICES

"Tax services" include, but are not limited to, the review and signing of the Funds' federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds' Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

     1. Describe in writing to the Audit Committees, which writing may be in the form of the proposed engagement letter:

               a. The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

               b. Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

     2. Discuss with the Audit Committees the potential effects of the services on the independence of the Auditor; and

     3.   Document the substance of its discussion with the Audit Committees.

ALL OTHER AUDITOR SERVICES

The Audit Committees may pre-approve non-audit services classified as "All other services" that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

PRE-APPROVAL FEE LEVELS OR ESTABLISHED AMOUNTS

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

PROCEDURES

On an annual basis, Invesco Aim Advisors, Inc. ("Invesco Aim") will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds' Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund's Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committees will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committees the potential effects of the services on the Auditor's independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committees have designated the Funds' Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds' Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds' Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds' Treasurer or senior management of AIM.

EXHIBIT 1 TO PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES POLICIES AND
PROCEDURES

CONDITIONALLY PROHIBITED NON-AUDIT SERVICES (NOT PROHIBITED IF THE FUND CAN REASONABLY CONCLUDE THAT THE RESULTS OF THE SERVICE WOULD NOT BE SUBJECT TO AUDIT PROCEDURES IN CONNECTION WITH THE AUDIT OF THE FUND'S FINANCIAL STATEMENTS)

     - Bookkeeping or other services related to the accounting records or financial statements of the audit client

     -    Financial information systems design and implementation

     - Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

     -    Actuarial services

     -    Internal audit outsourcing services

CATEGORICALLY PROHIBITED NON-AUDIT SERVICES

     -    Management functions

     -    Human resources

     -    Broker-dealer, investment adviser, or investment banking services

     -    Legal services

     -    Expert services unrelated to the audit

     -    Any service or product provided for a contingent fee or a commission

     - Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

     - Tax services for persons in financial reporting oversight roles at the Fund

     - Any other service that the Public Company Oversight Board determines by regulation is impermissible.

     PwC advised the Funds' Audit Committee that PwC had identified two matters that required further consideration under the SEC's auditor independence rules.

     First, PwC was engaged to perform services to an affiliate of Invesco Ltd., including (a) consulting with respect to the acquisition by the affiliate of certain assets from a third party; and (b) providing expert testimony in connection with any arbitration proceeding or litigation arising from or relating to the transaction. SEC rules provide that an accountant is not independent if, at any point during the audit and professional engagement period, the accountant provides expert services unrelated to the audit to an audit client. Specifically, PwC would not be permitted to provide expert testimony nor perform other services in support of the client or its counsel in connection with a proceeding. Within days of being engaged to provide the services it was determined that some of the services contemplated in the engagement terms would be inconsistent with the SEC's auditor independence rules. A review of the services performed pursuant to the original agreement was conducted. It was concluded that the services performed were not inconsistent with the SEC's independence rules. Following the review, the initial engagement terms were modified to limit PwC's services to those permitted under the rules.

     Second, an employee of PwC served as a nominee shareholder (effectively equivalent to a Trustee) of various companies or trusts since 2001. Some of these companies held shares of INVESCO Nippon Warrants Fund (the "Investment."), an affiliate of Invesco Ltd., formerly known as AMVESCAP PLC (the "Company"). The investment, which consisted of 2,070 shares, was initially entered into during July 1, 2001 - December 31, 2005.

     PwC informed the Audit Committee that the second matter could have constituted an investment in an affiliate of an audit client in violation of Rule 2-01(c)(1) of Regulation S-X. PwC advised the Audit Committee that it believes its independence had not been adversely affected as it related to the audits of the Funds. In reaching this conclusion, PwC noted that during the time of its audit, the engagement team was not aware of the investment, as it relates to the second matter, and that PwC did not believe either of these situations affected PwC's ability to act objectively and impartially and to issue a report on financial statements as the

     Funds' independent auditor. Based upon PwC's review and discussion, the audit committee concurred with PwC's conclusions in relation to its independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of September 24, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 24, 2008, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)   Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AIM Treasurer's Series Trust

By:      /s/ KAREN DUNN KELLEY
         ---------------------------
         Karen Dunn Kelley
         Principal Executive Officer

Date:    November 7, 2008


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ KAREN DUNN KELLEY
         ---------------------------
         Karen Dunn Kelley
         Principal Executive Officer

Date:    November 7, 2008


By:      /s/ SHERI MORRIS
         ---------------------------
         Sheri Morris
         Principal Financial Officer

Date:    November 7, 2008

                                  EXHIBIT INDEX

 12(a)(1)      Code of Ethics.

 12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

 12(a)(3)      Not applicable.

 12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.